UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2024:
John Hancock Multimanager Lifetime Portfolios
  Multimanager 2010 Lifetime Portfolio
  Multimanager 2015 Lifetime Portfolio
  Multimanager 2020 Lifetime Portfolio
  Multimanager 2025 Lifetime Portfolio
  Multimanager 2030 Lifetime Portfolio
  Multimanager 2035 Lifetime Portfolio
  Multimanager 2040 Lifetime Portfolio
  Multimanager 2045 Lifetime Portfolio
  Multimanager 2050 Lifetime Portfolio
  Multimanager 2055 Lifetime Portfolio
  Multimanager 2060 Lifetime Portfolio
  Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class 1/JAAVX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX) returned 21.48% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	21.48%	11.08%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

477A-1
8/24
10/24

John Hancock Multimanager 2065 Lifetime Portfolio
Class A/JAAWX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$46	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX) returned 21.12% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	15.05%	9.25%
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)—excluding sales charge	21.12%	10.69%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

477A-A
8/24
10/24

John Hancock Multimanager 2065 Lifetime Portfolio
Class I/JABSX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class I/JABSX) returned 21.40% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	21.40%	11.03%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

477A-I
8/24
10/24

John Hancock Multimanager 2065 Lifetime Portfolio
Class R2/JAAZX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$30	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX) returned 21.27% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	21.27%	10.85%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

477A-R2
8/24
10/24

John Hancock Multimanager 2065 Lifetime Portfolio
Class R4/JABBX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$18	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX) returned 21.38% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	21.38%	10.97%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

477A-R4
8/24
10/24

John Hancock Multimanager 2065 Lifetime Portfolio
Class R5/JABDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX) returned 21.56% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	21.56%	11.13%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

477A-R5
8/24
10/24

John Hancock Multimanager 2065 Lifetime Portfolio
Class R6/JABEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX) returned 21.51% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	21.51%	11.14%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

477A-R6
8/24
10/24

John Hancock Multimanager 2060 Lifetime Portfolio
Class 1/JRETX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX) returned 21.58% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	21.58%	10.90%	10.30%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

463A-1
8/24
10/24

John Hancock Multimanager 2060 Lifetime Portfolio
Class A/JJERX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$46	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class A/JJERX) returned 21.08% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	15.05%	9.34%	9.22%
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)—excluding sales charge	21.08%	10.48%	9.89%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

463A-A
8/24
10/24

John Hancock Multimanager 2060 Lifetime Portfolio
Class I/JMENX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class I/JMENX) returned 21.50% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	21.50%	10.83%	10.24%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

463A-I
8/24
10/24

John Hancock Multimanager 2060 Lifetime Portfolio
Class R2/JVIMX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$56	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX) returned 20.90% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	20.90%	10.42%	9.90%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

463A-R2
8/24
10/24

John Hancock Multimanager 2060 Lifetime Portfolio
Class R4/JROUX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$20	0.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX) returned 21.36% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	21.36%	10.74%	10.16%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

463A-R4
8/24
10/24

John Hancock Multimanager 2060 Lifetime Portfolio
Class R5/JGHTX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$7	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX) returned 21.50% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	21.50%	10.88%	10.29%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

463A-R5
8/24
10/24

John Hancock Multimanager 2060 Lifetime Portfolio
Class R6/JESRX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX) returned 21.61% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	21.61%	10.94%	10.35%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

463A-R6
8/24
10/24

John Hancock Multimanager 2055 Lifetime Portfolio
Class 1/JLKUX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX) returned 21.41% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	21.41%	10.85%	8.32%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

449A-1
8/24
10/24

John Hancock Multimanager 2055 Lifetime Portfolio
Class A/JLKLX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$46	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX) returned 21.10% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	15.00%	9.33%	7.36%
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)—excluding sales charge	21.10%	10.45%	7.92%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

449A-A
8/24
10/24

John Hancock Multimanager 2055 Lifetime Portfolio
Class I/JHRTX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX) returned 21.45% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	21.45%	10.78%	8.22%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares, which ceased operations on 10-23-20, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

449A-I
8/24
10/24

John Hancock Multimanager 2055 Lifetime Portfolio
Class R2/JLKNX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$55	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX) returned 20.92% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	20.92%	10.33%	7.89%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

449A-R2
8/24
10/24

John Hancock Multimanager 2055 Lifetime Portfolio
Class R4/JLKQX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$18	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX) returned 21.33% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	21.33%	10.73%	8.20%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

449A-R4
8/24
10/24

John Hancock Multimanager 2055 Lifetime Portfolio
Class R5/JLKSX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX) returned 21.49% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	21.49%	10.85%	8.32%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

449A-R5
8/24
10/24

John Hancock Multimanager 2055 Lifetime Portfolio
Class R6/JLKTX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX) returned 21.55% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	21.55%	10.89%	8.36%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

449A-R6
8/24
10/24

John Hancock Multimanager 2050 Lifetime Portfolio
Class 1/JLKOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX) returned 21.47% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	21.47%	10.85%	8.31%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

396A-1
8/24
10/24

John Hancock Multimanager 2050 Lifetime Portfolio
Class A/JLKAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$46	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX) returned 21.02% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	15.01%	9.32%	7.36%
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)—excluding sales charge	21.02%	10.44%	7.91%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

396A-A
8/24
10/24

John Hancock Multimanager 2050 Lifetime Portfolio
Class I/JHRPX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX) returned 21.37% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	21.37%	10.77%	8.25%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

396A-I
8/24
10/24

John Hancock Multimanager 2050 Lifetime Portfolio
Class R2/JLKEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$55	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX) returned 20.94% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	20.94%	10.34%	7.82%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

396A-R2
8/24
10/24

John Hancock Multimanager 2050 Lifetime Portfolio
Class R4/JLKGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$28	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX) returned 21.18% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	21.18%	10.61%	8.09%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

396A-R4
8/24
10/24

John Hancock Multimanager 2050 Lifetime Portfolio
Class R5/JLKHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$7	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX) returned 21.42% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	21.42%	10.85%	8.31%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

396A-R5
8/24
10/24

John Hancock Multimanager 2050 Lifetime Portfolio
Class R6/JLKRX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX) returned 21.57% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	21.57%	10.90%	8.37%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

396A-R6
8/24
10/24

John Hancock Multimanager 2045 Lifetime Portfolio
Class 1/JLJOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX) returned 21.03% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	21.03%	10.72%	8.25%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

314A-1
8/24
10/24

John Hancock Multimanager 2045 Lifetime Portfolio
Class A/JLJAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$46	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX) returned 20.53% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	14.50%	9.19%	7.29%
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)—excluding sales charge	20.53%	10.31%	7.85%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

314A-A
8/24
10/24

John Hancock Multimanager 2045 Lifetime Portfolio
Class I/JHROX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class I/JHROX) returned 20.86% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	20.86%	10.67%	8.14%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares, which ceased operations on 10-23-20, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

314A-I
8/24
10/24

John Hancock Multimanager 2045 Lifetime Portfolio
Class R2/JLJEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$55	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX) returned 20.43% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	20.43%	10.20%	7.76%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

314A-R2
8/24
10/24

John Hancock Multimanager 2045 Lifetime Portfolio
Class R4/JLJGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$28	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX) returned 20.60% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	20.60%	10.48%	8.02%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

314A-R4
8/24
10/24

John Hancock Multimanager 2045 Lifetime Portfolio
Class R5/JLJHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$7	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX) returned 20.84% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	20.84%	10.71%	8.24%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

314A-R5
8/24
10/24

John Hancock Multimanager 2045 Lifetime Portfolio
Class R6/JLJIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX) returned 20.98% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	20.98%	10.76%	8.29%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

314A-R6
8/24
10/24

John Hancock Multimanager 2040 Lifetime Portfolio
Class 1/JLIOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX) returned 19.68% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	19.68%	10.11%	7.94%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

312A-1
8/24
10/24

John Hancock Multimanager 2040 Lifetime Portfolio
Class A/JLIAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$46	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX) returned 19.37% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	13.37%	8.60%	7.00%
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)—excluding sales charge	19.37%	9.71%	7.55%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

312A-A
8/24
10/24

John Hancock Multimanager 2040 Lifetime Portfolio
Class I/JHRDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX) returned 19.71% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	19.71%	10.05%	7.84%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares, which ceased operations on 10-23-20, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

312A-I
8/24
10/24

John Hancock Multimanager 2040 Lifetime Portfolio
Class R2/JLIEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$55	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX) returned 19.19% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	19.19%	9.61%	7.46%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

312A-R2
8/24
10/24

John Hancock Multimanager 2040 Lifetime Portfolio
Class R4/JLIGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX) returned 19.51% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	19.51%	9.89%	7.73%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

312A-R4
8/24
10/24

John Hancock Multimanager 2040 Lifetime Portfolio
Class R5/JLIHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$7	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX) returned 19.74% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	19.74%	10.12%	7.94%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

312A-R5
8/24
10/24

John Hancock Multimanager 2040 Lifetime Portfolio
Class R6/JLIIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX) returned 19.88% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	19.88%	10.17%	8.00%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

312A-R6
8/24
10/24

John Hancock Multimanager 2035 Lifetime Portfolio
Class 1/JLHOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX) returned 18.32% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	18.32%	9.19%	7.41%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

310A-1
8/24
10/24

John Hancock Multimanager 2035 Lifetime Portfolio
Class A/JLHAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$46	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX) returned 17.78% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	11.86%	7.67%	6.47%
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)—excluding sales charge	17.78%	8.78%	7.01%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

310A-A
8/24
10/24

John Hancock Multimanager 2035 Lifetime Portfolio
Class I/JHRMX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX) returned 18.23% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	18.23%	9.09%	7.28%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares, which ceased operations on 10-23-20, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

310A-I
8/24
10/24

John Hancock Multimanager 2035 Lifetime Portfolio
Class R2/JLHEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$56	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX) returned 17.80% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	17.80%	8.69%	6.92%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

310A-R2
8/24
10/24

John Hancock Multimanager 2035 Lifetime Portfolio
Class R4/JLHGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$24	0.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX) returned 18.09% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	18.09%	8.99%	7.19%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

310A-R4
8/24
10/24

John Hancock Multimanager 2035 Lifetime Portfolio
Class R5/JLHHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$7	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX) returned 18.20% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	18.20%	9.18%	7.39%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

310A-R5
8/24
10/24

John Hancock Multimanager 2035 Lifetime Portfolio
Class R6/JLHIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX) returned 18.27% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	18.27%	9.23%	7.45%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

310A-R6
8/24
10/24

John Hancock Multimanager 2030 Lifetime Portfolio
Class 1/JLFOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX) returned 16.48% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	16.48%	8.21%	6.83%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

308A-1
8/24
10/24

John Hancock Multimanager 2030 Lifetime Portfolio
Class A/JLFAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$45	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX) returned 16.02% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	10.21%	6.71%	5.89%
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)—excluding sales charge	16.02%	7.81%	6.43%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

308A-A
8/24
10/24

John Hancock Multimanager 2030 Lifetime Portfolio
Class I/JHRGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX) returned 16.51% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	16.51%	8.17%	6.73%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares, which ceased operations on 10-23-20, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

308A-I
8/24
10/24

John Hancock Multimanager 2030 Lifetime Portfolio
Class R2/JLFEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$54	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX) returned 15.99% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	15.99%	7.73%	6.34%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

308A-R2
8/24
10/24

John Hancock Multimanager 2030 Lifetime Portfolio
Class R4/JLFGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX) returned 16.19% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	16.19%	7.99%	6.61%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

308A-R4
8/24
10/24

John Hancock Multimanager 2030 Lifetime Portfolio
Class R5/JLFHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX) returned 16.48% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	16.48%	8.21%	6.82%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

308A-R5
8/24
10/24

John Hancock Multimanager 2030 Lifetime Portfolio
Class R6/JLFIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX) returned 16.54% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	16.54%	8.26%	6.88%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

308A-R6
8/24
10/24

John Hancock Multimanager 2025 Lifetime Portfolio
Class 1/JLEOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX) returned 14.50% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	14.50%	7.21%	6.19%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

306A-1
8/24
10/24

John Hancock Multimanager 2025 Lifetime Portfolio
Class A/JLEAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$45	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX) returned 14.15% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	8.44%	5.72%	5.26%
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)—excluding sales charge	14.15%	6.81%	5.80%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

306A-A
8/24
10/24

John Hancock Multimanager 2025 Lifetime Portfolio
Class I/JHRNX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX) returned 14.54% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	14.54%	7.13%	6.10%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares, which ceased operations on 10-23-20, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

306A-I
8/24
10/24

John Hancock Multimanager 2025 Lifetime Portfolio
Class R2/JLEEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$55	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX) returned 13.95% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	13.95%	6.71%	5.71%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

306A-R2
8/24
10/24

John Hancock Multimanager 2025 Lifetime Portfolio
Class R4/JLEGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX) returned 14.25% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	14.25%	6.98%	5.97%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

306A-R4
8/24
10/24

John Hancock Multimanager 2025 Lifetime Portfolio
Class R5/JLEHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX) returned 14.50% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	14.50%	7.18%	6.18%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

306A-R5
8/24
10/24

John Hancock Multimanager 2025 Lifetime Portfolio
Class R6/JLEIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX) returned 14.70% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	14.70%	7.25%	6.25%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

306A-R6
8/24
10/24

John Hancock Multimanager 2020 Lifetime Portfolio
Class 1/JLDOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX) returned 13.47% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	13.47%	6.29%	5.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

304A-1
8/24
10/24

John Hancock Multimanager 2020 Lifetime Portfolio
Class A/JLDAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$45	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX) returned 12.92% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	7.28%	4.81%	4.60%
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)—excluding sales charge	12.92%	5.89%	5.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

304A-A
8/24
10/24

John Hancock Multimanager 2020 Lifetime Portfolio
Class I/JHRVX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX) returned 13.48% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	13.48%	6.24%	5.46%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares, which ceased operations on 10-23-20, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

304A-I
8/24
10/24

John Hancock Multimanager 2020 Lifetime Portfolio
Class R2/JLDEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$52	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX) returned 12.92% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	12.92%	5.81%	5.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

304A-R2
8/24
10/24

John Hancock Multimanager 2020 Lifetime Portfolio
Class R4/JLDGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$28	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX) returned 13.18% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	13.18%	6.07%	5.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

304A-R4
8/24
10/24

John Hancock Multimanager 2020 Lifetime Portfolio
Class R5/JLDHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX) returned 13.45% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	13.45%	6.28%	5.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

304A-R5
8/24
10/24

John Hancock Multimanager 2020 Lifetime Portfolio
Class R6/JLDIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX) returned 13.55% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	13.55%	6.35%	5.60%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

304A-R6
8/24
10/24

John Hancock Multimanager 2015 Lifetime Portfolio
Class 1/JLBOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX) returned 12.55% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	12.55%	5.73%	5.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

302A-1
8/24
10/24

John Hancock Multimanager 2015 Lifetime Portfolio
Class A/JLBAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$45	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX) returned 12.15% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	6.56%	4.26%	4.16%
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)—excluding sales charge	12.15%	5.33%	4.70%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

302A-A
8/24
10/24

John Hancock Multimanager 2015 Lifetime Portfolio
Class I/JHREX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class I/JHREX) returned 12.47% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	12.47%	5.63%	4.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares, which ceased operations on 10-23-20, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

302A-I
8/24
10/24

John Hancock Multimanager 2015 Lifetime Portfolio
Class R2/JLBKX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$54	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX) returned 12.16% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	12.16%	5.26%	4.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

302A-R2
8/24
10/24

John Hancock Multimanager 2015 Lifetime Portfolio
Class R4/JLBGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$16	0.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX) returned 12.58% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	12.58%	5.71%	4.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

302A-R4
8/24
10/24

John Hancock Multimanager 2015 Lifetime Portfolio
Class R5/JLBHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX) returned 12.55% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	12.55%	5.69%	5.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

302A-R5
8/24
10/24

John Hancock Multimanager 2015 Lifetime Portfolio
Class R6/JLBJX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX) returned 12.73% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	12.73%	5.79%	5.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

302A-R6
8/24
10/24

John Hancock Multimanager 2010 Lifetime Portfolio
Class 1/JLAOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX) returned 11.74% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	11.74%	5.24%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

300A-1
8/24
10/24

John Hancock Multimanager 2010 Lifetime Portfolio
Class A/JLAAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$44	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX) returned 11.21% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	5.61%	3.78%	3.81%
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)—excluding sales charge	11.21%	4.86%	4.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

300A-A
8/24
10/24

John Hancock Multimanager 2010 Lifetime Portfolio
Class I/JHRLX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX) returned 11.82% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	11.82%	5.17%	4.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares, which ceased operations on 10-23-20, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

300A-I
8/24
10/24

John Hancock Multimanager 2010 Lifetime Portfolio
Class R2/JLAEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$52	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX) returned 11.28% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	11.28%	4.79%	4.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

300A-R2
8/24
10/24

John Hancock Multimanager 2010 Lifetime Portfolio
Class R5/JLAHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R5/JLAHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R5/JLAHX) returned 11.74% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R5/JLAHX)	11.74%	5.21%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

300A-R5
8/24
10/24

John Hancock Multimanager 2010 Lifetime Portfolio
Class R6/JLAIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX) returned 11.77% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	11.77%	5.29%	4.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827839

300A-R6
8/24
10/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $417,382 and $399,406 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $92,773 and $88,531 for fiscal years ended August 31, 2024 and August 31, 2023, respectively.

Amounts billed to control affiliates were $145,263 and $127,986 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $37,080 and $46,452 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $4,432 and $0 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $906,850 for the fiscal year ended August 31, 2024 and $1,465,369 for the fiscal year ended August 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2024 for the following funds:

John Hancock Multimanager Lifetime Portfolios

  Multimanager 2010 Lifetime Portfolio

  Multimanager 2015 Lifetime Portfolio

  Multimanager 2020 Lifetime Portfolio

  Multimanager 2025 Lifetime Portfolio

  Mulitmanager 2030 Lifetime Portfolio

  Multimanager 2035 Lifetime Portfolio

  Mulitmanager 2040 Lifetime Portfolio

  Multimanager 2045 Lifetime Portfolio

  Multimanager 2050 Lifetime Portfolio

  Multimanager 2055 Lifetime Portfolio

  Multimanager 2060 Lifetime Portfolio

  Multimanager 2065 Lifetime Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifetime Portfolios
Target date
August 31, 2024

John Hancock
Multimanager Lifetime Portfolios

2	Portfolios’ investments
15	Financial statements
25	Financial highlights
37	Notes to financial statements
73	Report of independent registered public accounting firm
74	Tax information
75	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.4%
Equity - 88.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	92,128	$5,511,100
Capital Appreciation, Class NAV, JHF II (Jennison)	228,914	3,829,731
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	243,890	2,477,927
Disciplined Value, Class NAV, JHF III (Boston Partners)	171,737	4,423,957
Disciplined Value International, Class NAV, JHIT (Boston Partners)	261,089	4,268,801
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	642,566	6,149,357
Equity Income, Class NAV, JHF II (T. Rowe Price)	289,816	6,109,329
Financial Industries, Class NAV, JHIT II (MIM US) (B)	43,858	800,852
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	49,045	3,806,382
International Dynamic Growth, Class NAV, JHIT (Axiom)	128,167	1,727,687
International Growth, Class NAV, JHF III (Wellington)	67,819	1,911,816
International Small Company, Class NAV, JHF II (DFA)	125,401	1,429,573
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,080,330	11,375,876
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	282,487	4,508,493
Mid Value, Class NAV, JHF II (T. Rowe Price)	311,685	5,738,116
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	49,428	886,240
Small Cap Value, Class NAV, JHF II (Wellington)	55,951	1,044,614
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,538,232	18,443,400
Fixed income - 1.4%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	69,901	546,628
High Yield, Class NAV, JHBT (MIM US) (B)	129,494	397,548
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	37,797	354,911
Alternative and specialty - 2.6%
Diversified Macro, Class NAV, JHIT (Graham)	105,894	953,049
Health Sciences, Class NAV, JHF II (T. Rowe Price)	160,276	876,710
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	321,763	701,444

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $75,462,247)		$88,273,541
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity Emerging Markets Index Fund	43,555	476,495
Fidelity International Index Fund	18,049	955,850
Fidelity Mid Cap Index Fund	69,652	2,338,924
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	2

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	74,602	$2,060,508

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,948,108)		$5,831,777
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	274	0
ICA Gruppen AB (C)(E)	12	0
Health care - 0.0%
NMC Health PLC (C)(E)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	217	656
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	1,110	31

TOTAL COMMON STOCKS (Cost $276)		$687
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$490,100	147,076
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	1,059,300	331,046
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	1,343,400	427,442
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	952,500	317,349

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,220,648)		$1,222,913
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (G)(H)	19,013	190,127

TOTAL SHORT-TERM INVESTMENTS (Cost $185,518)		$190,127
Total investments (Cost $81,816,797) - 100.0%		$95,519,045
Other assets and liabilities, net - (0.0%)		(1,872)
TOTAL NET ASSETS - 100.0%		$95,517,173
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.4%
Equity - 88.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	290,771	$17,393,922
Capital Appreciation, Class NAV, JHF II (Jennison)	722,653	12,089,987
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	769,758	7,820,737
Disciplined Value, Class NAV, JHF III (Boston Partners)	542,031	13,962,723
Disciplined Value International, Class NAV, JHIT (Boston Partners)	824,912	13,487,310
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,028,042	$19,408,363
Equity Income, Class NAV, JHF II (T. Rowe Price)	915,477	19,298,248
Financial Industries, Class NAV, JHIT II (MIM US) (B)	138,282	2,525,036
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	154,794	12,013,555
International Dynamic Growth, Class NAV, JHIT (Axiom)	404,515	5,452,859
International Growth, Class NAV, JHF III (Wellington)	214,936	6,059,042
International Small Company, Class NAV, JHF II (DFA)	395,860	4,512,804
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,429,652	36,114,232
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	891,575	14,229,531
Mid Value, Class NAV, JHF II (T. Rowe Price)	983,727	18,110,421
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	156,875	2,812,777
Small Cap Value, Class NAV, JHF II (Wellington)	177,581	3,315,430
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,854,908	58,210,350
Fixed income - 1.3%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	211,620	1,654,865
High Yield, Class NAV, JHBT (MIM US) (B)	392,032	1,203,538
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	114,426	1,074,458
Alternative and specialty - 2.7%
Diversified Macro, Class NAV, JHIT (Graham)	334,220	3,007,976
Health Sciences, Class NAV, JHF II (T. Rowe Price)	506,414	2,770,084
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,015,699	2,214,223

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $236,180,900)		$278,742,471
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity Emerging Markets Index Fund	137,416	1,503,334
Fidelity International Index Fund	57,612	3,051,126
Fidelity Mid Cap Index Fund	219,752	7,379,264
Fidelity Small Cap Index Fund	236,774	6,539,704

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,601,640)		$18,473,428
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	2,235	0
ICA Gruppen AB (C)(E)	96	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	4,248	2,246
3	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (C)(E)	70	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	1,788	5,418
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	9,053	250

TOTAL COMMON STOCKS (Cost $4,064)		$7,914
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$1,592,100	477,779
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	3,440,500	1,075,204
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	4,362,200	1,387,963
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	3,093,000	1,030,510

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,074,323)		$3,971,456
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (G)(H)	65,673	656,705

TOTAL SHORT-TERM INVESTMENTS (Cost $656,557)		$656,705
Total investments (Cost $256,517,484) - 100.0%		$301,851,974
Other assets and liabilities, net - (0.0%)		(9,255)
TOTAL NET ASSETS - 100.0%		$301,842,719
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.3%
Equity - 88.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	406,589	$24,322,130
Capital Appreciation, Class NAV, JHF II (Jennison)	1,010,287	16,902,109
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,076,361	10,935,831
Disciplined Value, Class NAV, JHF III (Boston Partners)	764,214	19,686,143
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,162,904	19,013,476
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,835,836	27,138,947
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,289,185	27,176,018
Financial Industries, Class NAV, JHIT II (MIM US) (B)	195,133	3,563,128
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	216,484	16,801,319
International Dynamic Growth, Class NAV, JHIT (Axiom)	565,638	7,624,798
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Growth, Class NAV, JHF III (Wellington)	302,020	$8,513,958
International Small Company, Class NAV, JHF II (DFA)	558,894	6,371,388
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,818,388	50,737,621
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,246,700	19,897,324
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,380,089	25,407,439
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	221,258	3,967,159
Small Cap Value, Class NAV, JHF II (Wellington)	249,184	4,652,259
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,788,677	81,396,233
Fixed income - 1.3%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	295,825	2,313,349
High Yield, Class NAV, JHBT (MIM US) (B)	548,025	1,682,436
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	159,957	1,501,994
Alternative and specialty - 2.6%
Diversified Macro, Class NAV, JHIT (Graham)	467,343	4,206,089
Health Sciences, Class NAV, JHF II (T. Rowe Price)	712,644	3,898,163
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,420,037	3,095,681

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $328,258,745)		$390,804,992
UNAFFILIATED INVESTMENT COMPANIES - 6.2%
Equity - 6.2%
Fidelity Emerging Markets Index Fund	192,123	2,101,826
Fidelity International Index Fund	80,899	4,284,432
Fidelity Mid Cap Index Fund	310,344	10,421,365
Fidelity Small Cap Index Fund	333,258	9,204,583

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $22,059,155)		$26,012,206
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	3,720	0
ICA Gruppen AB (C)(E)	160	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	12,063	6,378
Health care - 0.0%
NMC Health PLC (C)(E)	117	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	2,971	9,001
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	15,065	415
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	4

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $8,887)		$15,794
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$2,244,100	$673,439
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	4,849,100	1,515,411
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	6,148,100	1,956,200
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	4,359,200	1,452,376

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,780,530)		$5,597,426
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (G)(H)	78,215	782,123

TOTAL SHORT-TERM INVESTMENTS (Cost $781,985)		$782,123
Total investments (Cost $356,889,302) - 100.0%		$423,212,541
Other assets and liabilities, net - 0.0%		3,807
TOTAL NET ASSETS - 100.0%		$423,216,348
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.4%
Equity - 88.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	587,463	$35,142,049
Capital Appreciation, Class NAV, JHF II (Jennison)	1,466,787	24,539,341
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,555,594	15,804,834
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,108,116	28,545,079
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,691,887	27,662,357
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,102,108	39,257,176
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,865,503	39,324,794
Financial Industries, Class NAV, JHIT II (MIM US) (B)	282,607	5,160,395
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	315,203	24,462,904
International Dynamic Growth, Class NAV, JHIT (Axiom)	819,239	11,043,342
International Growth, Class NAV, JHF III (Wellington)	439,021	12,376,009
International Small Company, Class NAV, JHF II (DFA)	809,780	9,231,495
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,987,320	73,576,482
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,801,772	28,756,288
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,007,944	36,966,256
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	319,508	$5,728,785
Small Cap Value, Class NAV, JHF II (Wellington)	361,996	6,758,461
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,854,185	118,151,678
Fixed income - 1.3%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	427,536	3,343,330
High Yield, Class NAV, JHBT (MIM US) (B)	792,024	2,431,513
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	231,175	2,170,733
Alternative and specialty - 2.7%
Diversified Macro, Class NAV, JHIT (Graham)	675,420	6,078,782
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,034,490	5,658,660
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	2,061,019	4,493,020

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $471,362,611)		$566,663,763
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity Emerging Markets Index Fund	277,453	3,035,331
Fidelity International Index Fund	117,176	6,205,658
Fidelity Mid Cap Index Fund	449,025	15,078,257
Fidelity Small Cap Index Fund	485,572	13,411,490

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,164,307)		$37,730,736
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	6,187	0
ICA Gruppen AB (C)(E)	266	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	24,454	12,930
Health care - 0.0%
NMC Health PLC (C)(E)	194	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	4,945	14,982
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	25,059	691

TOTAL COMMON STOCKS (Cost $16,649)		$28,603
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$3,271,200	981,665
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	7,069,000	2,209,161
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	8,962,700	2,851,748
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	6,354,800	2,117,260
5	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,436,354)		$8,159,834
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (G)(H)	84,273	$842,701

TOTAL SHORT-TERM INVESTMENTS (Cost $842,513)		$842,701
Total investments (Cost $512,822,434) - 100.0%		$613,425,637
Other assets and liabilities, net - 0.0%		23,166
TOTAL NET ASSETS - 100.0%		$613,448,803
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.6%
Equity - 83.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	830,790	$49,697,858
Capital Appreciation, Class NAV, JHF II (Jennison)	2,076,517	34,740,129
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,326,716	23,639,430
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,566,055	40,341,579
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,514,225	41,107,575
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,222,321	49,977,615
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,641,751	55,688,117
Financial Industries, Class NAV, JHIT II (MIM US) (B)	408,514	7,459,458
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	440,552	34,191,233
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,227,193	16,542,560
International Growth, Class NAV, JHF III (Wellington)	653,127	18,411,661
International Small Company, Class NAV, JHF II (DFA)	1,219,337	13,900,440
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,254,860	107,983,674
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,459,371	39,251,569
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,735,173	50,354,528
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	425,970	7,637,641
Small Cap Value, Class NAV, JHF II (Wellington)	479,946	8,960,583
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,995,453	167,805,478
Fixed income - 4.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,615,303	22,242,729
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,205,531	$9,427,253
High Yield, Class NAV, JHBT (MIM US) (B)	2,236,062	6,864,711
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	585,807	5,500,727
Alternative and specialty - 3.6%
Diversified Macro, Class NAV, JHIT (Graham)	1,006,442	9,057,981
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	771,594	9,814,677
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,501,780	8,214,736
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	3,017,869	6,578,955

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $671,487,801)		$845,392,897
UNAFFILIATED INVESTMENT COMPANIES - 5.9%
Equity - 5.9%
Fidelity Emerging Markets Index Fund	414,131	4,530,590
Fidelity International Index Fund	174,755	9,255,048
Fidelity Mid Cap Index Fund	635,855	21,352,006
Fidelity Small Cap Index Fund	683,732	18,884,668

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $45,859,620)		$54,022,312
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,035	0
ICA Gruppen AB (C)(E)	431	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	45,339	23,973
Health care - 0.0%
NMC Health PLC (C)(E)	315	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,028	24,323
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	40,641	1,121

TOTAL COMMON STOCKS (Cost $29,417)		$49,417
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$8,431,200	2,530,147
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	18,202,600	5,688,566
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	23,083,900	7,344,826
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	16,365,700	5,452,640

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,066,060)		$21,016,179
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	6

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (G)(H)	205,932	$2,059,234

TOTAL SHORT-TERM INVESTMENTS (Cost $2,058,521)		$2,059,234
Total investments (Cost $742,501,419) - 100.0%		$922,540,039
Other assets and liabilities, net - 0.0%		61,093
TOTAL NET ASSETS - 100.0%		$922,601,132
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 74.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	767,985	$45,940,892
Capital Appreciation, Class NAV, JHF II (Jennison)	1,919,379	32,111,204
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,869,397	18,993,078
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,447,180	37,279,367
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,424,999	39,648,740
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,160,873	39,819,559
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,443,391	51,506,689
Financial Industries, Class NAV, JHIT II (MIM US) (B)	435,836	7,958,373
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	339,860	26,376,504
Global Equity, Class NAV, JHF II (MIM US) (B)	347,544	4,782,208
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,205,582	16,251,245
International Growth, Class NAV, JHF III (Wellington)	630,654	17,778,131
International Small Company, Class NAV, JHF II (DFA)	1,255,228	14,309,603
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,910,455	104,357,094
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,160,617	34,483,451
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,393,821	44,070,242
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	343,772	6,163,823
Small Cap Value, Class NAV, JHF II (Wellington)	388,944	7,261,593
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,706,597	164,342,093
Fixed income - 11.6%
Bond, Class NAV, JHSB (MIM US) (B)	2,864,697	39,446,878
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Core Bond, Class NAV, JHF II (Allspring Investments)	2,362,724	$26,438,877
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,254,867	17,633,058
High Yield, Class NAV, JHBT (MIM US) (B)	4,182,435	12,840,076
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,005,077	9,437,672
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	461,832	4,669,120
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	1,040,188	9,361,696
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,765,379	22,455,626
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,608,389	8,797,890
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	3,213,984	7,006,486

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $697,868,560)		$871,521,268
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 5.5%
Fidelity Emerging Markets Index Fund	429,474	4,698,444
Fidelity International Index Fund	168,702	8,934,454
Fidelity Mid Cap Index Fund	618,033	20,753,539
Fidelity Small Cap Index Fund	659,517	18,215,850

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $44,436,847)		$52,602,287
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,247	0
ICA Gruppen AB (C)(E)	440	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	49,809	26,337
Health care - 0.0%
NMC Health PLC (C)(E)	321	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,196	24,832
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	41,499	1,144

TOTAL COMMON STOCKS (Cost $31,532)		$52,313
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
U.S. Government - 3.0%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$11,471,600	3,442,551
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	24,770,900	7,741,251
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	31,410,700	9,994,244
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	22,268,100	7,419,172

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,329,952)		$28,597,218
7	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (G)(H)	172,777	$1,727,702

TOTAL SHORT-TERM INVESTMENTS (Cost $1,727,077)		$1,727,702
Total investments (Cost $776,393,968) - 100.0%		$954,500,788
Other assets and liabilities, net - 0.0%		62,160
TOTAL NET ASSETS - 100.0%		$954,562,948
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.7%
Equity - 65.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	746,259	$44,641,232
Capital Appreciation, Class NAV, JHF II (Jennison)	1,864,258	31,189,044
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,219,539	32,710,515
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,402,578	36,130,417
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,643,284	43,217,699
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,098,345	39,221,161
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,366,851	49,893,226
Financial Industries, Class NAV, JHIT II (MIM US) (B)	447,536	8,172,015
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	442,040	5,534,345
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	289,390	22,459,524
Global Equity, Class NAV, JHF II (MIM US) (B)	402,205	5,534,345
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,305,551	17,598,823
International Growth, Class NAV, JHF III (Wellington)	680,338	19,178,719
International Small Company, Class NAV, JHF II (DFA)	1,301,930	14,842,006
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,010,384	105,409,346
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,056,298	32,818,516
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,276,433	41,909,132
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	311,627	5,587,474
Small Cap Value, Class NAV, JHF II (Wellington)	330,401	6,168,581
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,488,896	161,731,861
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 19.7%
Bond, Class NAV, JHSB (MIM US) (B)	5,812,866	$80,043,168
Core Bond, Class NAV, JHF II (Allspring Investments)	5,674,632	63,499,128
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,970,545	31,049,659
High Yield, Class NAV, JHBT (MIM US) (B)	7,355,919	22,582,670
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,206,076	11,325,057
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	854,359	8,637,573
Alternative and specialty - 6.2%
Diversified Macro, Class NAV, JHIT (Graham)	1,200,005	10,800,041
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,184,250	40,503,656
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,659,899	9,079,646
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	3,330,980	7,261,537

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $825,798,728)		$1,008,730,116
UNAFFILIATED INVESTMENT COMPANIES - 4.5%
Equity - 4.5%
Fidelity International Index Fund	181,078	9,589,913
Fidelity Mid Cap Index Fund	628,259	21,096,922
Fidelity Small Cap Index Fund	671,575	18,548,910

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,807,429)		$49,235,745
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,773	0
ICA Gruppen AB (C)(E)	463	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	52,909	27,976
Health care - 0.0%
NMC Health PLC (C)(E)	338	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,616	26,105
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	43,631	1,203

TOTAL COMMON STOCKS (Cost $33,383)		$55,284
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$16,477,800	4,944,878
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	35,584,000	11,120,495
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	45,126,700	14,358,395
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	31,989,600	10,658,132

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $46,791,512)		$41,081,900
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	8

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2747% (G)(H)	133,361	$1,333,558

TOTAL SHORT-TERM INVESTMENTS (Cost $1,333,227)		$1,333,558
Total investments (Cost $914,764,279) - 100.0%		$1,100,436,603
Other assets and liabilities, net - 0.0%		99,538
TOTAL NET ASSETS - 100.0%		$1,100,536,141
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 54.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	587,809	$35,162,728
Capital Appreciation, Class NAV, JHF II (Jennison)	1,471,691	24,621,392
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,851,512	39,131,364
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,104,800	28,459,655
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,423,837	39,629,732
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,001,924	28,728,409
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,864,302	39,299,484
Financial Industries, Class NAV, JHIT II (MIM US) (B)	439,493	8,025,137
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	786,761	9,850,252
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	157,789	12,246,007
Global Equity, Class NAV, JHF II (MIM US) (B)	1,013,960	13,952,093
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,210,818	16,321,823
International Growth, Class NAV, JHF III (Wellington)	616,966	17,392,271
International Small Company, Class NAV, JHF II (DFA)	1,265,121	14,422,375
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,069,432	95,501,118
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,689,800	26,969,210
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,872,386	34,470,631
Small Cap Value, Class NAV, JHF II (Wellington)	310,021	5,788,088
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,060,634	144,607,000
Fixed income - 28.5%
Bond, Class NAV, JHSB (MIM US) (B)	6,404,485	88,189,761
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Core Bond, Class NAV, JHF II (Allspring Investments)	8,272,181	$92,565,708
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,029,192	39,328,281
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,592,533	12,182,875
High Yield, Class NAV, JHBT (MIM US) (B)	9,304,638	28,565,238
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,002,521	37,583,675
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,233,816	32,693,878
Alternative and specialty - 7.4%
Diversified Macro, Class NAV, JHIT (Graham)	1,273,086	11,457,776
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,542,402	57,779,355
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,630,108	8,916,690
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	3,269,981	7,128,559

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $883,006,384)		$1,050,970,565
UNAFFILIATED INVESTMENT COMPANIES - 4.0%
Equity - 4.0%
Fidelity International Index Fund	164,202	8,696,135
Fidelity Mid Cap Index Fund	553,695	18,593,066
Fidelity Small Cap Index Fund	706,763	19,520,794

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,788,206)		$46,809,995
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,893	0
ICA Gruppen AB (C)(E)	468	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	59,458	31,439
Health care - 0.0%
NMC Health PLC (C)(E)	342	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,712	26,396
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	44,116	1,216

TOTAL COMMON STOCKS (Cost $36,289)		$59,051
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.3%
U.S. Government - 5.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$5,819,547	5,610,815
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,311,234	4,113,175
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,997,269	3,920,453
9	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	4,941,275	$5,032,071
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	17,187,800	5,157,944
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	37,113,400	11,598,454
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	47,065,700	14,975,345
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	33,365,300	11,116,480

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $67,842,436)		$61,524,737
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (G)(H)	186,264	1,862,563

TOTAL SHORT-TERM INVESTMENTS (Cost $1,862,247)		$1,862,563
Total investments (Cost $990,535,562) - 100.0%		$1,161,226,911
Other assets and liabilities, net - 0.0%		134,737
TOTAL NET ASSETS - 100.0%		$1,161,361,648
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 41.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	234,916	$14,052,685
Capital Appreciation, Class NAV, JHF II (Jennison)	584,745	9,782,781
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,440,279	34,953,235
Disciplined Value, Class NAV, JHF III (Boston Partners)	438,681	11,300,426
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,384,655	22,639,105
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,419,432	13,583,962
Equity Income, Class NAV, JHF II (T. Rowe Price)	740,301	15,605,548
Financial Industries, Class NAV, JHIT II (MIM US) (B)	270,744	4,943,780
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	850,915	10,653,452
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	87,080	6,758,302
Global Equity, Class NAV, JHF II (MIM US) (B)	829,290	11,411,027
International Dynamic Growth, Class NAV, JHIT (Axiom)	747,379	10,074,668
International Growth, Class NAV, JHF III (Wellington)	345,201	9,731,223
International Small Company, Class NAV, JHF II (DFA)	714,362	8,143,725
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,211,116	54,873,053
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	875,041	$13,965,660
Mid Value, Class NAV, JHF II (T. Rowe Price)	965,471	17,774,325
Small Cap Value, Class NAV, JHF II (Wellington)	220,880	4,123,836
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,182,591	74,129,265
Fixed income - 40.2%
Bond, Class NAV, JHSB (MIM US) (B)	6,460,654	88,963,210
Core Bond, Class NAV, JHF II (Allspring Investments)	7,747,392	86,693,314
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,591,036	35,901,898
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,027,497	15,510,350
High Yield, Class NAV, JHBT (MIM US) (B)	8,505,039	26,110,471
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,626,338	43,441,317
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,730,802	37,718,408
Alternative and specialty - 8.4%
Diversified Macro, Class NAV, JHIT (Graham)	920,247	8,282,227
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,084,514	51,955,017
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,004,137	5,492,627
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	2,016,025	4,394,934

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $662,293,967)		$752,963,831
UNAFFILIATED INVESTMENT COMPANIES - 3.0%
Equity - 3.0%
Fidelity International Index Fund	91,873	4,865,612
Fidelity Mid Cap Index Fund	319,435	10,726,631
Fidelity Small Cap Index Fund	336,217	9,286,324

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,346,294)		$24,878,567
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	8,029	0
ICA Gruppen AB (C)(E)	345	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	43,019	22,747
Health care - 0.0%
NMC Health PLC (C)(E)	252	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	6,421	19,452
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	32,516	897
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	10

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $26,404)		$43,096
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$9,025,077	$8,087,275
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	6,213,428	5,927,983
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,760,286	5,649,590
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,122,127	7,252,997
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	10,163,300	3,049,939
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	21,949,100	6,859,399
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	27,833,400	8,856,020
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	19,732,700	6,574,440

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $56,328,957)		$52,257,643
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (G)(H)	197,801	1,977,933

TOTAL SHORT-TERM INVESTMENTS (Cost $1,977,363)		$1,977,933
Total investments (Cost $740,972,985) - 100.0%		$832,121,070
Other assets and liabilities, net - 0.0%		143,068
TOTAL NET ASSETS - 100.0%		$832,264,138
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.4%
Equity - 35.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	56,991	$3,409,196
Capital Appreciation, Class NAV, JHF II (Jennison)	141,607	2,369,080
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,657,348	16,838,661
Disciplined Value, Class NAV, JHF III (Boston Partners)	106,243	2,736,825
Disciplined Value International, Class NAV, JHIT (Boston Partners)	630,983	10,316,567
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	473,396	4,530,401
Equity Income, Class NAV, JHF II (T. Rowe Price)	179,297	3,779,571
Financial Industries, Class NAV, JHIT II (MIM US) (B)	138,023	2,520,298
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	419,968	5,258,000
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	58,679	4,554,069
Global Equity, Class NAV, JHF II (MIM US) (B)	400,215	5,506,961
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	245,476	$3,078,270
International Dynamic Growth, Class NAV, JHIT (Axiom)	362,193	4,882,366
International Growth, Class NAV, JHF III (Wellington)	153,946	4,339,735
International Small Company, Class NAV, JHF II (DFA)	284,596	3,244,391
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,315,399	24,381,146
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	327,471	5,226,441
Mid Value, Class NAV, JHF II (T. Rowe Price)	361,340	6,652,272
Small Cap Value, Class NAV, JHF II (Wellington)	116,797	2,180,606
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,238,140	38,825,304
Fixed income - 46.6%
Bond, Class NAV, JHSB (MIM US) (B)	3,768,649	51,894,300
Core Bond, Class NAV, JHF II (Allspring Investments)	4,755,318	53,212,008
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,614,172	20,442,829
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,525,704	11,671,637
High Yield, Class NAV, JHBT (MIM US) (B)	4,848,892	14,886,099
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,359,365	31,544,439
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,054,465	20,770,641
Alternative and specialty - 8.5%
Diversified Macro, Class NAV, JHIT (Graham)	472,111	4,249,002
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,196,801	27,943,314
Health Sciences, Class NAV, JHF II (T. Rowe Price)	511,952	2,800,380
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,027,622	2,240,216

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $360,731,159)		$396,285,025
UNAFFILIATED INVESTMENT COMPANIES - 2.3%
Equity - 2.3%
Fidelity International Index Fund	40,968	2,169,648
Fidelity Mid Cap Index Fund	140,735	4,725,888
Fidelity Small Cap Index Fund	110,895	3,062,929

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,069,025)		$9,958,465
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	3,589	0
ICA Gruppen AB (C)(E)	154	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	19,966	10,557
11	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (C)(E)	113	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	2,869	8,691
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	14,534	401

TOTAL COMMON STOCKS (Cost $12,117)		$19,649
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.1%
U.S. Government - 7.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$7,110,535	6,401,420
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,918,779	4,692,810
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,559,629	4,472,006
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,636,738	5,740,314
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	3,969,600	1,191,251
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	8,572,600	2,679,057
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	10,870,900	3,458,899
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	7,706,300	2,567,546

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,884,476)		$31,203,303
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (G)(H)	99,739	997,354

TOTAL SHORT-TERM INVESTMENTS (Cost $997,036)		$997,354
Total investments (Cost $402,693,813) - 100.0%		$438,463,796
Other assets and liabilities, net - 0.0%		67,263
TOTAL NET ASSETS - 100.0%		$438,531,059
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.8%
Equity - 30.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	23,267	$1,391,824
Capital Appreciation, Class NAV, JHF II (Jennison)	57,808	967,134
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	615,462	6,253,098
Disciplined Value, Class NAV, JHF III (Boston Partners)	43,369	1,117,178
Disciplined Value International, Class NAV, JHIT (Boston Partners)	209,386	3,423,457
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	73,911	707,329
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	73,198	$1,543,010
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	130,708	1,636,462
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	18,963	1,471,739
Global Equity, Class NAV, JHF II (MIM US) (B)	151,986	2,091,324
Global Shareholder Yield, Class NAV, JHF III (Epoch)	114,476	1,435,533
International Dynamic Growth, Class NAV, JHIT (Axiom)	110,365	1,487,722
International Growth, Class NAV, JHF III (Wellington)	49,315	1,390,193
International Small Company, Class NAV, JHF II (DFA)	71,746	817,905
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	734,966	7,739,189
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	79,073	1,262,003
Mid Value, Class NAV, JHF II (T. Rowe Price)	87,251	1,606,290
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,040,767	12,478,796
Fixed income - 52.4%
Bond, Class NAV, JHSB (MIM US) (B)	1,557,880	21,452,005
Core Bond, Class NAV, JHF II (Allspring Investments)	1,914,651	21,424,939
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,033,520	8,082,129
Floating Rate Income, Class NAV, JHF II (Bain Capital)	738,745	5,651,399
High Yield, Class NAV, JHBT (MIM US) (B)	1,916,678	5,884,202
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,567,141	14,715,456
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	803,940	8,127,836
Alternative and specialty - 7.4%
Diversified Macro, Class NAV, JHIT (Graham)	181,030	1,629,270
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	817,420	10,397,583

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $135,224,222)		$146,185,005
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 2.2%
Fidelity International Index Fund	15,401	815,622
Fidelity Mid Cap Index Fund	42,113	1,414,167
Fidelity Small Cap Index Fund	48,963	1,352,356

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,816,551)		$3,582,145
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	1,099	0
ICA Gruppen AB (C)(E)	47	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	12

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	5,942	$3,142
Health care - 0.0%
NMC Health PLC (C)(E)	34	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	877	2,656
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	4,452	123

TOTAL COMMON STOCKS (Cost $3,638)		$5,921
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$3,459,359	3,158,957
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,427,176	2,315,671
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,250,277	2,207,033
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,781,854	2,832,971
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	971,100	291,421
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	2,097,100	655,373
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	2,659,800	846,294
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	1,885,400	628,168

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,311,424)		$12,935,888
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2747% (G)(H)	16,941	169,407

TOTAL SHORT-TERM INVESTMENTS (Cost $169,368)		$169,407
Total investments (Cost $151,525,203) - 100.0%		$162,878,366
Other assets and liabilities, net - 0.0%		2,761
TOTAL NET ASSETS - 100.0%		$162,881,127
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.3%
Equity - 23.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,923	$832,862
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	445,048	4,521,690
Disciplined Value International, Class NAV, JHIT (Boston Partners)	139,537	2,281,430
Equity Income, Class NAV, JHF II (T. Rowe Price)	44,844	945,311
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	101,673	1,272,950
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	12,101	$939,167
Global Equity, Class NAV, JHF II (MIM US) (B)	107,596	1,480,521
Global Shareholder Yield, Class NAV, JHF III (Epoch)	105,863	1,327,516
International Dynamic Growth, Class NAV, JHIT (Axiom)	77,293	1,041,907
International Growth, Class NAV, JHF III (Wellington)	33,542	945,557
International Small Company, Class NAV, JHF II (DFA)	54,257	618,532
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	445,925	4,695,587
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	29,615	472,656
Mid Value, Class NAV, JHF II (T. Rowe Price)	33,284	612,756
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	618,239	7,412,681
Fixed income - 58.1%
Bond, Class NAV, JHSB (MIM US) (B)	1,231,056	16,951,643
Core Bond, Class NAV, JHF II (Allspring Investments)	1,581,431	17,696,211
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	823,648	6,440,924
Floating Rate Income, Class NAV, JHF II (Bain Capital)	686,783	5,253,889
High Yield, Class NAV, JHBT (MIM US) (B)	1,525,833	4,684,308
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,497,904	14,065,323
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	639,877	6,469,157
Alternative and specialty - 7.3%
Diversified Macro, Class NAV, JHIT (Graham)	136,127	1,225,144
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	615,936	7,834,704

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $102,957,879)		$110,022,426
UNAFFILIATED INVESTMENT COMPANIES - 1.6%
Equity - 1.6%
Fidelity International Index Fund	11,689	619,025
Fidelity Mid Cap Index Fund	22,647	760,478
Fidelity Small Cap Index Fund	22,345	617,181

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,502,286)		$1,996,684
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	648	0
ICA Gruppen AB (C)(E)	28	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	2,849	1,506
Health care - 0.0%
NMC Health PLC (C)(E)	20	0
13	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	516	$1,564
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	2,622	72

TOTAL COMMON STOCKS (Cost $1,865)		$3,142
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$3,222,255	2,992,404
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,299,102	2,193,481
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,131,081	2,090,127
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,634,879	2,683,296
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	342,500	102,782
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	740,300	231,354
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	938,800	298,707
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	665,900	221,861

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,935,281)		$10,814,012
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.2747% (G)(H)	32,472	324,708

TOTAL SHORT-TERM INVESTMENTS (Cost $324,627)		$324,708
Total investments (Cost $115,721,938) - 100.0%		$123,160,972
Other assets and liabilities, net - (0.0%)		(514)
TOTAL NET ASSETS - 100.0%		$123,160,458
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Formerly known as Small Cap Growth Fund.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 8-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	Restricted security as to resale, excluding 144A securities.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	14

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-24

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$7,055,377	$22,452,798	$31,625,426	$45,919,173
Affiliated investments, at value	88,463,668	279,399,176	391,587,115	567,506,464
Total investments, at value	95,519,045	301,851,974	423,212,541	613,425,637
Dividends and interest receivable	9,568	44,910	69,824	109,727
Receivable for fund shares sold	657,358	618,842	549,848	193,240
Receivable from affiliates	3,107	5,613	6,550	7,857
Other assets	61,087	45,728	48,695	52,452
Total assets	96,250,165	302,567,067	423,887,458	613,788,913
Liabilities
Payable for investments purchased	648,228	629,348	572,541	223,376
Payable for fund shares repurchased	15,061	8,321	3,704	8,178
Payable to affiliates
Accounting and legal services fees	2,903	9,427	13,279	19,355
Transfer agent fees	175	1,357	3,551	8,399
Distribution and service fees	17	393	549	1,141
Trustees’ fees	85	277	391	571
Other liabilities and accrued expenses	66,523	75,225	77,095	79,090
Total liabilities	732,992	724,348	671,110	340,110
Net assets	$95,517,173	$301,842,719	$423,216,348	$613,448,803
Net assets consist of
Paid-in capital	$84,076,847	$265,734,648	$369,857,405	$531,386,665
Total distributable earnings (loss)	11,440,326	36,108,071	53,358,943	82,062,138
Net assets	$95,517,173	$301,842,719	$423,216,348	$613,448,803
Unaffiliated investments, at cost	$6,169,032	$19,680,027	$27,848,572	$40,617,310
Affiliated investments, at cost	75,647,765	236,837,457	329,040,730	472,205,124
Total investments, at cost	81,816,797	256,517,484	356,889,302	512,822,434
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$1,441,110	$13,136,145	$36,203,582	$88,201,704
Shares outstanding	108,210	946,845	2,967,481	6,998,559
Net asset value and redemption price per share	$13.32	$13.87	$12.20	$12.60
Class I
Net assets	$160,857	$84,293	$47,260	$163,493
Shares outstanding	12,053	6,047	3,859	12,922
Net asset value, offering price and redemption price per share	$13.35	$13.94	$12.25	$12.65
Class R2
Net assets	$76,494	$1,210,902	$1,574,950	$4,350,956
Shares outstanding	5,737	87,342	129,269	345,562
Net asset value, offering price and redemption price per share	$13.33	$13.86	$12.18	$12.59
Class R4
Net assets	$69,209	$73,771	$53,745	$21,751
Shares outstanding	5,188	5,300	4,389	1,725
Net asset value, offering price and redemption price per share	$13.34	$13.92	$12.24[2]	$12.61
Class R5
Net assets	$772,454	$3,630,382	$5,637,026	$5,569,054
Shares outstanding	57,828	260,724	459,619	439,750
Net asset value, offering price and redemption price per share	$13.36	$13.92	$12.26	$12.66
Class R6
Net assets	$7,467,469	$37,896,436	$48,944,966	$65,370,521
Shares outstanding	558,876	2,717,030	3,991,143	5,158,220
Net asset value, offering price and redemption price per share	$13.36	$13.95	$12.26	$12.67
Class 1
Net assets	$85,529,580	$245,810,790	$330,754,819	$449,771,324
Shares outstanding	6,406,386	17,638,374	26,993,488	35,571,618
Net asset value, offering price and redemption price per share	$13.35	$13.94	$12.25	$12.64
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$14.02	$14.60	$12.84	$13.26

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $12.24 is calculated using Net assets of $53,745.24 and Shares outstanding of $4,389.46.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
15	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-24

Continued

	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$75,087,908	$81,251,818	$90,372,929	$108,393,783
Affiliated investments, at value	847,452,131	873,248,970	1,010,063,674	1,052,833,128
Total investments, at value	922,540,039	954,500,788	1,100,436,603	1,161,226,911
Dividends and interest receivable	306,314	476,463	772,015	1,217,378
Receivable for fund shares sold	204,277	117,337	56,658	198,901
Receivable for investments sold	78,826	206,413	2,653,804	3,359,049
Receivable from affiliates	11,048	10,943	11,480	12,588
Other assets	58,454	60,111	69,261	70,563
Total assets	923,198,958	955,372,055	1,103,999,821	1,166,085,390
Liabilities
Payable for investments purchased	185,620	353,893	643,958	1,019,550
Payable for fund shares repurchased	282,968	323,090	2,677,084	3,556,477
Payable to affiliates
Accounting and legal services fees	29,212	30,324	35,150	37,119
Transfer agent fees	15,013	17,117	19,610	22,115
Distribution and service fees	1,834	1,703	2,618	2,451
Trustees’ fees	862	896	1,036	1,092
Other liabilities and accrued expenses	82,317	82,084	84,224	84,938
Total liabilities	597,826	809,107	3,463,680	4,723,742
Net assets	$922,601,132	$954,562,948	$1,100,536,141	$1,161,361,648
Net assets consist of
Paid-in capital	$755,744,880	$797,745,105	$941,914,155	$1,028,328,280
Total distributable earnings (loss)	166,856,252	156,817,843	158,621,986	133,033,368
Net assets	$922,601,132	$954,562,948	$1,100,536,141	$1,161,361,648
Unaffiliated investments, at cost	$68,955,097	$76,798,331	$87,632,324	$105,666,931
Affiliated investments, at cost	673,546,322	699,595,637	827,131,955	884,868,631
Total investments, at cost	742,501,419	776,393,968	914,764,279	990,535,562
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$160,620,343	$183,622,294	$209,464,094	$235,400,500
Shares outstanding	15,083,977	17,098,562	20,099,197	23,368,335
Net asset value and redemption price per share	$10.65	$10.74	$10.42	$10.07
Class I
Net assets	$609,621	$813,892	$39,983	$1,369,728
Shares outstanding	56,620	74,959	3,813	136,354
Net asset value, offering price and redemption price per share	$10.77	$10.86	$10.49	$10.05
Class R2
Net assets	$7,302,989	$6,667,952	$10,553,222	$9,429,129
Shares outstanding	681,744	618,491	1,005,984	946,377
Net asset value, offering price and redemption price per share	$10.71	$10.78	$10.49	$9.96
Class R4
Net assets	$419,348	$241,853	$259,402	$258,802
Shares outstanding	39,180	22,482	24,674	25,871
Net asset value, offering price and redemption price per share	$10.70	$10.76	$10.51	$10.00
Class R5
Net assets	$6,204,574	$7,585,054	$10,173,165	$11,533,653
Shares outstanding	573,742	697,220	964,762	1,149,910
Net asset value, offering price and redemption price per share	$10.81	$10.88	$10.54	$10.03
Class R6
Net assets	$74,077,220	$69,885,666	$83,135,405	$88,335,369
Shares outstanding	6,875,696	6,448,411	7,892,786	8,806,722
Net asset value, offering price and redemption price per share	$10.77	$10.84	$10.53	$10.03
Class 1
Net assets	$673,367,037	$685,746,237	$786,910,870	$815,034,467
Shares outstanding	62,423,645	63,178,841	74,613,176	81,186,442
Net asset value, offering price and redemption price per share	$10.79	$10.85	$10.55	$10.04
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.21	$11.31	$10.97	$10.60

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	16

STATEMENTS OF ASSETS AND LIABILITIES 8-31-24

Continued

	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$77,179,306	$41,181,417	$16,523,954	$12,813,838
Affiliated investments, at value	754,941,764	397,282,379	146,354,412	110,347,134
Total investments, at value	832,121,070	438,463,796	162,878,366	123,160,972
Dividends and interest receivable	1,255,951	776,076	328,196	280,188
Receivable for fund shares sold	975,017	25,190	3,828	6,528
Receivable for investments sold	4,446,193	1,539,109	485,613	386,110
Receivable from affiliates	9,825	6,511	3,952	3,808
Other assets	65,256	48,733	35,989	34,307
Total assets	838,873,312	440,859,415	163,735,944	123,871,913
Liabilities
Payable for investments purchased	1,061,310	655,575	277,944	236,792
Payable for fund shares repurchased	5,418,056	1,564,234	489,442	392,637
Payable to affiliates
Accounting and legal services fees	26,960	14,146	5,277	3,916
Transfer agent fees	18,328	14,735	7,213	3,660
Distribution and service fees	1,871	1,371	122	156
Trustees’ fees	793	415	156	114
Other liabilities and accrued expenses	81,856	77,880	74,663	74,180
Total liabilities	6,609,174	2,328,356	854,817	711,455
Net assets	$832,264,138	$438,531,059	$162,881,127	$123,160,458
Net assets consist of
Paid-in capital	$769,353,415	$419,579,276	$155,660,201	$120,993,426
Total distributable earnings (loss)	62,910,723	18,951,783	7,220,926	2,167,032
Net assets	$832,264,138	$438,531,059	$162,881,127	$123,160,458
Unaffiliated investments, at cost	$76,701,655	$40,965,618	$16,131,613	$12,439,432
Affiliated investments, at cost	664,271,330	361,728,195	135,393,590	103,282,506
Total investments, at cost	740,972,985	402,693,813	151,525,203	115,721,938
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$193,106,920	$157,367,153	$77,344,237	$39,158,260
Shares outstanding	20,455,913	18,438,399	9,852,032	4,960,081
Net asset value and redemption price per share	$9.44	$8.53	$7.85	$7.89
Class I
Net assets	$1,889,340	$285,715	$149,457	$39,588
Shares outstanding	201,007	33,384	19,048	5,013
Net asset value, offering price and redemption price per share	$9.40	$8.56	$7.85	$7.90
Class R2
Net assets	$8,105,422	$5,135,732	$469,464	$487,800
Shares outstanding	867,524	605,972	60,290	61,892
Net asset value, offering price and redemption price per share	$9.34	$8.48	$7.79	$7.88
Class R4
Net assets	$576,864	$73,425	$19,111	—
Shares outstanding	61,363	8,662	2,429	—
Net asset value, offering price and redemption price per share	$9.40	$8.48	$7.87	—
Class R5
Net assets	$9,001,470	$7,087,567	$529,937	$1,312,754
Shares outstanding	959,119	830,859	67,560	166,270
Net asset value, offering price and redemption price per share	$9.39	$8.53	$7.84	$7.90
Class R6
Net assets	$62,135,569	$23,422,933	$7,816,172	$8,674,883
Shares outstanding	6,626,416	2,753,720	994,716	1,096,798
Net asset value, offering price and redemption price per share	$9.38	$8.51	$7.86	$7.91
Class 1
Net assets	$557,448,553	$245,158,534	$76,552,749	$73,487,173
Shares outstanding	59,363,003	28,755,458	9,753,173	9,295,956
Net asset value, offering price and redemption price per share	$9.39	$8.53	$7.85	$7.91
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.94	$8.98	$8.26	$8.31

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
17	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-24

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$972,469	$3,692,795	$5,361,305	$8,129,565
Dividends from unaffiliated investments	76,982	295,718	430,699	655,095
Interest	55,974	229,400	332,000	501,311
Other income received from advisor	54,440	194,538	241,091	303,738
Total investment income	1,159,865	4,412,451	6,365,095	9,589,709
Expenses
Investment management fees	151,772	547,250	786,592	1,176,739
Distribution and service fees	37,343	152,834	260,686	485,299
Accounting and legal services fees	14,847	53,826	77,527	116,277
Transfer agent fees	1,574	15,089	41,253	99,010
Trustees’ fees	2,153	6,545	9,313	13,716
Custodian fees	30,697	30,947	32,197	32,197
State registration fees	87,112	90,278	88,302	91,075
Printing and postage	12,522	13,198	14,290	14,532
Professional fees	53,509	69,980	73,126	78,259
Other	14,238	18,975	21,087	24,799
Total expenses	405,767	998,922	1,404,373	2,131,903
Less expense reductions	(366,911)	(831,066)	(1,102,482)	(1,548,280)
Net expenses	38,856	167,856	301,891	583,623
Net investment income	1,121,009	4,244,595	6,063,204	9,006,086
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(216,742)	(1,385,076)	(2,246,543)	(3,573,007)
Affiliated investments	(339,046)	(2,162,959)	(2,462,970)	(3,398,283)
Capital gain distributions received from affiliated investments	1,475,479	5,636,873	8,201,370	12,492,589
	919,691	2,088,838	3,491,857	5,521,299
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,061,602	4,185,676	6,187,563	9,395,932
Affiliated investments	12,159,546	43,207,536	60,865,347	90,039,791
	13,221,148	47,393,212	67,052,910	99,435,723
Net realized and unrealized gain	14,140,839	49,482,050	70,544,767	104,957,022
Increase in net assets from operations	$15,261,848	$53,726,645	$76,607,971	$113,963,108
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	18

STATEMENTS OF OPERATIONS For the year ended 8-31-24

Continued
	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$13,517,722	$16,316,760	$22,176,376	$28,003,634
Dividends from unaffiliated investments	933,574	829,079	765,853	755,984
Interest	983,816	1,361,529	1,978,091	2,874,702
Other income received from advisor	558,823	477,556	362,115	427,855
Total investment income	15,993,935	18,984,924	25,282,435	32,062,175
Expenses
Investment management fees	1,884,384	2,014,992	2,470,315	2,765,607
Distribution and service fees	813,156	876,332	1,030,033	1,148,367
Accounting and legal services fees	176,731	184,041	214,466	231,711
Transfer agent fees	179,448	201,941	234,374	272,275
Trustees’ fees	20,632	21,454	25,066	27,197
Custodian fees	32,197	30,947	32,197	32,197
State registration fees	90,636	92,384	94,010	92,955
Printing and postage	16,080	15,794	16,781	17,291
Professional fees	86,366	87,481	91,549	94,032
Other	30,507	31,467	34,312	36,277
Total expenses	3,330,137	3,556,833	4,243,103	4,717,909
Less expense reductions	(2,337,888)	(2,478,976)	(2,978,923)	(3,297,972)
Net expenses	992,249	1,077,857	1,264,180	1,419,937
Net investment income	15,001,686	17,907,067	24,018,255	30,642,238
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(5,503,734)	(9,775,192)	(14,567,171)	(18,731,007)
Affiliated investments	(1,360,545)	(2,525,441)	(1,843,727)	(148,606)
Capital gain distributions received from affiliated investments	17,891,854	16,325,958	16,435,473	14,522,898
	11,027,575	4,025,325	24,575	(4,356,715)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	13,685,366	17,102,300	21,354,428	25,290,587
Affiliated investments	128,170,578	125,851,804	133,703,509	123,588,923
	141,855,944	142,954,104	155,057,937	148,879,510
Net realized and unrealized gain	152,883,519	146,979,429	155,082,512	144,522,795
Increase in net assets from operations	$167,885,205	$164,886,496	$179,100,767	$175,165,033
19	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-24

Continued
	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$24,942,066	$14,287,362	$5,695,252	$4,442,455
Dividends from unaffiliated investments	444,163	178,936	63,538	37,392
Interest	2,482,574	1,417,532	577,169	454,648
Other income received from advisor	273,508	151,349	48,607	40,982
Total investment income	28,142,311	16,035,179	6,384,566	4,975,477
Expenses
Investment management fees	2,248,439	1,224,624	471,086	355,879
Distribution and service fees	918,126	624,875	273,337	155,625
Accounting and legal services fees	175,326	91,387	34,035	24,887
Transfer agent fees	230,012	184,401	89,808	45,891
Trustees’ fees	20,971	11,234	4,510	3,443
Custodian fees	32,197	32,197	32,197	32,197
State registration fees	90,874	89,664	88,347	90,592
Printing and postage	16,815	16,446	13,599	13,845
Professional fees	86,656	75,404	67,537	66,312
Other	32,373	23,183	18,326	17,300
Total expenses	3,851,789	2,373,415	1,092,782	805,971
Less expense reductions	(2,704,166)	(1,564,403)	(729,656)	(604,493)
Net expenses	1,147,623	809,012	363,126	201,478
Net investment income	26,994,688	15,226,167	6,021,440	4,773,999
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(14,446,243)	(6,574,071)	(1,929,392)	(1,063,338)
Affiliated investments	4,233,026	(823,903)	(409,546)	(1,518,317)
Capital gain distributions received from affiliated investments	8,481,458	3,319,396	938,313	523,966
	(1,731,759)	(4,078,578)	(1,400,625)	(2,057,689)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	18,273,855	8,282,609	2,650,168	1,540,552
Affiliated investments	72,603,649	36,347,479	12,335,217	9,171,131
	90,877,504	44,630,088	14,985,385	10,711,683
Net realized and unrealized gain	89,145,745	40,551,510	13,584,760	8,653,994
Increase in net assets from operations	$116,140,433	$55,777,677	$19,606,200	$13,427,993
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	20

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2065 Lifetime Portfolio		Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,121,009	$522,545	$4,244,595	$2,737,093	$6,063,204	$4,238,323
Net realized gain (loss)	919,691	(1,115,400)	2,088,838	(2,643,685)	3,491,857	(5,050,064)
Change in net unrealized appreciation (depreciation)	13,221,148	5,249,201	47,393,212	22,049,477	67,052,910	34,447,325
Increase in net assets resulting from operations	15,261,848	4,656,346	53,726,645	22,142,885	76,607,971	33,635,584
Distributions to shareholders
From earnings
Class A	(21,987)	(8,169)	(342,405)	(1,133,010)	(919,674)	(3,574,242)
Class I	(5,131)	(4,480)	(3,243)	(5,843)	(10,642)	(11,481)
Class R2	(2,125)	(2,192)	(31,268)	(85,120)	(31,608)	(124,787)
Class R4	(2,142)	(2,240)	(2,240)	(8,223)	(1,466)	(5,675)
Class R5	(9,316)	(4,022)	(83,480)	(173,313)	(138,330)	(399,896)
Class R6	(184,387)	(83,657)	(1,021,807)	(2,198,298)	(1,317,516)	(3,954,395)
Class 1	(2,292,529)	(1,495,583)	(7,765,378)	(21,003,115)	(9,752,951)	(33,044,014)
Total distributions	(2,517,617)	(1,600,343)	(9,249,821)	(24,606,922)	(12,172,187)	(41,114,490)
Portfolio share transactions
From portfolio share transactions	25,338,905	24,781,433	15,977,219	53,371,633	(2,291,568)	57,280,626
Total increase	38,083,136	27,837,436	60,454,043	50,907,596	62,144,216	49,801,720
Net assets
Beginning of year	57,434,037	29,596,601	241,388,676	190,481,080	361,072,132	311,270,412
End of year	$95,517,173	$57,434,037	$301,842,719	$241,388,676	$423,216,348	$361,072,132
21	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2050 Lifetime Portfolio		Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$9,006,086	$6,510,938	$15,001,686	$11,327,522	$17,907,067	$13,992,817
Net realized gain (loss)	5,521,299	(5,438,531)	11,027,575	1,822,802	4,025,325	(3,170,713)
Change in net unrealized appreciation (depreciation)	99,435,723	51,862,616	141,855,944	68,295,061	142,954,104	66,910,563
Increase in net assets resulting from operations	113,963,108	52,935,023	167,885,205	81,445,385	164,886,496	77,732,667
Distributions to shareholders
From earnings
Class A	(2,278,120)	(11,152,688)	(4,538,034)	(25,774,536)	(4,620,789)	(28,342,793)
Class I	(10,457)	(20,774)	(18,531)	(58,260)	(19,928)	(98,153)
Class R2	(106,965)	(621,436)	(189,269)	(1,111,913)	(149,852)	(935,236)
Class R4	(30,520)	(221,142)	(10,773)	(48,987)	(16,588)	(75,603)
Class R5	(126,454)	(448,397)	(181,401)	(888,773)	(206,516)	(911,042)
Class R6	(1,763,101)	(7,020,412)	(2,258,363)	(12,102,926)	(2,025,696)	(12,455,339)
Class 1	(13,749,098)	(58,126,941)	(21,938,361)	(115,046,760)	(20,672,149)	(114,920,501)
Total distributions	(18,064,715)	(77,611,790)	(29,134,732)	(155,032,155)	(27,711,518)	(157,738,667)
Portfolio share transactions
From portfolio share transactions	(37,880,590)	81,848,242	(78,300,495)	124,230,799	(94,196,832)	122,920,339
Total increase	58,017,803	57,171,475	60,449,978	50,644,029	42,978,146	42,914,339
Net assets
Beginning of year	555,431,000	498,259,525	862,151,154	811,507,125	911,584,802	868,670,463
End of year	$613,448,803	$555,431,000	$922,601,132	$862,151,154	$954,562,948	$911,584,802
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	22

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2035 Lifetime Portfolio		Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$24,018,255	$19,117,114	$30,642,238	$25,869,493	$26,994,688	$25,233,355
Net realized gain (loss)	24,575	(7,566,141)	(4,356,715)	(19,203,821)	(1,731,759)	(17,511,673)
Change in net unrealized appreciation (depreciation)	155,057,937	68,092,995	148,879,510	71,427,858	90,877,504	45,118,106
Increase in net assets resulting from operations	179,100,767	79,643,968	175,165,033	78,093,530	116,140,433	52,839,788
Distributions to shareholders
From earnings
Class A	(4,865,115)	(30,272,074)	(6,308,326)	(32,082,259)	(6,502,792)	(27,179,952)
Class I	(6,715)	(15,063)	(45,127)	(281,455)	(81,049)	(308,913)
Class R2	(222,698)	(1,363,042)	(265,757)	(1,298,285)	(237,128)	(1,085,877)
Class R4	(5,861)	(28,822)	(30,063)	(123,134)	(17,372)	(94,710)
Class R5	(240,087)	(1,312,676)	(309,429)	(1,277,495)	(282,941)	(975,359)
Class R6	(2,289,379)	(13,428,691)	(2,685,925)	(13,467,532)	(2,269,596)	(9,188,003)
Class 1	(21,930,521)	(123,505,373)	(25,822,991)	(126,482,435)	(23,169,372)	(97,655,814)
Total distributions	(29,560,376)	(169,925,741)	(35,467,618)	(175,012,595)	(32,560,250)	(136,488,628)
Portfolio share transactions
From portfolio share transactions	(111,670,254)	123,591,569	(149,866,950)	88,329,424	(173,167,228)	(15,410,595)
Total increase (decrease)	37,870,137	33,309,796	(10,169,535)	(8,589,641)	(89,587,045)	(99,059,435)
Net assets
Beginning of year	1,062,666,004	1,029,356,208	1,171,531,183	1,180,120,824	921,851,183	1,020,910,618
End of year	$1,100,536,141	$1,062,666,004	$1,161,361,648	$1,171,531,183	$832,264,138	$921,851,183
23	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2020 Lifetime Portfolio		Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$15,226,167	$15,187,187	$6,021,440	$5,776,194	$4,773,999	$4,686,559
Net realized loss	(4,078,578)	(9,177,376)	(1,400,625)	(2,147,567)	(2,057,689)	(2,386,051)
Change in net unrealized appreciation (depreciation)	44,630,088	18,809,561	14,985,385	4,737,211	10,711,683	3,647,280
Increase in net assets resulting from operations	55,777,677	24,819,372	19,606,200	8,365,838	13,427,993	5,947,788
Distributions to shareholders
From earnings
Class A	(5,105,759)	(20,696,786)	(2,601,798)	(9,295,874)	(1,441,065)	(3,789,740)
Class I	(18,855)	(58,941)	(5,784)	(88,168)	(2,142)	(40,247)
Class R2	(137,170)	(658,324)	(17,175)	(63,668)	(4,889)	(51,882)
Class R4	(13,658)	(37,351)	(663)	(2,231)	(2,436)[1]	(5,258)
Class R5	(285,313)	(939,893)	(17,482)	(61,495)	(40,981)	(154,650)
Class R6	(968,276)	(4,137,884)	(376,746)	(1,160,167)	(415,506)	(952,770)
Class 1	(9,584,119)	(40,183,832)	(3,158,596)	(11,151,614)	(3,014,709)	(8,189,002)
Total distributions	(16,113,150)	(66,713,011)	(6,178,244)	(21,823,217)	(4,921,728)	(13,183,549)
Portfolio share transactions
From portfolio share transactions	(90,815,538)	(18,545,778)	(26,038,756)	(8,483,329)	(15,950,041)	(5,693,384)
Total decrease	(51,151,011)	(60,439,417)	(12,610,800)	(21,940,708)	(7,443,776)	(12,929,145)
Net assets
Beginning of year	489,682,070	550,121,487	175,491,927	197,432,635	130,604,234	143,533,379
End of year	$438,531,059	$489,682,070	$162,881,127	$175,491,927	$123,160,458	$130,604,234

[1]	Class R4 shares were fully redeemed on April 8, 2024.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	24

Financial highlights
Multimanager 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	11.37	0.10[6]	2.25	2.35	(0.16)	(0.24)	(0.40)	13.32	21.12	0.90	0.42	0.85[6]	1,441	23
08-31-2023	10.73	0.08[6]	0.98	1.06	(0.08)	(0.34)	(0.42)	11.37	10.36	1.11	0.42	0.77[6]	461	18
08-31-2022	13.58	0.10[6]	(2.53)	(2.43)	(0.10)	(0.32)	(0.42)	10.73	(18.51)	1.40	0.42	0.80[6]	190	52
08-31-2021[7]	10.00	0.06[6]	3.62	3.68	(0.05)	(0.05)	(0.10)	13.58	36.98[8]	5.26[9]	0.42[9]	0.51[6,9]	146	33
Class I
08-31-2024	11.40	0.18[6]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.35	21.40	0.60	0.12	1.45[6]	161	23
08-31-2023	10.75	0.15[6]	0.95	1.10	(0.11)	(0.34)	(0.45)	11.40	10.79	0.81	0.12	1.40[6]	124	18
08-31-2022	13.61	0.15[6]	(2.55)	(2.40)	(0.14)	(0.32)	(0.46)	10.75	(18.29)	1.10	0.12	1.19[6]	54	52
08-31-2021[7]	10.00	0.13[6]	3.59	3.72	(0.06)	(0.05)	(0.11)	13.61	37.39[8]	4.96[9]	0.12[9]	1.13[6,9]	68	33
Class R2
08-31-2024	11.38	0.16[6]	2.20	2.36	(0.17)	(0.24)	(0.41)	13.33	21.27	0.75	0.27	1.33[6]	76	23
08-31-2023	10.74	0.12[6]	0.96	1.08	(0.10)	(0.34)	(0.44)	11.38	10.55	0.95	0.26	1.14[6]	58	18
08-31-2022	13.59	0.13[6]	(2.54)	(2.41)	(0.12)	(0.32)	(0.44)	10.74	(18.36)	1.25	0.26	1.05[6]	54	52
08-31-2021[7]	10.00	0.11[6]	3.59	3.70	(0.06)	(0.05)	(0.11)	13.59	37.14[8]	5.11[9]	0.26[9]	0.98[6,9]	68	33
Class R4
08-31-2024	11.39	0.18[6]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.34	21.38	0.74	0.16	1.49[6]	69	23
08-31-2023	10.75	0.14[6]	0.95	1.09	(0.11)	(0.34)	(0.45)	11.39	10.66	0.95	0.16	1.25[6]	57	18
08-31-2022	13.60	0.14[6]	(2.54)	(2.40)	(0.13)	(0.32)	(0.45)	10.75	(18.26)	1.25	0.16	1.15[6]	54	52
08-31-2021[7]	10.00	0.12[6]	3.59	3.71	(0.06)	(0.05)	(0.11)	13.60	37.28[8]	5.11[9]	0.16[9]	1.09[6,9]	68	33
Class R5
08-31-2024	11.40	0.17[6]	2.23	2.40	(0.20)	(0.24)	(0.44)	13.36	21.56	0.53	0.05	1.40[6]	772	23
08-31-2023	10.76	0.13[6]	0.97	1.10	(0.12)	(0.34)	(0.46)	11.40	10.82	0.72	0.03	1.17[6]	192	18
08-31-2022	13.62	0.15[6]	(2.54)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.19)	1.00	0.01	1.21[6]	76	52
08-31-2021[7]	10.00	0.14[6]	3.59	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	1.23[6,9]	68	33
Class R6
08-31-2024	11.41	0.18[6]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.36	21.51	0.49	0.01	1.50[6]	7,467	23
08-31-2023	10.76	0.12[6]	0.99	1.11	(0.12)	(0.34)	(0.46)	11.41	10.90	0.70	0.01	1.13[6]	3,987	18
08-31-2022	13.62	0.14[6]	(2.53)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.20)	1.00	0.01	1.16[6]	1,601	52
08-31-2021[7]	10.00	0.11[6]	3.62	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	0.98[6,9]	197	33
Class 1
08-31-2024	11.40	0.18[6]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.35	21.48	0.54	0.05	1.50[6]	85,530	23
08-31-2023	10.76	0.14[6]	0.96	1.10	(0.12)	(0.34)	(0.46)	11.40	10.76	0.74	0.05	1.25[6]	52,555	18
08-31-2022	13.61	0.12[6]	(2.51)	(2.39)	(0.14)	(0.32)	(0.46)	10.76	(18.17)	1.04	0.05	1.05[6]	27,569	52
08-31-2021[7]	10.00	0.05[6]	3.67	3.72	(0.06)	(0.05)	(0.11)	13.61	37.41[8]	4.90[9]	0.05[9]	0.42[6,9]	10,959	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01 and $0.01 per share and 0.07%, 0.06%, 0.08% and 0.11%, for the periods ended 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[7] Period from 9-23-20 (commencement of operations) to 8-31-21.
[8] Not annualized.
[9] Annualized.
25	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	11.83	0.15[6]	2.29	2.44	(0.18)	(0.22)	(0.40)	13.87	21.08	0.72	0.42	1.19[6]	13,136	22
08-31-2023	12.21	0.11[6]	0.97	1.08	(0.09)	(1.37)	(1.46)	11.83	10.34	0.75	0.42	0.98[6]	10,101	14
08-31-2022	16.34	0.12[6]	(2.90)	(2.78)	(0.14)	(1.21)	(1.35)	12.21	(18.57)	0.73	0.42	0.88[6]	9,500	49
08-31-2021	13.12	0.10[6]	3.63	3.73	(0.12)	(0.39)	(0.51)	16.34	29.07	0.71	0.42	0.69[6]	12,113	19
08-31-2020	11.88	0.14[6]	1.85	1.99	(0.18)	(0.57)	(0.75)	13.12	17.20	0.84	0.43	1.20[6]	5,383	27
Class I
08-31-2024	11.88	0.12[6]	2.37	2.49	(0.21)	(0.22)	(0.43)	13.94	21.50	0.42	0.12	0.96[6]	84	22
08-31-2023	12.26	0.16[6]	0.96	1.12	(0.13)	(1.37)	(1.50)	11.88	10.69	0.45	0.12	1.35[6]	47	14
08-31-2022	16.39	0.18[6]	(2.91)	(2.73)	(0.18)	(1.22)	(1.40)	12.26	(18.26)	0.43	0.12	1.23[6]	48	49
08-31-2021	13.16	0.16[6]	3.62	3.78	(0.16)	(0.39)	(0.55)	16.39	29.38	0.41	0.11	1.10[6]	66	19
08-31-2020	11.91	0.22[6]	1.82	2.04	(0.22)	(0.57)	(0.79)	13.16	17.60	0.54	0.13	1.82[6]	53	27
Class R2
08-31-2024	11.83	0.14[6]	2.28	2.42	(0.17)	(0.22)	(0.39)	13.86	20.90	0.81	0.51	1.13[6]	1,211	22
08-31-2023	12.20	0.10[6]	0.98	1.08	(0.08)	(1.37)	(1.45)	11.83	10.32	0.83	0.50	0.83[6]	915	14
08-31-2022	16.33	0.10[6]	(2.89)	(2.79)	(0.12)	(1.22)	(1.34)	12.20	(18.65)	0.83	0.51	0.71[6]	706	49
08-31-2021	13.12	0.10[6]	3.63	3.73	(0.13)	(0.39)	(0.52)	16.33	29.02	0.78	0.49	0.65[6]	646	19
08-31-2020	11.88	0.17[6]	1.83	2.00	(0.19)	(0.57)	(0.76)	13.12	17.24	0.83	0.41	1.43[6]	156	27
Class R4
08-31-2024	11.87	0.19[6]	2.29	2.48	(0.21)	(0.22)	(0.43)	13.92	21.36	0.59	0.18	1.48[6]	74	22
08-31-2023	12.24	0.15[6]	0.96	1.11	(0.11)	(1.37)	(1.48)	11.87	10.60	0.62	0.19	1.26[6]	64	14
08-31-2022	16.37	0.17[6]	(2.91)	(2.74)	(0.17)	(1.22)	(1.39)	12.24	(18.36)	0.62	0.21	1.16[6]	72	49
08-31-2021	13.14	0.14[6]	3.63	3.77	(0.15)	(0.39)	(0.54)	16.37	29.37	0.58	0.18	0.96[6]	152	19
08-31-2020	11.90	0.21[6]	1.82	2.03	(0.22)	(0.57)	(0.79)	13.14	17.47	0.68	0.16	1.75[6]	74	27
Class R5
08-31-2024	11.87	0.18[6]	2.31	2.49	(0.22)	(0.22)	(0.44)	13.92	21.50	0.36	0.06	1.42[6]	3,630	22
08-31-2023	12.26	0.12[6]	0.99	1.11	(0.13)	(1.37)	(1.50)	11.87	10.67	0.39	0.06	1.04[6]	2,835	14
08-31-2022	16.39	0.17[6]	(2.89)	(2.72)	(0.19)	(1.22)	(1.41)	12.26	(18.21)	0.37	0.06	1.27[6]	1,261	49
08-31-2021	13.15	0.17[6]	3.62	3.79	(0.16)	(0.39)	(0.55)	16.39	29.53	0.36	0.06	1.17[6]	424	19
08-31-2020	11.90	0.18[6]	1.87	2.05	(0.23)	(0.57)	(0.80)	13.15	17.67	0.48	0.06	1.55[6]	382	27
Class R6
08-31-2024	11.89	0.20[6]	2.31	2.51	(0.23)	(0.22)	(0.45)	13.95	21.61	0.31	0.01	1.57[6]	37,896	22
08-31-2023	12.27	0.15[6]	0.98	1.13	(0.14)	(1.37)	(1.51)	11.89	10.81	0.34	0.01	1.28[6]	25,496	14
08-31-2022	16.41	0.17[6]	(2.89)	(2.72)	(0.20)	(1.22)	(1.42)	12.27	(18.21)	0.32	0.01	1.25[6]	16,811	49
08-31-2021	13.17	0.17[6]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.41	29.54	0.31	0.01	1.16[6]	10,594	19
08-31-2020	11.92	0.19[6]	1.87	2.06	(0.24)	(0.57)	(0.81)	13.17	17.71	0.43	—	1.61[6]	3,805	27
Class 1
08-31-2024	11.88	0.20[6]	2.30	2.50	(0.22)	(0.22)	(0.44)	13.94	21.58	0.36	0.05	1.59[6]	245,811	22
08-31-2023	12.26	0.15[6]	0.97	1.12	(0.13)	(1.37)	(1.50)	11.88	10.76	0.38	0.05	1.32[6]	201,931	14
08-31-2022	16.40	0.17[6]	(2.90)	(2.73)	(0.19)	(1.22)	(1.41)	12.26	(18.26)	0.36	0.05	1.21[6]	162,083	49
08-31-2021	13.16	0.17[6]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.40	29.52	0.35	0.05	1.12[6]	183,616	19
08-31-2020	11.91	0.21[6]	1.84	2.05	(0.23)	(0.57)	(0.80)	13.16	17.66	0.47	0.05	1.74[6]	128,704	27

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.02 and $0.01 per share and 0.07%, 0.06%, 0.09%, 0.12% and 0.13%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	26

Financial highlights continued
Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	10.37	0.13[6]	2.01	2.14	(0.15)	(0.16)	(0.31)	12.20	21.10	0.70	0.42	1.21[6]	36,204	22
08-31-2023	10.79	0.10[6]	0.84	0.94	(0.07)	(1.29)	(1.36)	10.37	10.28	0.71	0.42	0.96[6]	30,960	16
08-31-2022	14.51	0.11[6]	(2.56)	(2.45)	(0.12)	(1.15)	(1.27)	10.79	(18.54)	0.69	0.42	0.87[6]	29,003	48
08-31-2021	11.72	0.09[6]	3.21	3.30	(0.10)	(0.41)	(0.51)	14.51	28.87	0.66	0.42	0.71[6]	38,649	20
08-31-2020	10.83	0.14[6]	1.67	1.81	(0.17)	(0.75)	(0.92)	11.72	17.26	0.71	0.43	1.34[6]	23,530	30
Class I
08-31-2024	10.41	0.12[6]	2.06	2.18	(0.18)	(0.16)	(0.34)	12.25	21.45	0.40	0.12	1.05[6]	47	22
08-31-2023	10.83	0.13[6]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.63	0.41	0.11	1.30[6]	79	16
08-31-2022	14.56	0.15[6]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.83	(18.29)	0.39	0.12	1.17[6]	101	48
08-31-2021	11.75	0.13[6]	3.22	3.35	(0.13)	(0.41)	(0.54)	14.56	29.27	0.36	0.11	0.95[6]	135	20
08-31-2020	10.86	0.19[6]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.75	17.57	0.41	0.13	1.80[6]	69	30
Class R2
08-31-2024	10.36	0.11[6]	2.02	2.13	(0.15)	(0.16)	(0.31)	12.18	20.92	0.78	0.50	0.99[6]	1,575	22
08-31-2023	10.78	0.09[6]	0.84	0.93	(0.06)	(1.29)	(1.35)	10.36	10.18	0.80	0.51	0.87[6]	1,041	16
08-31-2022	14.50	0.10[6]	(2.56)	(2.46)	(0.11)	(1.15)	(1.26)	10.78	(18.61)	0.78	0.51	0.78[6]	936	48
08-31-2021	11.71	0.10[6]	3.19	3.29	(0.09)	(0.41)	(0.50)	14.50	28.79	0.75	0.51	0.78[6]	1,054	20
08-31-2020	10.83	0.14[6]	1.65	1.79	(0.16)	(0.75)	(0.91)	11.71	17.07	0.80	0.52	1.35[6]	806	30
Class R4
08-31-2024	10.41	0.16[6]	2.01	2.17	(0.18)	(0.16)	(0.34)	12.24	21.33	0.54	0.16	1.48[6]	54	22
08-31-2023	10.83	0.13[6]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.56	0.56	0.16	1.29[6]	44	16
08-31-2022	14.55	0.15[6]	(2.58)	(2.43)	(0.14)	(1.15)	(1.29)	10.83	(18.27)	0.53	0.16	1.19[6]	44	48
08-31-2021	11.74	0.14[6]	3.20	3.34	(0.12)	(0.41)	(0.53)	14.55	29.19	0.50	0.16	1.05[6]	59	20
08-31-2020	10.85	0.19[6]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.74	17.53	0.55	0.16	1.83[6]	48	30
Class R5
08-31-2024	10.42	0.17[6]	2.02	2.19	(0.19)	(0.16)	(0.35)	12.26	21.49	0.34	0.05	1.50[6]	5,637	22
08-31-2023	10.85	0.12[6]	0.85	0.97	(0.11)	(1.29)	(1.40)	10.42	10.59	0.35	0.06	1.19[6]	4,522	16
08-31-2022	14.58	0.16[6]	(2.57)	(2.41)	(0.17)	(1.15)	(1.32)	10.85	(18.21)	0.33	0.06	1.32[6]	2,940	48
08-31-2021	11.76	0.16[6]	3.21	3.37	(0.14)	(0.41)	(0.55)	14.58	29.41	0.30	0.06	1.17[6]	1,337	20
08-31-2020	10.86	0.17[6]	1.69	1.86	(0.21)	(0.75)	(0.96)	11.76	17.72	0.35	0.06	1.59[6]	195	30
Class R6
08-31-2024	10.42	0.18[6]	2.02	2.20	(0.20)	(0.16)	(0.36)	12.26	21.55	0.29	0.01	1.60[6]	48,945	22
08-31-2023	10.85	0.13[6]	0.84	0.97	(0.11)	(1.29)	(1.40)	10.42	10.66	0.30	0.01	1.29[6]	38,922	16
08-31-2022	14.58	0.16[6]	(2.56)	(2.40)	(0.18)	(1.15)	(1.33)	10.85	(18.17)	0.28	0.01	1.27[6]	31,635	48
08-31-2021	11.76	0.15[6]	3.23	3.38	(0.15)	(0.41)	(0.56)	14.58	29.47	0.25	0.01	1.11[6]	25,449	20
08-31-2020	10.87	0.18[6]	1.68	1.86	(0.22)	(0.75)	(0.97)	11.76	17.68	0.30	—	1.74[6]	10,042	30
Class 1
08-31-2024	10.42	0.18[6]	2.00	2.18	(0.19)	(0.16)	(0.35)	12.25	21.41	0.33	0.05	1.59[6]	330,755	22
08-31-2023	10.84	0.14[6]	0.84	0.98	(0.11)	(1.29)	(1.40)	10.42	10.72	0.35	0.05	1.33[6]	285,504	16
08-31-2022	14.57	0.15[6]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.84	(18.22)	0.32	0.05	1.22[6]	246,611	48
08-31-2021	11.75	0.15[6]	3.22	3.37	(0.14)	(0.41)	(0.55)	14.57	29.44	0.29	0.05	1.14[6]	292,979	20
08-31-2020	10.86	0.19[6]	1.66	1.85	(0.21)	(0.75)	(0.96)	11.75	17.63	0.34	0.05	1.81[6]	235,255	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.02 and $0.01 per share and 0.06%, 0.05%, 0.08%, 0.11% and 0.12%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
27	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	10.71	0.14[6]	2.07	2.21	(0.16)	(0.16)	(0.32)	12.60	21.02	0.68	0.42	1.21[6]	88,202	19
08-31-2023	11.48	0.10[6]	0.87	0.97	(0.08)	(1.66)	(1.74)	10.71	10.35	0.69	0.42	0.96[6]	77,455	17
08-31-2022	15.43	0.12[6]	(2.73)	(2.61)	(0.12)	(1.22)	(1.34)	11.48	(18.56)	0.66	0.42	0.88[6]	74,589	48
08-31-2021	12.51	0.10[6]	3.42	3.52	(0.12)	(0.48)	(0.60)	15.43	28.92	0.63	0.42	0.75[6]	99,779	19
08-31-2020	11.65	0.16[6]	1.77	1.93	(0.18)	(0.89)	(1.07)	12.51	17.20	0.66	0.43	1.42[6]	73,101	31
Class I
08-31-2024	10.75	0.10[6]	2.15	2.25	(0.19)	(0.16)	(0.35)	12.65	21.37	0.38	0.12	0.84[6]	163	19
08-31-2023	11.52	0.14[6]	0.86	1.00	(0.11)	(1.66)	(1.77)	10.75	10.69	0.39	0.12	1.28[6]	151	17
08-31-2022	15.48	0.18[6]	(2.75)	(2.57)	(0.17)	(1.22)	(1.39)	11.52	(18.31)	0.36	0.12	1.32[6]	134	48
08-31-2021	12.55	0.09[6]	3.48	3.57	(0.16)	(0.48)	(0.64)	15.48	29.32	0.33	0.11	0.64[6]	187	19
08-31-2020	11.68	0.18[6]	1.80	1.98	(0.22)	(0.89)	(1.11)	12.55	17.49	0.36	0.13	1.53[6]	67	31
Class R2
08-31-2024	10.70	0.12[6]	2.08	2.20	(0.15)	(0.16)	(0.31)	12.59	20.94	0.76	0.50	1.10[6]	4,351	19
08-31-2023	11.47	0.09[6]	0.87	0.96	(0.07)	(1.66)	(1.73)	10.70	10.23	0.78	0.50	0.87[6]	3,853	17
08-31-2022	15.42	0.10[6]	(2.72)	(2.62)	(0.11)	(1.22)	(1.33)	11.47	(18.64)	0.75	0.51	0.75[6]	3,904	48
08-31-2021	12.51	0.10[6]	3.41	3.51	(0.12)	(0.48)	(0.60)	15.42	28.78	0.72	0.51	0.71[6]	5,393	19
08-31-2020	11.65	0.15[6]	1.78	1.93	(0.18)	(0.89)	(1.07)	12.51	17.12	0.75	0.51	1.27[6]	1,358	31
Class R4
08-31-2024	10.72	0.23[6]	1.99	2.22	(0.17)	(0.16)	(0.33)	12.61	21.18	0.62	0.25	2.09[6]	22	19
08-31-2023	11.50	0.12[6]	0.86	0.98	(0.10)	(1.66)	(1.76)	10.72	10.45	0.63	0.26	1.12[6]	1,607	17
08-31-2022	15.45	0.14[6]	(2.72)	(2.58)	(0.15)	(1.22)	(1.37)	11.50	(18.39)	0.60	0.26	1.05[6]	1,333	48
08-31-2021	12.52	0.14[6]	3.41	3.55	(0.14)	(0.48)	(0.62)	15.45	29.16	0.57	0.26	0.96[6]	1,476	19
08-31-2020	11.66	0.19[6]	1.76	1.95	(0.20)	(0.89)	(1.09)	12.52	17.37	0.60	0.26	1.67[6]	1,073	31
Class R5
08-31-2024	10.76	0.16[6]	2.09	2.25	(0.19)	(0.16)	(0.35)	12.66	21.42	0.32	0.06	1.44[6]	5,569	19
08-31-2023	11.54	0.12[6]	0.88	1.00	(0.12)	(1.66)	(1.78)	10.76	10.67	0.33	0.06	1.11[6]	4,682	17
08-31-2022	15.49	0.16[6]	(2.71)	(2.55)	(0.18)	(1.22)	(1.40)	11.54	(18.19)	0.30	0.06	1.25[6]	2,499	48
08-31-2021	12.55	0.21[6]	3.37	3.58	(0.16)	(0.48)	(0.64)	15.49	29.36	0.27	0.06	1.47[6]	863	19
08-31-2020	11.68	0.24[6]	1.75	1.99	(0.23)	(0.89)	(1.12)	12.55	17.67	0.30	0.06	2.06[6]	29	31
Class R6
08-31-2024	10.76	0.18[6]	2.09	2.27	(0.20)	(0.16)	(0.36)	12.67	21.57	0.27	0.01	1.58[6]	65,371	19
08-31-2023	11.54	0.14[6]	0.87	1.01	(0.13)	(1.66)	(1.79)	10.76	10.73	0.28	0.01	1.30[6]	57,496	17
08-31-2022	15.50	0.17[6]	(2.73)	(2.56)	(0.18)	(1.22)	(1.40)	11.54	(18.20)	0.25	0.01	1.26[6]	46,800	48
08-31-2021	12.56	0.16[6]	3.43	3.59	(0.17)	(0.48)	(0.65)	15.50	29.40	0.22	0.01	1.14[6]	43,703	19
08-31-2020	11.69	0.20[6]	1.79	1.99	(0.23)	(0.89)	(1.12)	12.56	17.72	0.25	—	1.79[6]	23,312	31
Class 1
08-31-2024	10.74	0.18[6]	2.08	2.26	(0.20)	(0.16)	(0.36)	12.64	21.47	0.32	0.05	1.61[6]	449,771	19
08-31-2023	11.52	0.14[6]	0.86	1.00	(0.12)	(1.66)	(1.78)	10.74	10.69	0.33	0.05	1.32[6]	410,188	17
08-31-2022	15.48	0.16[6]	(2.72)	(2.56)	(0.18)	(1.22)	(1.40)	11.52	(18.26)	0.30	0.05	1.22[6]	369,001	48
08-31-2021	12.54	0.16[6]	3.42	3.58	(0.16)	(0.48)	(0.64)	15.48	29.40	0.26	0.05	1.13[6]	459,795	19
08-31-2020	11.67	0.21[6]	1.78	1.99	(0.23)	(0.89)	(1.12)	12.54	17.69	0.29	0.05	1.85[6]	377,659	31

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.02 and $0.01 per share and 0.05%, 0.04%, 0.07%, 0.10% and 0.11%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	28

Financial highlights continued
Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	9.11	0.13[6]	1.70	1.83	(0.15)	(0.14)	(0.29)	10.65	20.53	0.68	0.42	1.39[6]	160,620	16
08-31-2023	10.28	0.10[6]	0.68	0.78	(0.08)	(1.87)	(1.95)	9.11	9.96	0.68	0.42	1.07[6]	143,191	17
08-31-2022	13.72	0.11[6]	(2.42)	(2.31)	(0.11)	(1.02)	(1.13)	10.28	(18.42)	0.65	0.42	0.93[6]	137,181	47
08-31-2021	11.22	0.10[6]	3.05	3.15	(0.12)	(0.53)	(0.65)	13.72	28.93	0.61	0.42	0.78[6]	180,069	18
08-31-2020	10.71	0.15[6]	1.61	1.76	(0.17)	(1.08)	(1.25)	11.22	17.15	0.64	0.43	1.45[6]	132,866	32
Class I
08-31-2024	9.21	0.14[6]	1.74	1.88	(0.18)	(0.14)	(0.32)	10.77	20.86	0.38	0.12	1.40[6]	610	16
08-31-2023	10.37	0.12[6]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.21	10.37	0.38	0.12	1.28[6]	401	17
08-31-2022	13.84	0.14[6]	(2.44)	(2.30)	(0.15)	(1.02)	(1.17)	10.37	(18.23)	0.35	0.12	1.14[6]	309	47
08-31-2021	11.31	0.13[6]	3.08	3.21	(0.15)	(0.53)	(0.68)	13.84	29.28	0.31	0.12	1.02[6]	268	18
08-31-2020	10.77	0.19[6]	1.63	1.82	(0.20)	(1.08)	(1.28)	11.31	17.70	0.34	0.13	1.85[6]	172	32
Class R2
08-31-2024	9.16	0.12[6]	1.71	1.83	(0.14)	(0.14)	(0.28)	10.71	20.43	0.77	0.50	1.26[6]	7,303	16
08-31-2023	10.33	0.09[6]	0.68	0.77	(0.07)	(1.87)	(1.94)	9.16	9.78	0.77	0.51	0.98[6]	6,258	17
08-31-2022	13.78	0.10[6]	(2.43)	(2.33)	(0.10)	(1.02)	(1.12)	10.33	(18.48)	0.74	0.51	0.82[6]	5,709	47
08-31-2021	11.27	0.10[6]	3.05	3.15	(0.11)	(0.53)	(0.64)	13.78	28.81	0.71	0.51	0.77[6]	7,060	18
08-31-2020	10.75	0.14[6]	1.62	1.76	(0.16)	(1.08)	(1.24)	11.27	17.08	0.72	0.51	1.33[6]	3,114	32
Class R4
08-31-2024	9.15	0.14[6]	1.72	1.86	(0.17)	(0.14)	(0.31)	10.70	20.60	0.62	0.25	1.49[6]	419	16
08-31-2023	10.32	0.11[6]	0.69	0.80	(0.10)	(1.87)	(1.97)	9.15	10.23	0.62	0.26	1.19[6]	308	17
08-31-2022	13.78	0.13[6]	(2.44)	(2.31)	(0.13)	(1.02)	(1.15)	10.32	(18.35)	0.59	0.26	1.05[6]	245	47
08-31-2021	11.26	0.12[6]	3.06	3.18	(0.13)	(0.53)	(0.66)	13.78	29.17	0.56	0.26	0.92[6]	262	18
08-31-2020	10.74	0.15[6]	1.63	1.78	(0.18)	(1.08)	(1.26)	11.26	17.38	0.57	0.26	1.47[6]	181	32
Class R5
08-31-2024	9.25	0.17[6]	1.71	1.88	(0.18)	(0.14)	(0.32)	10.81	20.84	0.32	0.06	1.71[6]	6,205	16
08-31-2023	10.41	0.12[6]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.25	10.41	0.32	0.06	1.32[6]	5,846	17
08-31-2022	13.88	0.17[6]	(2.46)	(2.29)	(0.16)	(1.02)	(1.18)	10.41	(18.12)	0.29	0.06	1.42[6]	4,843	47
08-31-2021	11.34	0.16[6]	3.06	3.22	(0.15)	(0.53)	(0.68)	13.88	29.36	0.26	0.06	1.23[6]	3,009	18
08-31-2020	10.80	0.19[6]	1.64	1.83	(0.21)	(1.08)	(1.29)	11.34	17.71	0.27	0.06	1.79[6]	1,990	32
Class R6
08-31-2024	9.21	0.17[6]	1.72	1.89	(0.19)	(0.14)	(0.33)	10.77	20.98	0.27	0.01	1.76[6]	74,077	16
08-31-2023	10.38	0.13[6]	0.70	0.83	(0.13)	(1.87)	(2.00)	9.21	10.38	0.27	0.01	1.45[6]	72,695	17
08-31-2022	13.85	0.16[6]	(2.43)	(2.27)	(0.17)	(1.03)	(1.20)	10.38	(18.12)	0.24	0.01	1.35[6]	61,640	47
08-31-2021	11.31	0.15[6]	3.08	3.23	(0.16)	(0.53)	(0.69)	13.85	29.50	0.21	0.01	1.20[6]	60,389	18
08-31-2020	10.78	0.19[6]	1.63	1.82	(0.21)	(1.08)	(1.29)	11.31	17.72	0.22	—	1.84[6]	38,164	32
Class 1
08-31-2024	9.22	0.17[6]	1.72	1.89	(0.18)	(0.14)	(0.32)	10.79	21.03	0.31	0.05	1.76[6]	673,367	16
08-31-2023	10.39	0.13[6]	0.69	0.82	(0.12)	(1.87)	(1.99)	9.22	10.32	0.32	0.05	1.44[6]	633,452	17
08-31-2022	13.86	0.15[6]	(2.44)	(2.29)	(0.16)	(1.02)	(1.18)	10.39	(18.14)	0.28	0.05	1.28[6]	601,581	47
08-31-2021	11.32	0.15[6]	3.07	3.22	(0.15)	(0.53)	(0.68)	13.86	29.42	0.25	0.05	1.16[6]	765,559	18
08-31-2020	10.79	0.20[6]	1.62	1.82	(0.21)	(1.08)	(1.29)	11.32	17.65	0.26	0.05	1.88[6]	638,101	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.02 and $0.01 per share and 0.06%, 0.06%, 0.09%, 0.12% and 0.13%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
29	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	9.25	0.16[6]	1.60	1.76	(0.19)	(0.08)	(0.27)	10.74	19.37	0.69	0.42	1.63[6]	183,622	17
08-31-2023	10.41	0.12[6]	0.59	0.71	(0.09)	(1.78)	(1.87)	9.25	8.87	0.69	0.42	1.29[6]	164,166	19
08-31-2022	13.88	0.13[6]	(2.43)	(2.30)	(0.12)	(1.05)	(1.17)	10.41	(18.12)	0.66	0.42	1.09[6]	160,083	49
08-31-2021	11.50	0.11[6]	2.95	3.06	(0.12)	(0.56)	(0.68)	13.88	27.48	0.62	0.42	0.85[6]	210,327	21
08-31-2020	10.91	0.16[6]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.50	17.18	0.64	0.43	1.50[6]	159,569	33
Class I
08-31-2024	9.35	0.17[6]	1.64	1.81	(0.22)	(0.08)	(0.30)	10.86	19.71	0.39	0.12	1.72[6]	814	17
08-31-2023	10.51	0.15[6]	0.59	0.74	(0.12)	(1.78)	(1.90)	9.35	9.18	0.39	0.12	1.60[6]	533	19
08-31-2022	14.00	0.21[6]	(2.49)	(2.28)	(0.16)	(1.05)	(1.21)	10.51	(17.86)	0.36	0.11	1.67[6]	616	49
08-31-2021	11.58	0.13[6]	3.00	3.13	(0.15)	(0.56)	(0.71)	14.00	27.96	0.32	0.11	1.04[6]	1,468	21
08-31-2020	10.98	0.20[6]	1.64	1.84	(0.21)	(1.03)	(1.24)	11.58	17.51	0.34	0.13	1.88[6]	645	33
Class R2
08-31-2024	9.29	0.15[6]	1.60	1.75	(0.18)	(0.08)	(0.26)	10.78	19.19	0.77	0.50	1.52[6]	6,668	17
08-31-2023	10.44	0.11[6]	0.60	0.71	(0.08)	(1.78)	(1.86)	9.29	8.84	0.78	0.50	1.19[6]	5,250	19
08-31-2022	13.92	0.12[6]	(2.44)	(2.32)	(0.11)	(1.05)	(1.16)	10.44	(18.21)	0.75	0.51	1.00[6]	5,170	49
08-31-2021	11.53	0.10[6]	2.96	3.06	(0.11)	(0.56)	(0.67)	13.92	27.42	0.72	0.51	0.78[6]	7,442	21
08-31-2020	10.94	0.16[6]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.53	17.04	0.73	0.51	1.50[6]	1,108	33
Class R4
08-31-2024	9.27	0.22[6]	1.55	1.77	(0.20)	(0.08)	(0.28)	10.76	19.51	0.62	0.25	2.26[6]	242	17
08-31-2023	10.43	0.13[6]	0.60	0.73	(0.11)	(1.78)	(1.89)	9.27	9.07	0.63	0.25	1.43[6]	497	19
08-31-2022	13.90	0.15[6]	(2.42)	(2.27)	(0.15)	(1.05)	(1.20)	10.43	(17.96)	0.60	0.26	1.24[6]	381	49
08-31-2021	11.51	0.13[6]	2.96	3.09	(0.14)	(0.56)	(0.70)	13.90	27.71	0.57	0.26	1.02[6]	387	21
08-31-2020	10.92	0.18[6]	1.63	1.81	(0.19)	(1.03)	(1.22)	11.51	17.35	0.58	0.26	1.66[6]	276	33
Class R5
08-31-2024	9.37	0.20[6]	1.61	1.81	(0.22)	(0.08)	(0.30)	10.88	19.74	0.32	0.06	1.98[6]	7,585	17
08-31-2023	10.53	0.15[6]	0.60	0.75	(0.13)	(1.78)	(1.91)	9.37	9.24	0.33	0.06	1.56[6]	6,431	19
08-31-2022	14.02	0.17[6]	(2.42)	(2.25)	(0.18)	(1.06)	(1.24)	10.53	(17.78)	0.30	0.06	1.42[6]	4,902	49
08-31-2021	11.60	0.18[6]	2.96	3.14	(0.16)	(0.56)	(0.72)	14.02	27.97	0.27	0.06	1.34[6]	2,404	21
08-31-2020	10.99	0.18[6]	1.67	1.85	(0.21)	(1.03)	(1.24)	11.60	17.66	0.28	0.06	1.73[6]	327	33
Class R6
08-31-2024	9.33	0.20[6]	1.62	1.82	(0.23)	(0.08)	(0.31)	10.84	19.88	0.27	0.01	2.01[6]	69,886	17
08-31-2023	10.50	0.16[6]	0.59	0.75	(0.14)	(1.78)	(1.92)	9.33	9.22	0.28	0.01	1.69[6]	77,694	19
08-31-2022	13.98	0.18[6]	(2.43)	(2.25)	(0.18)	(1.05)	(1.23)	10.50	(17.72)	0.25	0.01	1.52[6]	65,036	49
08-31-2021	11.57	0.16[6]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.98	28.02	0.22	0.01	1.24[6]	70,130	21
08-31-2020	10.97	0.20[6]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.57	17.66	0.23	—	1.88[6]	38,274	33
Class 1
08-31-2024	9.35	0.20[6]	1.60	1.80	(0.22)	(0.08)	(0.30)	10.85	19.68	0.32	0.05	2.02[6]	685,746	17
08-31-2023	10.51	0.16[6]	0.59	0.75	(0.13)	(1.78)	(1.91)	9.35	9.28	0.32	0.05	1.66[6]	657,016	19
08-31-2022	13.99	0.18[6]	(2.44)	(2.26)	(0.17)	(1.05)	(1.22)	10.51	(17.74)	0.29	0.05	1.44[6]	632,481	49
08-31-2021	11.58	0.16[6]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.99	27.93	0.26	0.05	1.24[6]	812,243	21
08-31-2020	10.98	0.20[6]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.58	17.59	0.26	0.05	1.92[6]	690,481	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, less than $0.005, $0.01, $0.01 and $0.01 per share and 0.05%, 0.04%, 0.08%, 0.11% and 0.12%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	30

Financial highlights continued
Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	9.07	0.18[6]	1.41	1.59	(0.21)	(0.03)	(0.24)	10.42	17.78	0.69	0.42	1.93[6]	209,464	16
08-31-2023	10.13	0.14[6]	0.47	0.61	(0.10)	(1.57)	(1.67)	9.07	7.67	0.70	0.42	1.55[6]	191,072	20
08-31-2022	13.46	0.15[6]	(2.27)	(2.12)	(0.16)	(1.05)	(1.21)	10.13	(17.39)	0.67	0.42	1.28[6]	187,557	49
08-31-2021	11.39	0.13[6]	2.63	2.76	(0.12)	(0.57)	(0.69)	13.46	25.10	0.63	0.42	1.01[6]	243,658	26
08-31-2020	10.89	0.17[6]	1.52	1.69	(0.19)	(1.00)	(1.19)	11.39	16.21	0.64	0.43	1.58[6]	188,821	34
Class I
08-31-2024	9.12	0.16[6]	1.47	1.63	(0.23)	(0.03)	(0.26)	10.49	18.23	0.39	0.12	1.62[6]	40	16
08-31-2023	10.19	0.16[6]	0.47	0.63	(0.13)	(1.57)	(1.70)	9.12	7.89	0.40	0.12	1.75[6]	96	20
08-31-2022	13.54	0.24[6]	(2.34)	(2.10)	(0.20)	(1.05)	(1.25)	10.19	(17.19)	0.37	0.12	2.10[6]	119	49
08-31-2021	11.45	0.09[6]	2.73	2.82	(0.16)	(0.57)	(0.73)	13.54	25.53	0.33	0.11	0.76[6]	100	26
08-31-2020	10.96	0.09[6]	1.64	1.73	(0.24)	(1.00)	(1.24)	11.45	16.50	0.34	0.13	0.92[6]	16	34
Class R2
08-31-2024	9.12	0.17[6]	1.43	1.60	(0.20)	(0.03)	(0.23)	10.49	17.80	0.78	0.51	1.82[6]	10,553	16
08-31-2023	10.18	0.13[6]	0.46	0.59	(0.08)	(1.57)	(1.65)	9.12	7.49	0.78	0.50	1.43[6]	9,315	20
08-31-2022	13.53	0.14[6]	(2.29)	(2.15)	(0.15)	(1.05)	(1.20)	10.18	(17.52)	0.76	0.51	1.15[6]	8,291	49
08-31-2021	11.44	0.13[6]	2.65	2.78	(0.12)	(0.57)	(0.69)	13.53	25.09	0.72	0.51	1.01[6]	10,905	26
08-31-2020	10.93	0.16[6]	1.53	1.69	(0.18)	(1.00)	(1.18)	11.44	16.13	0.73	0.51	1.56[6]	3,075	34
Class R4
08-31-2024	9.14	0.20[6]	1.42	1.62	(0.22)	(0.03)	(0.25)	10.51	18.09	0.59	0.22	2.09[6]	259	16
08-31-2023	10.20	0.16[6]	0.46	0.62	(0.11)	(1.57)	(1.68)	9.14	7.80	0.59	0.21	1.73[6]	205	20
08-31-2022	13.54	0.16[6]	(2.27)	(2.11)	(0.18)	(1.05)	(1.23)	10.20	(17.22)	0.56	0.21	1.42[6]	171	49
08-31-2021	11.45	0.15[6]	2.65	2.80	(0.14)	(0.57)	(0.71)	13.54	25.33	0.56	0.24	1.16[6]	128	26
08-31-2020	10.94	0.19[6]	1.53	1.72	(0.21)	(1.00)	(1.21)	11.45	16.42	0.58	0.26	1.79[6]	91	34
Class R5
08-31-2024	9.17	0.21[6]	1.43	1.64	(0.24)	(0.03)	(0.27)	10.54	18.20	0.33	0.06	2.22[6]	10,173	16
08-31-2023	10.23	0.17[6]	0.47	0.64	(0.13)	(1.57)	(1.70)	9.17	8.05	0.34	0.06	1.80[6]	10,092	20
08-31-2022	13.59	0.17[6]	(2.28)	(2.11)	(0.20)	(1.05)	(1.25)	10.23	(17.15)	0.31	0.06	1.50[6]	7,777	49
08-31-2021	11.48	0.18[6]	2.66	2.84	(0.16)	(0.57)	(0.73)	13.59	25.64	0.28	0.06	1.45[6]	4,223	26
08-31-2020	10.96	0.20[6]	1.55	1.75	(0.23)	(1.00)	(1.23)	11.48	16.71	0.28	0.06	1.89[6]	260	34
Class R6
08-31-2024	9.16	0.22[6]	1.42	1.64	(0.24)	(0.03)	(0.27)	10.53	18.27	0.28	0.01	2.33[6]	83,135	16
08-31-2023	10.22	0.18[6]	0.47	0.65	(0.14)	(1.57)	(1.71)	9.16	8.11	0.29	0.01	1.93[6]	89,702	20
08-31-2022	13.58	0.20[6]	(2.30)	(2.10)	(0.21)	(1.05)	(1.26)	10.22	(17.11)	0.26	0.01	1.71[6]	74,714	49
08-31-2021	11.47	0.18[6]	2.67	2.85	(0.17)	(0.57)	(0.74)	13.58	25.73	0.23	0.01	1.40[6]	80,488	26
08-31-2020	10.96	0.20[6]	1.54	1.74	(0.23)	(1.00)	(1.23)	11.47	16.68	0.23	—	1.87[6]	46,792	34
Class 1
08-31-2024	9.17	0.22[6]	1.43	1.65	(0.24)	(0.03)	(0.27)	10.55	18.32	0.33	0.05	2.31[6]	786,911	16
08-31-2023	10.23	0.18[6]	0.46	0.64	(0.13)	(1.57)	(1.70)	9.17	8.06	0.33	0.05	1.92[6]	762,184	20
08-31-2022	13.59	0.19[6]	(2.29)	(2.10)	(0.21)	(1.05)	(1.26)	10.23	(17.14)	0.30	0.05	1.62[6]	750,728	49
08-31-2021	11.48	0.17[6]	2.67	2.84	(0.16)	(0.57)	(0.73)	13.59	25.65	0.27	0.05	1.39[6]	967,161	26
08-31-2020	10.97	0.21[6]	1.53	1.74	(0.23)	(1.00)	(1.23)	11.48	16.61	0.27	0.05	2.01[6]	853,701	34

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.03%, 0.02%, 0.04%, 0.08% and 0.09%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
31	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	8.92	0.22[6]	1.18	1.40	(0.24)	(0.01)	(0.25)	10.07	16.02	0.70	0.42	2.35[6]	235,401	17
08-31-2023	9.84	0.17[6]	0.35	0.52	(0.12)	(1.32)	(1.44)	8.92	6.56	0.70	0.42	1.91[6]	225,786	22
08-31-2022	12.84	0.18[6]	(2.09)	(1.91)	(0.18)	(0.91)	(1.09)	9.84	(16.34)	0.67	0.42	1.60[6]	223,543	46
08-31-2021	11.10	0.14[6]	2.26	2.40	(0.14)	(0.52)	(0.66)	12.84	22.37	0.64	0.42	1.21[6]	290,842	30
08-31-2020	10.64	0.17[6]	1.36	1.53	(0.19)	(0.88)	(1.07)	11.10	15.07	0.65	0.43	1.68[6]	226,690	33
Class I
08-31-2024	8.89	0.24[6]	1.20	1.44	(0.27)	(0.01)	(0.28)	10.05	16.51	0.40	0.12	2.59[6]	1,370	17
08-31-2023	9.82	0.21[6]	0.33	0.54	(0.15)	(1.32)	(1.47)	8.89	6.84	0.40	0.11	2.37[6]	1,422	22
08-31-2022	12.82	0.19[6]	(2.07)	(1.88)	(0.21)	(0.91)	(1.12)	9.82	(16.11)	0.37	0.12	1.71[6]	1,804	46
08-31-2021	11.07	0.19[6]	2.25	2.44	(0.17)	(0.52)	(0.69)	12.82	22.84	0.34	0.12	1.59[6]	1,754	30
08-31-2020	10.61	0.19[6]	1.38	1.57	(0.23)	(0.88)	(1.11)	11.07	15.44	0.35	0.13	1.86[6]	1,260	33
Class R2
08-31-2024	8.82	0.21[6]	1.18	1.39	(0.24)	(0.01)	(0.25)	9.96	15.99	0.79	0.50	2.27[6]	9,429	17
08-31-2023	9.75	0.16[6]	0.34	0.50	(0.11)	(1.32)	(1.43)	8.82	6.40	0.79	0.50	1.80[6]	9,418	22
08-31-2022	12.73	0.17[6]	(2.07)	(1.90)	(0.17)	(0.91)	(1.08)	9.75	(16.40)	0.76	0.50	1.50[6]	8,911	46
08-31-2021	11.01	0.14[6]	2.23	2.37	(0.13)	(0.52)	(0.65)	12.73	22.29	0.73	0.51	1.13[6]	12,297	30
08-31-2020	10.56	0.17[6]	1.35	1.52	(0.19)	(0.88)	(1.07)	11.01	15.00	0.74	0.52	1.62[6]	3,304	33
Class R4
08-31-2024	8.86	0.27[6]	1.14	1.41	(0.26)	(0.01)	(0.27)	10.00	16.19	0.64	0.25	3.01[6]	259	17
08-31-2023	9.78	0.18[6]	0.35	0.53	(0.13)	(1.32)	(1.45)	8.86	6.82	0.65	0.26	2.06[6]	916	22
08-31-2022	12.78	0.20[6]	(2.09)	(1.89)	(0.20)	(0.91)	(1.11)	9.78	(16.27)	0.62	0.26	1.75[6]	767	46
08-31-2021	11.04	0.16[6]	2.26	2.42	(0.16)	(0.52)	(0.68)	12.78	22.67	0.58	0.26	1.36[6]	845	30
08-31-2020	10.59	0.20[6]	1.34	1.54	(0.21)	(0.88)	(1.09)	11.04	15.23	0.59	0.27	1.91[6]	556	33
Class R5
08-31-2024	8.88	0.24[6]	1.20	1.44	(0.28)	(0.01)	(0.29)	10.03	16.48	0.34	0.06	2.64[6]	11,534	17
08-31-2023	9.81	0.19[6]	0.35	0.54	(0.15)	(1.32)	(1.47)	8.88	6.94	0.35	0.06	2.18[6]	10,747	22
08-31-2022	12.81	0.21[6]	(2.08)	(1.87)	(0.22)	(0.91)	(1.13)	9.81	(16.07)	0.32	0.06	1.92[6]	8,677	46
08-31-2021	11.06	0.20[6]	2.25	2.45	(0.18)	(0.52)	(0.70)	12.81	22.92	0.28	0.06	1.66[6]	6,770	30
08-31-2020	10.61	0.25[6]	1.31	1.56	(0.23)	(0.88)	(1.11)	11.06	15.44	0.28	0.06	2.36[6]	747	33
Class R6
08-31-2024	8.88	0.25[6]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.03	16.54	0.29	0.01	2.73[6]	88,335	17
08-31-2023	9.81	0.20[6]	0.35	0.55	(0.16)	(1.32)	(1.48)	8.88	6.99	0.30	0.01	2.29[6]	98,309	22
08-31-2022	12.81	0.23[6]	(2.09)	(1.86)	(0.23)	(0.91)	(1.14)	9.81	(16.03)	0.27	0.01	2.02[6]	85,111	46
08-31-2021	11.06	0.19[6]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.81	22.98	0.23	0.01	1.59[6]	89,308	30
08-31-2020	10.61	0.21[6]	1.36	1.57	(0.24)	(0.88)	(1.12)	11.06	15.50	0.23	—	2.05[6]	53,240	33
Class 1
08-31-2024	8.89	0.25[6]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.04	16.48	0.33	0.05	2.72[6]	815,034	17
08-31-2023	9.82	0.20[6]	0.34	0.54	(0.15)	(1.32)	(1.47)	8.89	7.05	0.34	0.05	2.29[6]	824,933	22
08-31-2022	12.82	0.22[6]	(2.09)	(1.87)	(0.22)	(0.91)	(1.13)	9.82	(16.13)	0.31	0.05	1.95[6]	851,307	46
08-31-2021	11.07	0.19[6]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.82	22.91	0.27	0.05	1.60[6]	1,081,454	30
08-31-2020	10.62	0.22[6]	1.34	1.56	(0.23)	(0.88)	(1.11)	11.07	15.43	0.27	0.05	2.11[6]	978,135	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.04%, 0.02%, 0.04%, 0.09% and 0.10%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	32

Financial highlights continued
Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	8.55	0.25[6]	0.94	1.19	(0.30)	—[7]	(0.30)	9.44	14.15	0.73	0.42	2.79[6]	193,107	17
08-31-2023	9.42	0.20[6]	0.21	0.41	(0.15)	(1.13)	(1.28)	8.55	5.43	0.72	0.42	2.32[6]	195,706	20
08-31-2022	12.17	0.21[6]	(1.83)	(1.62)	(0.20)	(0.93)	(1.13)	9.42	(14.73)	0.69	0.42	1.97[6]	207,424	45
08-31-2021	10.79	0.17[6]	1.88	2.05	(0.16)	(0.51)	(0.67)	12.17	19.63	0.66	0.42	1.49[6]	270,307	30
08-31-2020	10.44	0.18[6]	1.14	1.32	(0.21)	(0.76)	(0.97)	10.79	13.24	0.66	0.43	1.75[6]	213,868	35
Class I
08-31-2024	8.51	0.27[6]	0.94	1.21	(0.32)	—[7]	(0.32)	9.40	14.54	0.43	0.12	3.08[6]	1,889	17
08-31-2023	9.39	0.23[6]	0.20	0.43	(0.18)	(1.13)	(1.31)	8.51	5.70	0.42	0.12	2.70[6]	1,623	20
08-31-2022	12.13	0.24[6]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.39	(14.43)	0.39	0.12	2.26[6]	1,856	45
08-31-2021	10.76	0.22[6]	1.85	2.07	(0.19)	(0.51)	(0.70)	12.13	19.90	0.36	0.12	1.90[6]	2,701	30
08-31-2020	10.41	0.20[6]	1.16	1.36	(0.25)	(0.76)	(1.01)	10.76	13.61	0.36	0.13	1.96[6]	2,094	35
Class R2
08-31-2024	8.47	0.24[6]	0.92	1.16	(0.29)	—[7]	(0.29)	9.34	13.95	0.82	0.51	2.71[6]	8,105	17
08-31-2023	9.34	0.19[6]	0.21	0.40	(0.14)	(1.13)	(1.27)	8.47	5.37	0.81	0.51	2.22[6]	7,929	20
08-31-2022	12.07	0.20[6]	(1.81)	(1.61)	(0.19)	(0.93)	(1.12)	9.34	(14.77)	0.79	0.51	1.87[6]	8,960	45
08-31-2021	10.71	0.17[6]	1.85	2.02	(0.15)	(0.51)	(0.66)	12.07	19.51	0.72	0.48	1.46[6]	13,021	30
08-31-2020	10.37	0.16[6]	1.15	1.31	(0.21)	(0.76)	(0.97)	10.71	13.16	0.75	0.52	1.62[6]	4,775	35
Class R4
08-31-2024	8.52	0.25[6]	0.94	1.19	(0.31)	—[7]	(0.31)	9.40	14.25	0.66	0.25	2.89[6]	577	17
08-31-2023	9.39	0.21[6]	0.22	0.43	(0.17)	(1.13)	(1.30)	8.52	5.65	0.67	0.26	2.50[6]	697	20
08-31-2022	12.13	0.22[6]	(1.81)	(1.59)	(0.22)	(0.93)	(1.15)	9.39	(14.56)	0.63	0.26	2.08[6]	670	45
08-31-2021	10.76	0.19[6]	1.86	2.05	(0.17)	(0.51)	(0.68)	12.13	19.76	0.59	0.25	1.65[6]	698	30
08-31-2020	10.41	0.20[6]	1.14	1.34	(0.23)	(0.76)	(0.99)	10.76	13.45	0.60	0.26	1.95[6]	488	35
Class R5
08-31-2024	8.50	0.27[6]	0.95	1.22	(0.33)	—[7]	(0.33)	9.39	14.50	0.36	0.05	3.10[6]	9,001	17
08-31-2023	9.38	0.22[6]	0.22	0.44	(0.19)	(1.13)	(1.32)	8.50	5.78	0.37	0.06	2.53[6]	9,373	20
08-31-2022	12.12	0.24[6]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.33	0.06	2.28[6]	7,409	45
08-31-2021	10.75	0.23[6]	1.84	2.07	(0.19)	(0.51)	(0.70)	12.12	19.98	0.30	0.06	1.98[6]	4,855	30
08-31-2020	10.40	0.23[6]	1.13	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.30	0.06	2.25[6]	1,251	35
Class R6
08-31-2024	8.50	0.28[6]	0.93	1.21	(0.33)	—[7]	(0.33)	9.38	14.70	0.31	0.01	3.17[6]	62,136	17
08-31-2023	9.37	0.23[6]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.50	5.84	0.32	0.01	2.71[6]	69,535	20
08-31-2022	12.11	0.26[6]	(1.82)	(1.56)	(0.25)	(0.93)	(1.18)	9.37	(14.36)	0.28	0.01	2.41[6]	63,101	45
08-31-2021	10.74	0.21[6]	1.87	2.08	(0.20)	(0.51)	(0.71)	12.11	20.06	0.25	0.01	1.89[6]	70,692	30
08-31-2020	10.40	0.21[6]	1.15	1.36	(0.26)	(0.76)	(1.02)	10.74	13.67	0.25	—	2.12[6]	48,742	35
Class 1
08-31-2024	8.51	0.28[6]	0.93	1.21	(0.33)	—[7]	(0.33)	9.39	14.50	0.36	0.05	3.18[6]	557,449	17
08-31-2023	9.38	0.23[6]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.51	5.91	0.36	0.05	2.71[6]	636,988	20
08-31-2022	12.12	0.25[6]	(1.82)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.32	0.05	2.34[6]	731,490	45
08-31-2021	10.75	0.21[6]	1.86	2.07	(0.19)	(0.51)	(0.70)	12.12	19.99	0.29	0.05	1.87[6]	989,063	30
08-31-2020	10.40	0.22[6]	1.14	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.28	0.05	2.19[6]	935,821	35

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.03%, 0.02%, 0.04%, 0.08% and 0.09%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[7] Less than $0.005 per share.
33	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	7.80	0.25[6]	0.74	0.99	(0.26)	—[7]	(0.26)	8.53	12.92	0.76	0.42	3.10[6]	157,367	19
08-31-2023	8.51	0.21[6]	0.13	0.34	(0.22)	(0.83)	(1.05)	7.80	4.76	0.75	0.42	2.67[6]	161,772	19
08-31-2022	10.90	0.22[6]	(1.49)	(1.27)	(0.22)	(0.90)	(1.12)	8.51	(13.07)	0.72	0.42	2.32[6]	176,088	38
08-31-2021	10.06	0.19[6]	1.39	1.58	(0.18)	(0.56)	(0.74)	10.90	16.29	0.69	0.42	1.79[6]	234,516	29
08-31-2020	9.89	0.18[6]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.06	11.32	0.69	0.43	1.93[6]	193,591	37
Class I
08-31-2024	7.81	0.26[6]	0.77	1.03	(0.28)	—[7]	(0.28)	8.56	13.48	0.46	0.12	3.33[6]	286	19
08-31-2023	8.53	0.22[6]	0.13	0.35	(0.24)	(0.83)	(1.07)	7.81	4.97	0.46	0.12	2.77[6]	921	19
08-31-2022	10.92	0.29[6]	(1.53)	(1.24)	(0.25)	(0.90)	(1.15)	8.53	(12.78)	0.42	0.12	2.98[6]	344	38
08-31-2021	10.08	0.21[6]	1.39	1.60	(0.20)	(0.56)	(0.76)	10.92	16.57	0.39	0.12	2.04[6]	446	29
08-31-2020	9.90	0.20[6]	0.91	1.11	(0.26)	(0.67)	(0.93)	10.08	11.75	0.39	0.12	2.12[6]	477	37
Class R2
08-31-2024	7.74	0.24[6]	0.75	0.99	(0.25)	—[7]	(0.25)	8.48	12.92	0.83	0.49	2.97[6]	5,136	19
08-31-2023	8.46	0.20[6]	0.12	0.32	(0.21)	(0.83)	(1.04)	7.74	4.54	0.85	0.51	2.60[6]	4,220	19
08-31-2022	10.84	0.21[6]	(1.48)	(1.27)	(0.21)	(0.90)	(1.11)	8.46	(13.13)	0.81	0.50	2.22[6]	5,397	38
08-31-2021	10.01	0.19[6]	1.37	1.56	(0.17)	(0.56)	(0.73)	10.84	16.20	0.73	0.45	1.86[6]	6,093	29
08-31-2020	9.84	0.18[6]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.01	11.30	0.77	0.51	1.88[6]	1,014	37
Class R4
08-31-2024	7.75	0.29[6]	0.71	1.00	(0.27)	—[7]	(0.27)	8.48	13.18	0.70	0.26	3.68[6]	73	19
08-31-2023	8.46	0.22[6]	0.13	0.35	(0.23)	(0.83)	(1.06)	7.75	4.97	0.70	0.26	2.81[6]	342	19
08-31-2022	10.85	0.28[6]	(1.53)	(1.25)	(0.24)	(0.90)	(1.14)	8.46	(12.99)	0.66	0.26	2.80[6]	263	38
08-31-2021	10.01	0.21[6]	1.38	1.59	(0.19)	(0.56)	(0.75)	10.85	16.55	0.63	0.25	2.04[6]	599	29
08-31-2020	9.85	0.21[6]	0.87	1.08	(0.25)	(0.67)	(0.92)	10.01	11.45	0.63	0.27	2.23[6]	144	37
Class R5
08-31-2024	7.79	0.28[6]	0.75	1.03	(0.29)	—[7]	(0.29)	8.53	13.45	0.40	0.06	3.52[6]	7,088	19
08-31-2023	8.51	0.24[6]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.79	5.06	0.39	0.05	3.02[6]	7,670	19
08-31-2022	10.90	0.26[6]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.51	(12.75)	0.36	0.06	2.71[6]	7,380	38
08-31-2021	10.06	0.23[6]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.68	0.33	0.06	2.23[6]	8,917	29
08-31-2020	9.89	0.23[6]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.74	0.33	0.06	2.37[6]	3,949	37
Class R6
08-31-2024	7.77	0.28[6]	0.75	1.03	(0.29)	—[7]	(0.29)	8.51	13.55	0.35	0.01	3.54[6]	23,423	19
08-31-2023	8.49	0.24[6]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.77	5.13	0.35	0.01	3.09[6]	31,413	19
08-31-2022	10.88	0.26[6]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.49	(12.73)	0.31	0.01	2.73[6]	29,900	38
08-31-2021	10.04	0.23[6]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.88	16.77	0.29	0.01	2.24[6]	33,944	29
08-31-2020	9.87	0.23[6]	0.89	1.12	(0.28)	(0.67)	(0.95)	10.04	11.82	0.28	—	2.39[6]	28,864	37
Class 1
08-31-2024	7.79	0.28[6]	0.75	1.03	(0.29)	—[7]	(0.29)	8.53	13.47	0.39	0.05	3.48[6]	245,159	19
08-31-2023	8.50	0.24[6]	0.13	0.37	(0.25)	(0.83)	(1.08)	7.79	5.20	0.39	0.05	3.06[6]	283,344	19
08-31-2022	10.90	0.26[6]	(1.50)	(1.24)	(0.26)	(0.90)	(1.16)	8.50	(12.84)	0.35	0.05	2.69[6]	330,749	38
08-31-2021	10.06	0.23[6]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.69	0.33	0.05	2.19[6]	471,564	29
08-31-2020	9.89	0.23[6]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.75	0.31	0.05	2.37[6]	508,214	37

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.03%, 0.02%, 0.04%, 0.07% and 0.09%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[7] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	34

Financial highlights continued
Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	7.24	0.25[6]	0.61	0.86	(0.25)	—[7]	(0.25)	7.85	12.15	0.85	0.42	3.34[6]	77,344	19
08-31-2023	7.84	0.21[6]	0.09	0.30	(0.22)	(0.68)	(0.90)	7.24	4.55	0.83	0.42	2.93[6]	77,802	17
08-31-2022	9.73	0.22[6]	(1.27)	(1.05)	(0.22)	(0.62)	(0.84)	7.84	(11.87)	0.78	0.42	2.56[6]	85,355	36
08-31-2021	9.15	0.19[6]	1.08	1.27	(0.18)	(0.51)	(0.69)	9.73	14.43	0.75	0.42	2.00[6]	109,061	27
08-31-2020	9.12	0.18[6]	0.66	0.84	(0.23)	(0.58)	(0.81)	9.15	9.64	0.76	0.43	2.06[6]	97,644	41
Class I
08-31-2024	7.24	0.26[6]	0.62	0.88	(0.27)	—[7]	(0.27)	7.85	12.47	0.55	0.12	3.50[6]	149	19
08-31-2023	7.84	0.23[6]	0.10	0.33	(0.25)	(0.68)	(0.93)	7.24	4.92	0.53	0.11	3.13[6]	703	17
08-31-2022	9.74	0.24[6]	(1.29)	(1.05)	(0.24)	(0.61)	(0.85)	7.84	(11.69)	0.48	0.12	2.81[6]	1,399	36
08-31-2021	9.16	0.22[6]	1.07	1.29	(0.20)	(0.51)	(0.71)	9.74	14.73	0.45	0.12	2.31[6]	863	27
08-31-2020	9.13	0.21[6]	0.66	0.87	(0.26)	(0.58)	(0.84)	9.16	9.97	0.46	0.13	2.38[6]	823	41
Class R2
08-31-2024	7.18	0.24[6]	0.62	0.86	(0.25)	—[7]	(0.25)	7.79	12.16	0.94	0.51	3.28[6]	469	19
08-31-2023	7.78	0.21[6]	0.08	0.29	(0.21)	(0.68)	(0.89)	7.18	4.47	0.92	0.51	2.88[6]	493	17
08-31-2022	9.67	0.20[6]	(1.26)	(1.06)	(0.21)	(0.62)	(0.83)	7.78	(12.03)	0.87	0.51	2.19[6]	621	36
08-31-2021	9.09	0.19[6]	1.07	1.26	(0.17)	(0.51)	(0.68)	9.67	14.45	0.80	0.46	2.00[6]	2,331	27
08-31-2020	9.07	0.12[6]	0.71	0.83	(0.23)	(0.58)	(0.81)	9.09	9.52	0.84	0.51	1.39[6]	164	41
Class R4
08-31-2024	7.25	0.27[6]	0.62	0.89	(0.27)	—[7]	(0.27)	7.87	12.58	0.69	0.15	3.61[6]	19	19
08-31-2023	7.85	0.24[6]	0.08	0.32	(0.24)	(0.68)	(0.92)	7.25	4.79	0.67	0.16	3.23[6]	18	17
08-31-2022	9.75	0.25[6]	(1.28)	(1.03)	(0.25)	(0.62)	(0.87)	7.85	(11.65)	0.63	0.16	2.85[6]	8	36
08-31-2021	9.12	0.21[6]	1.12	1.33	(0.19)	(0.51)	(0.70)	9.75	15.27	0.67	0.23	2.21[6]	10	27
08-31-2020	9.09	0.19[6]	0.67	0.86	(0.25)	(0.58)	(0.83)	9.12	9.85	0.70	0.27	2.22[6]	12	41
Class R5
08-31-2024	7.23	0.27[6]	0.62	0.89	(0.28)	—[7]	(0.28)	7.84	12.55	0.49	0.06	3.64[6]	530	19
08-31-2023	7.83	0.24[6]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.23	4.98	0.47	0.06	3.27[6]	487	17
08-31-2022	9.73	0.24[6]	(1.27)	(1.03)	(0.25)	(0.62)	(0.87)	7.83	(11.66)	0.42	0.06	2.82[6]	516	36
08-31-2021	9.15	0.22[6]	1.08	1.30	(0.21)	(0.51)	(0.72)	9.73	14.80	0.40	0.06	2.29[6]	262	27
08-31-2020	9.12	0.22[6]	0.66	0.88	(0.27)	(0.58)	(0.85)	9.15	10.06	0.39	0.06	2.52[6]	322	41
Class R6
08-31-2024	7.24	0.28[6]	0.62	0.90	(0.28)	—[7]	(0.28)	7.86	12.73	0.44	0.01	3.80[6]	7,816	19
08-31-2023	7.85	0.24[6]	0.08	0.32	(0.25)	(0.68)	(0.93)	7.24	4.89	0.42	0.01	3.35[6]	10,008	17
08-31-2022	9.74	0.26[6]	(1.28)	(1.02)	(0.25)	(0.62)	(0.87)	7.85	(11.49)	0.37	0.01	2.98[6]	9,685	36
08-31-2021	9.16	0.23[6]	1.07	1.30	(0.21)	(0.51)	(0.72)	9.74	14.86	0.35	0.01	2.43[6]	12,107	27
08-31-2020	9.12	0.22[6]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.24	0.34	—	2.52[6]	11,162	41
Class 1
08-31-2024	7.24	0.27[6]	0.62	0.89	(0.28)	—[7]	(0.28)	7.85	12.55	0.48	0.05	3.72[6]	76,553	19
08-31-2023	7.84	0.24[6]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.24	4.98	0.47	0.05	3.30[6]	85,981	17
08-31-2022	9.73	0.26[6]	(1.29)	(1.03)	(0.25)	(0.61)	(0.86)	7.84	(11.53)	0.42	0.05	2.94[6]	99,848	36
08-31-2021	9.16	0.22[6]	1.07	1.29	(0.21)	(0.51)	(0.72)	9.73	14.69	0.39	0.05	2.39[6]	138,822	27
08-31-2020	9.12	0.22[6]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.19	0.38	0.05	2.48[6]	156,575	41

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.03%, 0.02%, 0.04%, 0.07% and 0.09%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[7] Less than $0.005 per share.
35	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2024	7.36	0.27[6]	0.54	0.81	(0.28)	—[7]	(0.28)	7.89	11.21	0.90	0.42	3.59[6]	39,158	24
08-31-2023	7.78	0.23[6]	0.07	0.30	(0.24)	(0.48)	(0.72)	7.36	4.37	0.88	0.42	3.18[6]	39,826	25
08-31-2022	9.41	0.24[6]	(1.16)	(0.92)	(0.22)	(0.49)	(0.71)	7.78	(10.62)	0.83	0.42	2.79[6]	42,560	39
08-31-2021	8.93	0.20[6]	0.89	1.09	(0.19)	(0.42)	(0.61)	9.41	12.62	0.80	0.42	2.16[6]	52,276	34
08-31-2020	8.86	0.19[6]	0.54	0.73	(0.23)	(0.43)	(0.66)	8.93	8.50	0.81	0.43	2.18[6]	45,532	46
Class I
08-31-2024	7.35	0.30[6]	0.55	0.85	(0.30)	—[7]	(0.30)	7.90	11.82	0.61	0.12	3.96[6]	40	24
08-31-2023	7.79	0.26[6]	0.04	0.30	(0.26)	(0.48)	(0.74)	7.35	4.45	0.57	0.11	3.49[6]	279	25
08-31-2022	9.41	0.26[6]	(1.14)	(0.88)	(0.25)	(0.49)	(0.74)	7.79	(10.24)	0.53	0.12	3.06[6]	515	39
08-31-2021	8.93	0.22[6]	0.89	1.11	(0.21)	(0.42)	(0.63)	9.41	12.93	0.50	0.12	2.46[6]	452	34
08-31-2020	8.87	0.20[6]	0.54	0.74	(0.25)	(0.43)	(0.68)	8.93	8.70	0.51	0.13	2.34[6]	503	46
Class R2
08-31-2024	7.34	0.24[6]	0.57	0.81	(0.27)	—[7]	(0.27)	7.88	11.28	0.97	0.49	3.22[6]	488	24
08-31-2023	7.77	0.23[6]	0.05	0.28	(0.23)	(0.48)	(0.71)	7.34	4.13	0.96	0.50	3.15[6]	132	25
08-31-2022	9.39	0.23[6]	(1.15)	(0.92)	(0.21)	(0.49)	(0.70)	7.77	(10.59)	0.91	0.50	2.71[6]	553	39
08-31-2021	8.91	0.19[6]	0.89	1.08	(0.18)	(0.42)	(0.60)	9.39	12.60	0.84	0.45	2.13[6]	568	34
08-31-2020	8.85	0.18[6]	0.53	0.71	(0.22)	(0.43)	(0.65)	8.91	8.31	0.90	0.51	2.10[6]	359	46
Class R5
08-31-2024	7.35	0.29[6]	0.56	0.85	(0.30)	—[7]	(0.30)	7.90	11.74	0.54	0.05	3.91[6]	1,313	24
08-31-2023	7.78	0.26[6]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.35	4.64	0.52	0.06	3.54[6]	1,458	25
08-31-2022	9.42	0.25[6]	(1.15)	(0.90)	(0.25)	(0.49)	(0.74)	7.78	(10.30)	0.47	0.06	3.07[6]	1,693	39
08-31-2021	8.93	0.24[6]	0.89	1.13	(0.22)	(0.42)	(0.64)	9.42	12.99	0.44	0.05	2.58[6]	701	34
08-31-2020	8.87	0.24[6]	0.51	0.75	(0.26)	(0.43)	(0.69)	8.93	8.78	0.45	0.06	2.76[6]	25	46
Class R6
08-31-2024	7.37	0.30[6]	0.55	0.85	(0.31)	—[7]	(0.31)	7.91	11.77	0.49	0.01	4.04[6]	8,675	24
08-31-2023	7.80	0.26[6]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.37	4.69	0.47	0.01	3.57[6]	10,420	25
08-31-2022	9.43	0.28[6]	(1.16)	(0.88)	(0.26)	(0.49)	(0.75)	7.80	(10.22)	0.42	0.01	3.21[6]	10,168	39
08-31-2021	8.94	0.23[6]	0.90	1.13	(0.22)	(0.42)	(0.64)	9.43	13.17	0.40	0.01	2.57[6]	10,913	34
08-31-2020	8.88	0.22[6]	0.53	0.75	(0.26)	(0.43)	(0.69)	8.94	8.83	0.40	—	2.59[6]	8,496	46
Class 1
08-31-2024	7.36	0.30[6]	0.55	0.85	(0.30)	—[7]	(0.30)	7.91	11.74	0.54	0.05	3.96[6]	73,487	24
08-31-2023	7.79	0.26[6]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.36	4.64	0.51	0.05	3.55[6]	78,429	25
08-31-2022	9.42	0.27[6]	(1.16)	(0.89)	(0.25)	(0.49)	(0.74)	7.79	(10.27)	0.46	0.05	3.17[6]	87,991	39
08-31-2021	8.94	0.23[6]	0.89	1.12	(0.22)	(0.42)	(0.64)	9.42	13.00	0.44	0.05	2.55[6]	113,965	34
08-31-2020	8.87	0.22[6]	0.54	0.76	(0.26)	(0.43)	(0.69)	8.94	8.90	0.44	0.05	2.56[6]	118,858	46

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01, and $0.01 per share and 0.03%, 0.03%, 0.05%, 0.08% and 0.09%, for the periods ended 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[7] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	36

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation.Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
37	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$88,273,541	$88,273,541	—	—
Unaffiliated investment companies	5,831,777	5,831,777	—	—
Common stocks	687	—	—	$687
U.S. Government and Agency obligations	1,222,913	—	$1,222,913	—
Short-term investments	190,127	190,127	—	—
Total investments in securities	$95,519,045	$94,295,445	$1,222,913	$687

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$278,742,471	$278,742,471	—	—
Unaffiliated investment companies	18,473,428	18,473,428	—	—
Common stocks	7,914	—	—	$7,914
U.S. Government and Agency obligations	3,971,456	—	$3,971,456	—
Short-term investments	656,705	656,705	—	—
Total investments in securities	$301,851,974	$297,872,604	$3,971,456	$7,914

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$390,804,992	$390,804,992	—	—
Unaffiliated investment companies	26,012,206	26,012,206	—	—
Common stocks	15,794	—	—	$15,794
U.S. Government and Agency obligations	5,597,426	—	$5,597,426	—
Short-term investments	782,123	782,123	—	—
Total investments in securities	$423,212,541	$417,599,321	$5,597,426	$15,794

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$566,663,763	$566,663,763	—	—
Unaffiliated investment companies	37,730,736	37,730,736	—	—
Common stocks	28,603	—	—	$28,603
U.S. Government and Agency obligations	8,159,834	—	$8,159,834	—
Short-term investments	842,701	842,701	—	—
Total investments in securities	$613,425,637	$605,237,200	$8,159,834	$28,603

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$845,392,897	$845,392,897	—	—
Unaffiliated investment companies	54,022,312	54,022,312	—	—
Common stocks	49,417	—	—	$49,417
U.S. Government and Agency obligations	21,016,179	—	$21,016,179	—
Short-term investments	2,059,234	2,059,234	—	—
Total investments in securities	$922,540,039	$901,474,443	$21,016,179	$49,417

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	38

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2040 Lifetime Portfolio (continued)
Affiliated investment companies	$871,521,268	$871,521,268	—	—
Unaffiliated investment companies	52,602,287	52,602,287	—	—
Common stocks	52,313	—	—	$52,313
U.S. Government and Agency obligations	28,597,218	—	$28,597,218	—
Short-term investments	1,727,702	1,727,702	—	—
Total investments in securities	$954,500,788	$925,851,257	$28,597,218	$52,313

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,008,730,116	$1,008,730,116	—	—
Unaffiliated investment companies	49,235,745	49,235,745	—	—
Common stocks	55,284	—	—	$55,284
U.S. Government and Agency obligations	41,081,900	—	$41,081,900	—
Short-term investments	1,333,558	1,333,558	—	—
Total investments in securities	$1,100,436,603	$1,059,299,419	$41,081,900	$55,284

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,050,970,565	$1,050,970,565	—	—
Unaffiliated investment companies	46,809,995	46,809,995	—	—
Common stocks	59,051	—	—	$59,051
U.S. Government and Agency obligations	61,524,737	—	$61,524,737	—
Short-term investments	1,862,563	1,862,563	—	—
Total investments in securities	$1,161,226,911	$1,099,643,123	$61,524,737	$59,051

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$752,963,831	$752,963,831	—	—
Unaffiliated investment companies	24,878,567	24,878,567	—	—
Common stocks	43,096	—	—	$43,096
U.S. Government and Agency obligations	52,257,643	—	$52,257,643	—
Short-term investments	1,977,933	1,977,933	—	—
Total investments in securities	$832,121,070	$779,820,331	$52,257,643	$43,096

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$396,285,025	$396,285,025	—	—
Unaffiliated investment companies	9,958,465	9,958,465	—	—
Common stocks	19,649	—	—	$19,649
U.S. Government and Agency obligations	31,203,303	—	$31,203,303	—
Short-term investments	997,354	997,354	—	—
Total investments in securities	$438,463,796	$407,240,844	$31,203,303	$19,649

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
39	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2015 Lifetime Portfolio (continued)
Affiliated investment companies	$146,185,005	$146,185,005	—	—
Unaffiliated investment companies	3,582,145	3,582,145	—	—
Common stocks	5,921	—	—	$5,921
U.S. Government and Agency obligations	12,935,888	—	$12,935,888	—
Short-term investments	169,407	169,407	—	—
Total investments in securities	$162,878,366	$149,936,557	$12,935,888	$5,921

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$110,022,426	$110,022,426	—	—
Unaffiliated investment companies	1,996,684	1,996,684	—	—
Common stocks	3,142	—	—	$3,142
U.S. Government and Agency obligations	10,814,012	—	$10,814,012	—
Short-term investments	324,708	324,708	—	—
Total investments in securities	$123,160,972	$112,343,818	$10,814,012	$3,142
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2024, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2024 were as follows:
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	40

Portfolio	Commitment fee
Multimanager 2065 Lifetime Portfolio	$3,717
Multimanager 2060 Lifetime Portfolio	4,345
Multimanager 2055 Lifetime Portfolio	4,725
Multimanager 2050 Lifetime Portfolio	5,339
Multimanager 2045 Lifetime Portfolio	6,314
Multimanager 2040 Lifetime Portfolio	6,432
Multimanager 2035 Lifetime Portfolio	6,914
Multimanager 2030 Lifetime Portfolio	7,172
Multimanager 2025 Lifetime Portfolio	6,250
Multimanager 2020 Lifetime Portfolio	4,921
Multimanager 2015 Lifetime Portfolio	4,013
Multimanager 2010 Lifetime Portfolio	3,865
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager 2030 Lifetime Portfolio	$1,417,119	$10,360,997
Multimanager 2025 Lifetime Portfolio	4,391,600	5,791,989
Multimanager 2020 Lifetime Portfolio	1,373,440	5,799,374
Multimanager 2015 Lifetime Portfolio	454,743	1,034,987
Multimanager 2010 Lifetime Portfolio	228,811	1,501,846
As of August 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2065 Lifetime Portfolio	$85,865,192	$9,759,241	$(105,388)	$9,653,853
Multimanager 2060 Lifetime Portfolio	270,084,154	32,818,122	(1,050,302)	31,767,820
Multimanager 2055 Lifetime Portfolio	375,556,628	49,027,486	(1,371,573)	47,655,913
Multimanager 2050 Lifetime Portfolio	539,132,598	76,168,354	(1,875,315)	74,293,039
Multimanager 2045 Lifetime Portfolio	770,592,525	155,044,833	(3,097,319)	151,947,514
Multimanager 2040 Lifetime Portfolio	810,204,474	149,163,969	(4,867,655)	144,296,314
Multimanager 2035 Lifetime Portfolio	953,520,427	157,339,085	(10,422,909)	146,916,176
Multimanager 2030 Lifetime Portfolio	1,028,000,141	149,847,685	(16,620,915)	133,226,770
Multimanager 2025 Lifetime Portfolio	770,705,544	77,712,971	(16,297,445)	61,415,526
Multimanager 2020 Lifetime Portfolio	419,097,421	30,454,554	(11,088,179)	19,366,375
Multimanager 2015 Lifetime Portfolio	157,037,672	10,266,780	(4,426,086)	5,840,694
Multimanager 2010 Lifetime Portfolio	121,670,504	4,034,367	(2,543,899)	1,490,468
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
41	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

The tax character of distributions for the year ended August 31, 2024 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager 2065 Lifetime Portfolio	$1,207,712	$1,309,905	$2,517,617
Multimanager 2060 Lifetime Portfolio	4,925,933	4,323,888	9,249,821
Multimanager 2055 Lifetime Portfolio	7,091,283	5,080,904	12,172,187
Multimanager 2050 Lifetime Portfolio	10,676,072	7,388,643	18,064,715
Multimanager 2045 Lifetime Portfolio	16,981,549	12,153,183	29,134,732
Multimanager 2040 Lifetime Portfolio	20,723,478	6,988,040	27,711,518
Multimanager 2035 Lifetime Portfolio	27,652,895	1,907,481	29,560,376
Multimanager 2030 Lifetime Portfolio	35,467,618	—	35,467,618
Multimanager 2025 Lifetime Portfolio	32,560,250	—	32,560,250
Multimanager 2020 Lifetime Portfolio	16,113,150	—	16,113,150
Multimanager 2015 Lifetime Portfolio	6,178,244	—	6,178,244
Multimanager 2010 Lifetime Portfolio	4,921,728	—	4,921,728
The tax character of distributions for the year ended August 31, 2023 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager 2065 Lifetime Portfolio	$456,639	$1,143,704	$1,600,343
Multimanager 2060 Lifetime Portfolio	2,447,111	22,159,811	24,606,922
Multimanager 2055 Lifetime Portfolio	3,747,487	37,367,003	41,114,490
Multimanager 2050 Lifetime Portfolio	5,788,670	71,823,120	77,611,790
Multimanager 2045 Lifetime Portfolio	9,905,078	145,127,077	155,032,155
Multimanager 2040 Lifetime Portfolio	10,947,999	146,790,668	157,738,667
Multimanager 2035 Lifetime Portfolio	13,844,043	156,081,698	169,925,741
Multimanager 2030 Lifetime Portfolio	18,996,649	156,015,946	175,012,595
Multimanager 2025 Lifetime Portfolio	19,278,099	117,210,529	136,488,628
Multimanager 2020 Lifetime Portfolio	15,145,837	51,567,174	66,713,011
Multimanager 2015 Lifetime Portfolio	5,804,404	16,018,813	21,823,217
Multimanager 2010 Lifetime Portfolio	4,628,489	8,555,060	13,183,549
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager 2065 Lifetime Portfolio	$138,147	$1,648,326
Multimanager 2060 Lifetime Portfolio	432,455	3,907,796
Multimanager 2055 Lifetime Portfolio	688,069	5,014,961
Multimanager 2050 Lifetime Portfolio	870,209	6,898,890
Multimanager 2045 Lifetime Portfolio	4,703,100	10,205,638
Multimanager 2040 Lifetime Portfolio	6,398,126	6,123,403
Multimanager 2035 Lifetime Portfolio	9,477,851	2,227,959
Multimanager 2030 Lifetime Portfolio	11,584,714	—
Multimanager 2025 Lifetime Portfolio	11,678,786	—
Multimanager 2020 Lifetime Portfolio	6,758,222	—
Multimanager 2015 Lifetime Portfolio	2,869,961	—
Multimanager 2010 Lifetime Portfolio	2,407,220	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	42

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2065 Lifetime Portfolio	0.58%
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.59%
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the year ended August 31, 2024, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2065 Lifetime Portfolio	$4,523	$749	$318	$298	$1,433	$27,360	$332,169	$366,850
Multimanager 2060 Lifetime Portfolio	34,532	519	3,146	205	8,537	94,770	689,290	830,999
Multimanager 2055 Lifetime Portfolio	92,850	1,463	3,498	135	13,459	120,079	870,950	1,102,434
Multimanager 2050 Lifetime Portfolio	216,061	1,907	10,754	1,831	12,079	154,981	1,149,980	1,547,593
Multimanager 2045 Lifetime Portfolio	395,763	1,926	17,647	939	14,893	182,668	1,723,696	2,337,532
Multimanager 2040 Lifetime Portfolio	455,305	2,147	15,681	1,128	18,449	181,943	1,803,906	2,478,559
43	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

	Expense reimbursement by class
Portfolio	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2035 Lifetime Portfolio	$545,140	$1,376	$26,339	$630	$25,561	$226,902	$2,152,748	$2,978,696
Multimanager 2030 Lifetime Portfolio	647,764	4,450	27,551	2,021	29,861	249,599	2,336,022	3,297,268
Multimanager 2025 Lifetime Portfolio	593,865	6,720	21,962	1,591	24,942	190,944	1,863,627	2,703,651
Multimanager 2020 Lifetime Portfolio	536,824	2,042	15,670	913	25,277	88,311	895,101	1,564,138
Multimanager 2015 Lifetime Portfolio	328,850	1,033	2,051	77	2,132	39,620	355,875	729,638
Multimanager 2010 Lifetime Portfolio	189,550	335	1,475	181	5,092	46,509	361,313	604,455
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2065 Lifetime Portfolio	0.00%
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of each portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2024:
Portfolio	Class R4
Multimanager 2065 Lifetime Portfolio	$61
Multimanager 2060 Lifetime Portfolio	67
Multimanager 2055 Lifetime Portfolio	48
Multimanager 2050 Lifetime Portfolio	687
Multimanager 2045 Lifetime Portfolio	356
Multimanager 2040 Lifetime Portfolio	417
Multimanager 2035 Lifetime Portfolio	227
Portfolio	Class R4
Multimanager 2030 Lifetime Portfolio	$704
Multimanager 2025 Lifetime Portfolio	515
Multimanager 2020 Lifetime Portfolio	265
Multimanager 2015 Lifetime Portfolio	18
Multimanager 2010 Lifetime Portfolio	38[1]

1	Class R4 shares were fully redeemed on April 8, 2024.

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2024:
	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Total sales charges	$4,199	$7,267	$9,134	$11,643	$9,648	$13,181	$13,282	$17,317	$8,747	$3,717	$8,724	$1,151
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	44

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Retained for printing prospectus, advertising and sales literature	$691	$1,200	$1,551	$2,002	$1,643	$2,258	$2,285	$2,941	$1,463	$583	$1,601	$180
Sales commission to unrelated broker-dealers	3,508	6,067	7,583	9,641	8,005	10,923	10,997	14,376	7,284	3,134	7,123	971
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2055 Lifetime Portfolio	$147
Multimanager 2040 Lifetime Portfolio	14
Multimanager 2035 Lifetime Portfolio	16
Multimanager 2025 Lifetime Portfolio	62
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2065 Lifetime Portfolio	Class A	$2,802	$1,080
	Class I	—	179
	Class R2	170	3
	Class R4	154	3
	Class R5	122	16
	Class R6	—	293
	Class 1	34,095	—
	Total	$37,343	$1,574
Multimanager 2060 Lifetime Portfolio	Class A	$33,763	$13,082
	Class I	—	196
	Class R2	5,141	54
	Class R4	185	3
	Class R5	1,391	145
	Class R6	—	1,609
	Class 1	112,354	—
	Total	$152,834	$15,089
Multimanager 2055 Lifetime Portfolio	Class A	$98,347	$38,131
	Class I	—	601
	Class R2	6,062	64
	Class R4	122	3
	Class R5	2,360	248
	Class R6	—	2,206
	Class 1	153,795	—
45	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$260,686	$41,253
Multimanager 2050 Lifetime Portfolio	Class A	$244,105	$94,655
	Class I	—	834
	Class R2	19,963	211
	Class R4	2,398	34
	Class R5	2,284	237
	Class R6	—	3,039
	Class 1	216,549	—
	Total	$485,299	$99,010
Multimanager 2045 Lifetime Portfolio	Class A	$449,535	$174,343
	Class I	—	846
	Class R2	33,238	348
	Class R4	1,244	19
	Class R5	2,806	293
	Class R6	—	3,599
	Class 1	326,333	—
	Total	$813,156	$179,448
Multimanager 2040 Lifetime Portfolio	Class A	$507,485	$196,819
	Class I	—	925
	Class R2	28,876	303
	Class R4	1,448	21
	Class R5	3,453	357
	Class R6	—	3,516
	Class 1	335,070	—
	Total	$876,332	$201,941
Multimanager 2035 Lifetime Portfolio	Class A	$589,256	$228,563
	Class I	—	572
	Class R2	47,616	495
	Class R4	704	12
	Class R5	4,621	480
	Class R6	—	4,252
	Class 1	387,836	—
	Total	$1,030,033	$234,374
Multimanager 2030 Lifetime Portfolio	Class A	$682,402	$264,812
	Class I	—	1,818
	Class R2	48,091	503
	Class R4	2,461	36
	Class R5	5,256	548
	Class R6	—	4,558
	Class 1	410,157	—
	Total	$1,148,367	$272,275
Multimanager 2025 Lifetime Portfolio	Class A	$575,646	$223,455
	Class I	—	2,527
	Class R2	35,593	370
	Class R4	1,799	27
	Class R5	3,934	420
	Class R6	—	3,213
	Class 1	301,154	—
	Total	$918,126	$230,012
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	46

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2020 Lifetime Portfolio	Class A	$468,086	$181,733
	Class I	—	697
	Class R2	22,016	238
	Class R4	926	13
	Class R5	3,705	383
	Class R6	—	1,337
	Class 1	130,142	—
	Total	$624,875	$184,401
Multimanager 2015 Lifetime Portfolio	Class A	$229,250	$88,990
	Class I	—	288
	Class R2	2,391	25
	Class R4	45	1
	Class R5	248	26
	Class R6	—	478
	Class 1	41,403	—
	Total	$273,337	$89,808
Multimanager 2010 Lifetime Portfolio	Class A	$116,518	$45,238
	Class I	—	85
	Class R2	1,424	16
	Class R4[1]	132	2
	Class R5	504	54
	Class R6	—	496
	Class 1	37,047	—
	Total	$155,625	$45,891

[1]	Class R4 shares were fully redeemed on April 8, 2024.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended August 31, 2024 and 2023 were as follows:
Multimanager 2065 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	97,902	$1,182,078	29,906	$330,863
Distributions reinvested	1,878	21,987	602	6,079
Repurchased	(32,123)	(387,933)	(7,666)	(83,468)
Net increase	67,657	$816,132	22,842	$253,474
Class I shares
Sold	4,245	$51,071	5,887	$63,500
Distributions reinvested	255	2,984	220	2,223
Repurchased	(3,324)	(43,040)	(230)	(2,461)
Net increase	1,176	$11,015	5,877	$63,262
Class R2 shares
Sold	636	$7,892	104	$1,140
Distributions reinvested	5	59	1	7
Repurchased	(6)	(71)	(3)	(38)
Net increase	635	$7,880	102	$1,109
47	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2065 Lifetime Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	191	$2,359	—	—
Distributions reinvested	1	11	—	—
Repurchased	(4)	(54)	—	—
Net increase	188	$2,316	—	—
Class R5 shares
Sold	46,255	$594,976	9,879	$107,308
Distributions reinvested	609	7,134	169	1,704
Repurchased	(5,884)	(75,004)	(219)	(2,265)
Net increase	40,980	$527,106	9,829	$106,747
Class R6 shares
Sold	299,906	$3,590,490	235,442	$2,549,507
Distributions reinvested	15,746	184,387	8,283	83,657
Repurchased	(106,293)	(1,245,196)	(42,912)	(463,465)
Net increase	209,359	$2,529,681	200,813	$2,169,699
Class 1 shares
Sold	2,475,313	$29,815,013	2,424,895	$26,240,567
Distributions reinvested	195,775	2,292,529	148,224	1,495,583
Repurchased	(875,360)	(10,662,767)	(525,483)	(5,549,008)
Net increase	1,795,728	$21,444,775	2,047,636	$22,187,142
Total net increase	2,115,723	$25,338,905	2,287,099	$24,781,433

Multimanager 2060 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	263,329	$3,334,856	117,707	$1,381,112
Distributions reinvested	28,063	342,365	107,703	1,130,877
Repurchased	(198,194)	(2,492,248)	(149,507)	(1,728,858)
Net increase	93,198	$1,184,973	75,903	$783,131
Class I shares
Sold	30,577	$380,422	29	$326
Distributions reinvested	127	1,549	—	—
Repurchased	(28,590)	(373,496)	—	—
Net increase	2,114	$8,475	29	$326
Class R2 shares
Sold	17,692	$222,007	20,795	$241,780
Distributions reinvested	2,565	31,268	8,107	85,120
Repurchased	(10,288)	(127,098)	(9,369)	(112,223)
Net increase	9,969	$126,177	19,533	$214,677
Class R4 shares
Sold	—	—	2	$17
Distributions reinvested	48	$578	233	2,455
Repurchased	(158)	(1,895)	(698)	(8,241)
Net decrease	(110)	$(1,317)	(463)	$(5,769)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	48

Multimanager 2060 Lifetime Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	124,017	$1,557,131	139,344	$1,570,472
Distributions reinvested	6,837	83,480	16,490	173,313
Repurchased	(108,929)	(1,273,488)	(19,945)	(227,362)
Net increase	21,925	$367,123	135,889	$1,516,423
Class R6 shares
Sold	1,082,380	$13,540,813	1,026,029	$12,016,240
Distributions reinvested	83,079	1,016,055	207,597	2,183,924
Repurchased	(592,707)	(7,240,502)	(459,113)	(5,462,183)
Net increase	572,752	$7,316,366	774,513	$8,737,981
Class 1 shares
Sold	2,596,368	$32,492,620	3,323,801	$38,344,021
Distributions reinvested	635,465	7,765,378	1,996,494	21,003,115
Repurchased	(2,588,765)	(33,282,576)	(1,540,414)	(17,222,272)
Net increase	643,068	$6,975,422	3,779,881	$42,124,864
Total net increase	1,342,916	$15,977,219	4,785,285	$53,371,633

Multimanager 2055 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	454,330	$4,971,885	325,879	$3,292,777
Distributions reinvested	84,967	911,699	383,502	3,532,055
Repurchased	(556,103)	(6,063,314)	(412,000)	(4,158,800)
Net increase (decrease)	(16,806)	$(179,730)	297,381	$2,666,032
Class I shares
Sold	72,209	$772,036	752	$7,399
Distributions reinvested	859	9,236	629	5,804
Repurchased	(76,838)	(916,964)	(3,052)	(30,504)
Net decrease	(3,770)	$(135,692)	(1,671)	$(17,301)
Class R2 shares
Sold	38,722	$431,472	31,358	$317,067
Distributions reinvested	2,948	31,608	13,564	124,787
Repurchased	(12,874)	(136,500)	(31,264)	(317,571)
Net increase	28,796	$326,580	13,658	$124,283
Class R4 shares
Sold	175	$1,891	128	$1,288
Distributions reinvested	6	67	2	21
Repurchased	(3)	(29)	(1)	(14)
Net increase	178	$1,929	129	$1,295
Class R5 shares
Sold	119,869	$1,332,775	148,214	$1,477,088
Distributions reinvested	12,856	138,330	43,326	399,896
Repurchased	(106,890)	(1,130,688)	(28,842)	(289,603)
Net increase	25,835	$340,417	162,698	$1,587,381
49	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2055 Lifetime Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,246,061	$13,647,438	1,516,188	$15,577,399
Distributions reinvested	122,048	1,312,012	426,966	3,936,622
Repurchased	(1,111,110)	(11,710,111)	(1,125,685)	(11,738,080)
Net increase	256,999	$3,249,339	817,469	$7,775,941
Class 1 shares
Sold	3,109,053	$34,203,675	3,992,043	$40,681,960
Distributions reinvested	907,251	9,752,951	3,583,949	33,044,014
Repurchased	(4,434,138)	(49,851,037)	(2,917,136)	(28,582,979)
Net increase (decrease)	(417,834)	$(5,894,411)	4,658,856	$45,142,995
Total net increase (decrease)	(126,602)	$(2,291,568)	5,948,520	$57,280,626

Multimanager 2050 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	609,916	$7,049,070	400,969	$4,207,218
Distributions reinvested	203,934	2,259,587	1,167,416	11,090,452
Repurchased	(1,047,644)	(12,053,905)	(830,600)	(8,655,019)
Net increase (decrease)	(233,794)	$(2,745,248)	737,785	$6,642,651
Class I shares
Sold	100,747	$1,122,718	2,416	$25,019
Distributions reinvested	825	9,160	1,307	12,443
Repurchased	(102,712)	(1,263,621)	(1,291)	(13,310)
Net increase (decrease)	(1,140)	$(131,743)	2,432	$24,152
Class R2 shares
Sold	75,939	$869,988	78,251	$825,943
Distributions reinvested	9,617	106,554	65,173	619,139
Repurchased	(100,121)	(1,158,344)	(123,529)	(1,306,562)
Net increase (decrease)	(14,565)	$(181,802)	19,895	$138,520
Class R4 shares
Sold	10,184	$110,012	28,025	$307,970
Distributions reinvested	2,755	30,520	23,278	221,142
Repurchased	(161,103)	(1,803,514)	(17,345)	(184,100)
Net increase (decrease)	(148,164)	$(1,662,982)	33,958	$345,012
Class R5 shares
Sold	135,402	$1,530,333	203,204	$2,104,424
Distributions reinvested	11,382	126,454	47,101	448,397
Repurchased	(142,234)	(1,494,342)	(31,733)	(341,619)
Net increase	4,550	$162,445	218,572	$2,211,202
Class R6 shares
Sold	1,209,182	$13,661,999	1,787,318	$19,183,424
Distributions reinvested	158,095	1,756,439	735,116	6,998,307
Repurchased	(1,550,645)	(16,571,135)	(1,235,467)	(13,526,425)
Net increase (decrease)	(183,368)	$(1,152,697)	1,286,967	$12,655,306
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	50

Multimanager 2050 Lifetime Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,361,947	$38,009,642	4,302,140	$45,392,559
Distributions reinvested	1,239,774	13,749,098	6,112,191	58,126,941
Repurchased	(7,220,037)	(83,927,303)	(4,255,225)	(43,688,101)
Net increase (decrease)	(2,618,316)	$(32,168,563)	6,159,106	$59,831,399
Total net increase (decrease)	(3,194,797)	$(37,880,590)	8,458,715	$81,848,242

Multimanager 2045 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	818,703	$7,843,080	826,187	$7,540,278
Distributions reinvested	471,203	4,429,308	3,099,303	25,135,349
Repurchased	(1,922,074)	(18,625,866)	(1,550,761)	(14,107,356)
Net increase (decrease)	(632,168)	$(6,353,478)	2,374,729	$18,568,271
Class I shares
Sold	72,684	$703,283	18,348	$163,503
Distributions reinvested	1,952	18,506	6,167	50,449
Repurchased	(61,559)	(648,119)	(10,772)	(96,606)
Net increase	13,077	$73,670	13,743	$117,346
Class R2 shares
Sold	85,869	$833,393	101,332	$937,128
Distributions reinvested	20,007	189,269	136,264	1,111,913
Repurchased	(106,950)	(1,047,304)	(107,476)	(968,637)
Net increase (decrease)	(1,074)	$(24,642)	130,120	$1,080,404
Class R4 shares
Sold	4,410	$42,607	4,038	$37,172
Distributions reinvested	1,141	10,774	6,018	48,987
Repurchased	(58)	(551)	(50)	(462)
Net increase	5,493	$52,830	10,006	$85,697
Class R5 shares
Sold	111,931	$1,085,599	177,034	$1,567,772
Distributions reinvested	19,055	181,401	108,255	888,773
Repurchased	(189,516)	(1,780,402)	(118,175)	(1,109,897)
Net increase (decrease)	(58,530)	$(513,402)	167,114	$1,346,648
Class R6 shares
Sold	1,669,820	$15,946,777	2,588,418	$24,165,984
Distributions reinvested	229,833	2,181,111	1,439,675	11,776,539
Repurchased	(2,914,242)	(26,575,538)	(2,074,700)	(19,264,211)
Net increase (decrease)	(1,014,589)	$(8,447,650)	1,953,393	$16,678,312
Class 1 shares
Sold	3,716,518	$36,048,126	4,271,874	$39,281,783
Distributions reinvested	2,309,301	21,938,361	14,047,223	115,046,760
Repurchased	(12,278,096)	(121,074,310)	(7,532,944)	(67,974,422)
Net increase (decrease)	(6,252,277)	$(63,087,823)	10,786,153	$86,354,121
Total net increase (decrease)	(7,940,068)	$(78,300,495)	15,435,258	$124,230,799

51	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2040 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	910,921	$8,937,244	804,609	$7,391,677
Distributions reinvested	476,786	4,558,074	3,366,859	27,978,596
Repurchased	(2,031,429)	(19,605,224)	(1,800,291)	(16,462,651)
Net increase (decrease)	(643,722)	$(6,109,906)	2,371,177	$18,907,622
Class I shares
Sold	62,039	$619,807	14,682	$136,206
Distributions reinvested	1,975	19,057	11,202	93,875
Repurchased	(45,999)	(488,170)	(27,546)	(256,863)
Net increase (decrease)	18,015	$150,694	(1,662)	$(26,782)
Class R2 shares
Sold	103,341	$1,026,387	95,607	$882,514
Distributions reinvested	15,593	149,852	112,139	935,236
Repurchased	(65,718)	(656,703)	(137,477)	(1,278,488)
Net increase	53,216	$519,536	70,269	$539,262
Class R4 shares
Sold	11,260	$107,582	9,002	$86,046
Distributions reinvested	1,733	16,588	9,098	75,603
Repurchased	(44,125)	(443,981)	(1,060)	(9,894)
Net increase (decrease)	(31,132)	$(319,811)	17,040	$151,755
Class R5 shares
Sold	215,448	$2,123,657	190,255	$1,763,388
Distributions reinvested	21,378	206,516	108,587	911,042
Repurchased	(226,113)	(2,226,586)	(78,049)	(751,669)
Net increase	10,713	$103,587	220,793	$1,922,761
Class R6 shares
Sold	1,426,133	$13,818,214	2,810,567	$26,655,614
Distributions reinvested	207,823	1,999,260	1,482,417	12,393,003
Repurchased	(3,510,221)	(32,020,053)	(2,164,653)	(20,141,054)
Net increase (decrease)	(1,876,265)	$(16,202,579)	2,128,331	$18,907,563
Class 1 shares
Sold	3,678,095	$35,790,177	5,051,615	$47,042,641
Distributions reinvested	2,144,414	20,672,149	13,730,048	114,920,501
Repurchased	(12,937,890)	(128,800,679)	(8,675,291)	(79,444,984)
Net increase (decrease)	(7,115,381)	$(72,338,353)	10,106,372	$82,518,158
Total net increase (decrease)	(9,584,556)	$(94,196,832)	14,912,320	$122,920,339

Multimanager 2035 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,197,853	$11,505,314	1,064,044	$9,666,415
Distributions reinvested	507,968	4,764,740	3,616,088	29,724,240
Repurchased	(2,683,903)	(25,619,131)	(2,122,598)	(19,309,232)
Net increase (decrease)	(978,082)	$(9,349,077)	2,557,534	$20,081,423
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	52

Multimanager 2035 Lifetime Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	169,248	$1,555,693	28,309	$261,403
Distributions reinvested	713	6,715	1,756	14,504
Repurchased	(176,683)	(1,685,251)	(31,200)	(285,779)
Net decrease	(6,722)	$(122,843)	(1,135)	$(9,872)
Class R2 shares
Sold	127,297	$1,231,489	186,043	$1,688,490
Distributions reinvested	23,542	222,474	164,455	1,361,686
Repurchased	(165,766)	(1,546,197)	(144,188)	(1,308,975)
Net increase (decrease)	(14,927)	$(92,234)	206,310	$1,741,201
Class R4 shares
Sold	1,631	$15,676	2,259	$20,868
Distributions reinvested	620	5,861	3,481	28,822
Repurchased	(46)	(446)	(39)	(352)
Net increase	2,205	$21,091	5,701	$49,338
Class R5 shares
Sold	174,926	$1,693,821	294,247	$2,641,001
Distributions reinvested	25,352	240,087	158,344	1,312,676
Repurchased	(336,298)	(3,071,876)	(112,062)	(1,040,938)
Net increase (decrease)	(136,020)	$(1,137,968)	340,529	$2,912,739
Class R6 shares
Sold	1,550,078	$14,663,766	2,625,041	$24,325,287
Distributions reinvested	239,847	2,266,550	1,608,885	13,321,565
Repurchased	(3,692,938)	(33,578,296)	(1,748,784)	(16,167,766)
Net increase (decrease)	(1,903,013)	$(16,647,980)	2,485,142	$21,479,086
Class 1 shares
Sold	3,685,299	$35,129,855	5,705,039	$52,370,880
Distributions reinvested	2,315,789	21,930,521	14,898,115	123,505,373
Repurchased	(14,512,130)	(141,401,619)	(10,856,794)	(98,538,599)
Net increase (decrease)	(8,511,042)	$(84,341,243)	9,746,360	$77,337,654
Total net increase (decrease)	(11,547,601)	$(111,670,254)	15,340,441	$123,591,569

Multimanager 2030 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	983,068	$9,052,720	1,296,310	$11,474,607
Distributions reinvested	678,531	6,228,912	3,863,858	31,606,357
Repurchased	(3,612,385)	(33,514,233)	(2,565,045)	(22,912,067)
Net increase (decrease)	(1,950,786)	$(18,232,601)	2,595,123	$20,168,897
Class I shares
Sold	63,753	$578,951	29,005	$278,700
Distributions reinvested	4,809	43,957	28,959	235,726
Repurchased	(92,167)	(872,747)	(81,760)	(714,641)
Net decrease	(23,605)	$(249,839)	(23,796)	$(200,215)
53	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2030 Lifetime Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	106,473	$975,046	133,460	$1,176,125
Distributions reinvested	29,135	264,838	159,724	1,293,761
Repurchased	(256,702)	(2,410,709)	(139,952)	(1,255,975)
Net increase (decrease)	(121,094)	$(1,170,825)	153,232	$1,213,911
Class R4 shares
Sold	13,234	$117,947	13,642	$125,120
Distributions reinvested	3,300	30,063	15,183	123,134
Repurchased	(94,130)	(890,610)	(3,790)	(33,474)
Net increase (decrease)	(77,596)	$(742,600)	25,035	$214,780
Class R5 shares
Sold	284,826	$2,650,497	329,919	$2,845,254
Distributions reinvested	33,929	309,429	157,327	1,277,495
Repurchased	(379,335)	(3,413,812)	(161,551)	(1,403,657)
Net increase (decrease)	(60,580)	$(453,886)	325,695	$2,719,092
Class R6 shares
Sold	2,170,439	$19,700,087	3,301,739	$29,579,198
Distributions reinvested	289,118	2,636,756	1,645,952	13,365,131
Repurchased	(4,726,996)	(41,665,863)	(2,551,825)	(22,644,317)
Net increase (decrease)	(2,267,439)	$(19,329,020)	2,395,866	$20,300,012
Class 1 shares
Sold	3,163,925	$29,038,487	4,852,520	$43,484,714
Distributions reinvested	2,828,367	25,822,991	15,557,495	126,482,435
Repurchased	(17,639,082)	(164,549,657)	(14,311,606)	(126,054,202)
Net increase (decrease)	(11,646,790)	$(109,688,179)	6,098,409	$43,912,947
Total net increase (decrease)	(16,147,890)	$(149,866,950)	11,569,564	$88,329,424

Multimanager 2025 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	902,038	$7,861,741	1,155,327	$9,796,313
Distributions reinvested	736,861	6,425,425	3,374,611	26,794,414
Repurchased	(4,065,935)	(35,732,223)	(3,669,581)	(31,562,043)
Net increase (decrease)	(2,427,036)	$(21,445,057)	860,357	$5,028,684
Class I shares
Sold	108,026	$934,162	44,083	$415,527
Distributions reinvested	8,931	77,435	33,013	260,472
Repurchased	(106,561)	(967,091)	(84,232)	(704,153)
Net increase (decrease)	10,396	$44,506	(7,136)	$(28,154)
Class R2 shares
Sold	240,607	$2,187,000	125,963	$1,076,622
Distributions reinvested	27,445	237,128	137,977	1,085,877
Repurchased	(336,893)	(2,920,286)	(287,271)	(2,482,786)
Net decrease	(68,841)	$(496,158)	(23,331)	$(320,287)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	54

Multimanager 2025 Lifetime Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	4,752	$41,604	4,604	$39,631
Distributions reinvested	2,001	17,372	11,989	94,710
Repurchased	(27,204)	(230,213)	(6,198)	(51,230)
Net increase (decrease)	(20,451)	$(171,237)	10,395	$83,111
Class R5 shares
Sold	255,678	$2,262,643	433,975	$3,569,649
Distributions reinvested	32,710	282,941	123,777	975,359
Repurchased	(431,496)	(3,635,776)	(245,498)	(2,081,235)
Net increase (decrease)	(143,108)	$(1,090,192)	312,254	$2,463,773
Class R6 shares
Sold	1,251,479	$10,871,373	2,397,679	$20,651,077
Distributions reinvested	245,114	2,117,786	1,090,990	8,586,095
Repurchased	(3,055,536)	(25,680,003)	(2,037,295)	(17,385,379)
Net increase (decrease)	(1,558,943)	$(12,690,844)	1,451,374	$11,851,793
Class 1 shares
Sold	1,544,345	$13,194,818	2,156,484	$18,357,180
Distributions reinvested	2,675,447	23,169,372	12,392,870	97,655,814
Repurchased	(19,731,124)	(173,682,436)	(17,643,520)	(150,502,509)
Net decrease	(15,511,332)	$(137,318,246)	(3,094,166)	$(34,489,515)
Total net decrease	(19,719,315)	$(173,167,228)	(490,253)	$(15,410,595)

Multimanager 2020 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	283,380	$2,265,529	446,555	$3,502,534
Distributions reinvested	640,897	5,088,723	2,818,334	20,630,205
Repurchased	(3,231,103)	(25,661,046)	(3,215,436)	(25,243,731)
Net increase (decrease)	(2,306,826)	$(18,306,794)	49,453	$(1,110,992)
Class I shares
Sold	155,360	$1,237,253	180,836	$1,413,732
Distributions reinvested	1,717	13,646	3,836	28,077
Repurchased	(241,676)	(1,929,645)	(107,059)	(830,063)
Net increase (decrease)	(84,599)	$(678,746)	77,613	$611,746
Class R2 shares
Sold	95,529	$763,308	65,436	$510,098
Distributions reinvested	17,349	136,887	90,402	657,220
Repurchased	(51,856)	(411,392)	(249,133)	(1,927,382)
Net increase (decrease)	61,022	$488,803	(93,295)	$(760,064)
Class R4 shares
Sold	9,486	$74,221	10,014	$79,921
Distributions reinvested	1,733	13,658	5,145	37,351
Repurchased	(46,670)	(376,354)	(2,098)	(16,917)
Net increase (decrease)	(35,451)	$(288,475)	13,061	$100,355
55	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2020 Lifetime Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	110,207	$850,055	91,505	$703,765
Distributions reinvested	36,024	285,313	128,929	939,893
Repurchased	(299,647)	(2,364,197)	(103,591)	(796,412)
Net increase (decrease)	(153,416)	$(1,228,829)	116,843	$847,246
Class R6 shares
Sold	609,730	$4,753,978	1,581,080	$12,482,891
Distributions reinvested	120,942	954,232	560,358	4,073,800
Repurchased	(2,019,363)	(15,594,189)	(1,621,624)	(12,615,289)
Net increase (decrease)	(1,288,691)	$(9,885,979)	519,814	$3,941,402
Class 1 shares
Sold	1,044,872	$8,245,883	1,327,591	$10,338,378
Distributions reinvested	1,211,646	9,584,119	5,512,185	40,183,832
Repurchased	(9,878,710)	(78,745,520)	(9,354,912)	(72,697,681)
Net decrease	(7,622,192)	$(60,915,518)	(2,515,136)	$(22,175,471)
Total net decrease	(11,430,153)	$(90,815,538)	(1,831,647)	$(18,545,778)

Multimanager 2015 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	119,646	$867,876	60,837	$436,624
Distributions reinvested	353,676	2,595,980	1,358,234	9,263,154
Repurchased	(1,370,013)	(10,078,638)	(1,561,445)	(11,445,865)
Net decrease	(896,691)	$(6,614,782)	(142,374)	$(1,746,087)
Class I shares
Sold	6,602	$48,210	—	—
Distributions reinvested	789	5,784	12,966	$88,168
Repurchased	(85,425)	(600,782)	(94,205)	(715,750)
Net decrease	(78,034)	$(546,788)	(81,239)	$(627,582)
Class R2 shares
Sold	7,487	$55,262	7,918	$56,966
Distributions reinvested	2,356	17,175	9,405	63,668
Repurchased	(18,176)	(133,447)	(28,529)	(204,620)
Net decrease	(8,333)	$(61,010)	(11,206)	$(83,986)
Class R4 shares
Sold	—	—	1,355	$10,000
Net increase	—	—	1,355	$10,000
Class R5 shares
Sold	17,946	$130,433	8,239	$58,502
Distributions reinvested	2,388	17,482	9,057	61,495
Repurchased	(20,160)	(145,427)	(15,768)	(112,840)
Net increase	174	$2,488	1,528	$7,157
Class R6 shares
Sold	127,995	$947,746	244,998	$1,788,251
Distributions reinvested	51,398	376,746	170,613	1,160,167
Repurchased	(566,533)	(4,186,144)	(268,290)	(1,938,732)
Net increase (decrease)	(387,140)	$(2,861,652)	147,321	$1,009,686
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	56

Multimanager 2015 Lifetime Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	797,878	$5,843,584	556,385	$4,092,353
Distributions reinvested	431,502	3,158,596	1,639,943	11,151,614
Repurchased	(3,358,086)	(24,959,192)	(3,051,229)	(22,296,484)
Net decrease	(2,128,706)	$(15,957,012)	(854,901)	$(7,052,517)
Total net decrease	(3,498,730)	$(26,038,756)	(939,516)	$(8,483,329)

Multimanager 2010 Lifetime Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	82,494	$623,482	141,704	$1,046,915
Distributions reinvested	193,688	1,437,163	542,371	3,780,357
Repurchased	(730,748)	(5,447,934)	(737,674)	(5,454,255)
Net decrease	(454,566)	$(3,387,289)	(53,599)	$(626,983)
Class I shares
Sold	17,112	$123,340	8,027	$59,125
Distributions reinvested	289	2,142	4,795	33,325
Repurchased	(50,329)	(361,532)	(41,033)	(300,537)
Net decrease	(32,928)	$(236,050)	(28,211)	$(208,087)
Class R2 shares
Sold	51,387	$386,454	6,540	$47,920
Distributions reinvested	659	4,889	7,454	51,882
Repurchased	(8,125)	(61,788)	(67,248)	(491,128)
Net increase (decrease)	43,921	$329,555	(53,254)	$(391,326)
Class R4 shares[1]
Sold	393	$2,908	545	$4,082
Distributions reinvested	329	2,436	756	5,258
Repurchased	(8,851)	(66,650)	(63)	(458)
Net increase (decrease)	(8,129)	$(61,306)	1,238	$8,882
Class R5 shares
Sold	126,375	$935,743	7,622	$55,912
Distributions reinvested	5,530	40,981	22,252	154,650
Repurchased	(163,903)	(1,172,448)	(49,048)	(358,288)
Net decrease	(31,998)	$(195,724)	(19,174)	$(147,726)
Class R6 shares
Sold	104,650	$779,851	331,171	$2,427,575
Distributions reinvested	55,569	412,322	133,216	927,181
Repurchased	(477,890)	(3,555,583)	(354,035)	(2,603,022)
Net increase (decrease)	(317,671)	$(2,363,410)	110,352	$751,734
Class 1 shares
Sold	1,200,369	$8,994,405	1,979,153	$14,579,582
Distributions reinvested	406,295	3,014,709	1,176,581	8,189,002
Repurchased	(2,961,790)	(22,044,931)	(3,794,967)	(27,848,462)
Net decrease	(1,355,126)	$(10,035,817)	(639,233)	$(5,079,878)
Total net decrease	(2,156,497)	$(15,950,041)	(681,881)	$(5,693,384)

[1]	Class R4 shares were fully redeemed on April 8, 2024.
57	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager 2065 Lifetime Portfolio	Class I	41%
Multimanager 2065 Lifetime Portfolio	Class R2	87%
Multimanager 2065 Lifetime Portfolio	Class R4	96%
Multimanager 2065 Lifetime Portfolio	Class R6	12%
Multimanager 2065 Lifetime Portfolio	Class 1	100%
Multimanager 2060 Lifetime Portfolio	Class I	65%
Multimanager 2060 Lifetime Portfolio	Class R4	74%
Multimanager 2060 Lifetime Portfolio	Class 1	100%
Multimanager 2055 Lifetime Portfolio	Class R4	93%
Multimanager 2055 Lifetime Portfolio	Class 1	100%
Multimanager 2050 Lifetime Portfolio	Class R6	2%
Multimanager 2050 Lifetime Portfolio	Class 1	100%
Multimanager 2045 Lifetime Portfolio	Class R6	1%
Multimanager 2045 Lifetime Portfolio	Class 1	100%
Multimanager 2040 Lifetime Portfolio	Class R6	1%
Multimanager 2040 Lifetime Portfolio	Class 1	100%
Multimanager 2035 Lifetime Portfolio	Class 1	100%
Multimanager 2030 Lifetime Portfolio	Class R6	1%
Multimanager 2030 Lifetime Portfolio	Class 1	100%
Multimanager 2025 Lifetime Portfolio	Class 1	100%
Multimanager 2020 Lifetime Portfolio	Class 1	100%
Multimanager 2015 Lifetime Portfolio	Class R4	100%
Multimanager 2015 Lifetime Portfolio	Class 1	100%
Multimanager 2010 Lifetime Portfolio	Class R6	1%
Multimanager 2010 Lifetime Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2065 Lifetime Portfolio	$899,781	$41,543,550	$892,257	$16,219,463
Multimanager 2060 Lifetime Portfolio	2,437,244	73,540,647	3,738,438	55,930,534
Multimanager 2055 Lifetime Portfolio	3,297,741	83,573,472	5,628,003	81,775,013
Multimanager 2050 Lifetime Portfolio	4,781,209	105,757,170	8,947,470	136,351,276
Multimanager 2045 Lifetime Portfolio	8,918,914	134,733,603	12,310,116	206,588,669
Multimanager 2040 Lifetime Portfolio	10,819,123	143,367,782	19,057,802	223,722,158
Multimanager 2035 Lifetime Portfolio	15,463,885	159,859,381	28,126,198	249,485,626
Multimanager 2030 Lifetime Portfolio	33,942,634	167,411,825	45,446,068	298,127,356
Multimanager 2025 Lifetime Portfolio	31,644,115	118,269,241	44,835,947	277,103,168
Multimanager 2020 Lifetime Portfolio	20,375,063	66,722,050	26,772,678	149,562,435
Multimanager 2015 Lifetime Portfolio	9,184,178	23,798,178	10,718,953	47,821,290
Multimanager 2010 Lifetime Portfolio	7,806,326	22,433,993	8,315,495	37,823,662
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager 2030 Lifetime Portfolio	JHF Diversified Real Assets Fund	5.8%
Multimanager 2030 Lifetime Portfolio	JHF II Core Bond Fund	5.1%
Multimanager 2025 Lifetime Portfolio	JHF Diversified Real Assets Fund	5.2%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	58

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	92,128	$3,199,965	$2,313,234	$(1,175,255)	$(55,500)	$1,228,656	—	$123,346	$5,511,100
Bond	—	383,111	18,081	(397,262)	(6,906)	2,976	$676	—	—
Capital Appreciation	228,914	2,220,546	1,751,353	(833,429)	83,732	607,529	—	147,854	3,829,731
Capital Appreciation Value	243,890	1,487,526	913,667	(154,098)	(16,409)	247,241	40,163	29,546	2,477,927
Disciplined Value	171,737	2,606,631	1,847,065	(545,598)	(17,931)	533,790	35,131	177,604	4,423,957
Disciplined Value International	261,089	2,562,607	1,879,661	(597,694)	31,206	393,021	61,419	148,839	4,268,801
Diversified Macro	105,894	—	1,041,860	—	—	(88,811)	—	—	953,049
Emerging Markets Debt	69,901	324,844	754,238	(564,255)	9,548	22,253	26,772	—	546,628
Emerging Markets Equity	642,566	4,000,094	2,171,884	(444,160)	(178,269)	599,808	71,464	—	6,149,357
Equity Income	289,816	3,528,781	2,804,720	(882,971)	(101,237)	760,036	87,587	239,047	6,109,329
Financial Industries	43,858	516,572	218,672	(109,627)	(16,280)	191,515	13,105	774	800,852
Fundamental Large Cap Core	49,045	2,219,883	1,501,624	(463,636)	(19,287)	567,798	14,696	150,139	3,806,382
Health Sciences	160,276	675,623	507,447	(428,819)	11,349	111,110	—	55,354	876,710
High Yield	129,494	309,709	744,496	(670,944)	6,311	7,976	22,582	—	397,548
International Dynamic Growth	128,167	1,037,149	590,952	(322,557)	20,036	402,107	4,123	—	1,727,687
International Growth	67,819	1,147,627	780,951	(269,888)	(36,753)	289,879	37,397	—	1,911,816
International Small Company	125,401	1,001,220	666,698	(413,786)	(15,576)	191,017	33,766	—	1,429,573
International Strategic Equity Allocation	1,080,330	7,496,446	4,920,414	(2,402,180)	5,273	1,355,923	284,748	—	11,375,876
John Hancock Collateral Trust	19,013	112,190	393,748	(321,361)	2,660	2,890	8,646	—	190,127
Mid Cap Growth	282,487	2,743,755	1,489,715	(219,578)	(58,265)	552,866	—	—	4,508,493
Mid Value	311,685	3,446,493	2,566,905	(913,296)	(88,124)	726,138	49,390	332,260	5,738,116
Science & Technology	321,763	518,889	345,976	(350,177)	122,015	64,741	—	—	701,444
Short Duration Bond	37,797	709,566	1,231,162	(1,593,935)	6,131	1,987	28,228	—	354,911
Small Cap Dynamic Growth	49,428	535,829	317,017	(167,800)	(12,538)	213,732	—	—	886,240
Small Cap Value	55,951	622,301	575,821	(227,321)	(50,977)	124,790	5,881	70,716	1,044,614
59	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	1,538,232	$8,992,666	$7,077,144	$(711,733)	$36,745	$3,048,578	$146,695	—	$18,443,400
					$(339,046)	$12,159,546	$972,469	$1,475,479	$88,463,668
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	290,771	$12,863,067	$3,208,869	$(2,921,391)	$133,114	$4,110,263	—	$463,139	$17,393,922
Bond	—	1,555,591	55,307	(1,587,534)	(50,204)	26,840	$2,975	—	—
Capital Appreciation	722,653	8,948,313	2,759,975	(2,135,254)	(134,148)	2,651,101	—	557,036	12,089,987
Capital Appreciation Value	769,758	6,294,595	1,476,670	(745,848)	(133,361)	928,681	153,484	112,911	7,820,737
Disciplined Value	542,031	11,329,507	2,601,437	(1,709,360)	7,759	1,733,380	134,111	677,997	13,962,723
Disciplined Value International	824,912	10,736,314	3,058,088	(1,696,857)	104,878	1,284,887	234,339	567,886	13,487,310
Diversified Macro	334,220	—	3,347,309	(42,676)	(2,259)	(294,398)	—	—	3,007,976
Emerging Markets Debt	211,620	1,318,258	2,252,564	(2,017,911)	39,193	62,761	92,775	—	1,654,865
Emerging Markets Equity	2,028,042	16,822,239	3,005,567	(1,866,104)	(1,018,582)	2,465,243	287,497	—	19,408,363
Equity Income	915,477	15,475,915	4,805,003	(3,185,594)	(274,484)	2,477,408	324,266	912,069	19,298,248
Financial Industries	138,282	2,166,428	339,551	(591,626)	(55,645)	666,328	50,578	2,986	2,525,036
Fundamental Large Cap Core	154,794	9,348,398	2,374,073	(1,594,423)	(123,783)	2,009,290	56,490	577,131	12,013,555
Health Sciences	506,414	2,830,594	1,014,316	(1,473,131)	9,121	389,184	—	211,908	2,770,084
High Yield	392,032	1,252,270	2,409,470	(2,503,712)	16,863	28,647	78,910	—	1,203,538
International Dynamic Growth	404,515	4,345,246	1,018,433	(1,428,294)	(50,325)	1,567,799	15,795	—	5,452,859
International Growth	214,936	4,808,103	1,048,771	(663,228)	(140,062)	1,005,458	142,685	—	6,059,042
International Small Company	395,860	4,203,325	1,049,811	(1,321,667)	(22,424)	603,759	128,694	—	4,512,804
International Strategic Equity Allocation	3,429,652	31,407,154	7,127,625	(7,009,706)	55,030	4,534,129	1,086,436	—	36,114,232
John Hancock Collateral Trust	65,673	534,537	808,085	(686,093)	64	112	31,442	—	656,705
Mid Cap Growth	891,575	11,570,053	2,193,456	(1,333,576)	(668,225)	2,467,823	—	—	14,229,531
Mid Value	983,727	14,513,915	4,523,801	(3,021,007)	(347,499)	2,441,211	190,682	1,282,780	18,110,421
Science & Technology	1,015,699	2,196,027	613,153	(1,271,264)	360,582	315,725	—	—	2,214,223
Short Duration Bond	114,426	2,863,480	3,782,122	(5,594,330)	24,321	(1,135)	97,514	—	1,074,458
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	60

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Dynamic Growth	156,875	$2,257,202	$539,564	$(676,124)	$(153,525)	$845,660	—	—	$2,812,777
Small Cap Value	177,581	2,614,019	1,306,679	(820,802)	(189,777)	405,311	$22,539	$271,030	3,315,430
U.S. Sector Rotation	4,854,908	37,870,026	13,562,058	(4,154,222)	450,419	10,482,069	561,583	—	58,210,350
					$(2,162,959)	$43,207,536	$3,692,795	$5,636,873	$279,399,176
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	406,589	$19,204,466	$3,888,700	$(4,880,188)	$590,028	$5,519,124	—	$673,278	$24,322,130
Bond	—	2,315,156	65,935	(2,359,969)	(64,093)	42,971	$3,496	—	—
Capital Appreciation	1,010,287	13,330,639	3,278,100	(3,321,055)	(197,059)	3,811,484	—	810,707	16,902,109
Capital Appreciation Value	1,076,361	9,453,117	1,629,417	(1,272,159)	(234,345)	1,359,801	223,481	164,405	10,935,831
Disciplined Value	764,214	17,191,974	3,006,480	(2,973,702)	(4,379)	2,465,770	195,272	987,201	19,686,143
Disciplined Value International	1,162,904	16,019,941	3,698,296	(2,653,022)	182,122	1,766,139	340,890	826,098	19,013,476
Diversified Macro	467,343	—	4,613,073	—	—	(406,984)	—	—	4,206,089
Emerging Markets Debt	295,825	1,959,339	3,105,389	(2,897,639)	48,103	98,157	132,328	—	2,313,349
Emerging Markets Equity	2,835,836	25,150,198	2,856,608	(2,907,513)	(1,630,197)	3,669,851	424,785	—	27,138,947
Equity Income	1,289,185	23,406,956	5,667,369	(4,989,654)	(344,678)	3,436,025	469,717	1,325,231	27,176,018
Financial Industries	195,133	3,242,340	284,288	(832,290)	(34,531)	903,321	73,548	4,342	3,563,128
Fundamental Large Cap Core	216,484	13,966,436	2,227,637	(2,078,265)	(142,630)	2,828,141	82,412	841,960	16,801,319
Health Sciences	712,644	4,228,841	1,096,512	(1,986,673)	23,421	536,062	—	308,596	3,898,163
High Yield	548,025	1,861,372	2,695,917	(2,937,931)	30,452	32,626	110,406	—	1,682,436
International Dynamic Growth	565,638	6,473,975	1,115,803	(2,128,975)	(43,966)	2,207,961	22,999	—	7,624,798
International Growth	302,020	7,160,954	1,121,112	(995,306)	(117,184)	1,344,382	207,176	—	8,513,958
International Small Company	558,894	6,282,502	1,129,734	(1,855,487)	3,794	810,845	187,581	—	6,371,388
International Strategic Equity Allocation	4,818,388	46,782,751	7,513,221	(10,056,061)	85,906	6,411,804	1,581,043	—	50,737,621
John Hancock Collateral Trust	78,215	727,201	576,412	(521,717)	139	88	40,107	—	782,123
Mid Cap Growth	1,246,700	17,227,621	2,066,332	(1,953,448)	(913,571)	3,470,390	—	—	19,897,324
Mid Value	1,380,089	21,656,644	4,951,717	(4,137,006)	(542,763)	3,478,847	277,233	1,865,034	25,407,439
Science & Technology	1,420,037	3,278,499	759,272	(1,910,101)	537,706	430,305	—	—	3,095,681
61	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	159,957	$4,277,238	$5,293,898	$(8,101,802)	$40,361	$(7,701)	$138,327	—	$1,501,994
Small Cap Dynamic Growth	221,258	3,371,811	456,216	(834,449)	(211,684)	1,185,265	—	—	3,967,159
Small Cap Value	249,184	3,911,663	1,459,677	(1,007,487)	(239,192)	527,598	32,808	$394,518	4,652,259
U.S. Sector Rotation	6,788,677	56,762,526	15,610,704	(6,635,342)	715,270	14,943,075	817,696	—	81,396,233
					$(2,462,970)	$60,865,347	$5,361,305	$8,201,370	$391,587,115
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	587,463	$29,744,573	$4,701,293	$(8,421,812)	$1,319,682	$7,798,313	—	$1,027,710	$35,142,049
Bond	—	3,515,218	99,837	(3,569,012)	(116,633)	70,590	$6,107	—	—
Capital Appreciation	1,466,787	20,579,184	4,691,328	(6,141,274)	(375,460)	5,785,563	—	1,238,692	24,539,341
Capital Appreciation Value	1,555,594	14,590,200	2,200,279	(2,637,460)	(429,617)	2,081,432	340,562	250,536	15,804,834
Disciplined Value	1,108,116	26,393,247	4,043,015	(5,502,916)	256,684	3,355,049	297,496	1,503,990	28,545,079
Disciplined Value International	1,691,887	24,708,193	4,229,597	(4,102,859)	293,690	2,533,736	519,958	1,260,043	27,662,357
Diversified Macro	675,420	—	6,671,770	—	—	(592,988)	—	—	6,078,782
Emerging Markets Debt	427,536	2,943,634	4,465,735	(4,272,132)	59,256	146,837	194,444	—	3,343,330
Emerging Markets Equity	4,102,108	38,772,726	3,087,857	(5,583,327)	(2,948,645)	5,928,565	649,118	—	39,257,176
Equity Income	1,865,503	35,680,809	7,390,856	(8,244,919)	(172,014)	4,670,062	707,339	2,023,211	39,324,794
Financial Industries	282,607	4,966,783	346,582	(1,444,003)	41,618	1,249,415	111,787	6,599	5,160,395
Fundamental Large Cap Core	315,203	21,672,320	3,226,793	(4,426,312)	(200,835)	4,190,938	125,092	1,277,990	24,462,904
Health Sciences	1,034,490	6,568,934	1,296,557	(3,016,906)	59,995	750,080	—	470,483	5,658,660
High Yield	792,024	2,796,452	3,742,930	(4,201,098)	45,138	48,091	161,257	—	2,431,513
International Dynamic Growth	819,239	9,995,321	1,474,393	(3,647,684)	(106,372)	3,327,684	35,050	—	11,043,342
International Growth	439,021	10,969,518	1,109,641	(1,525,918)	(39,959)	1,862,727	316,595	—	12,376,009
International Small Company	809,780	9,643,555	1,137,768	(2,748,975)	49,015	1,150,132	285,951	—	9,231,495
International Strategic Equity Allocation	6,987,320	71,664,766	8,001,490	(15,728,887)	142,056	9,497,057	2,410,617	—	73,576,482
John Hancock Collateral Trust	84,273	973,642	1,183,498	(1,314,730)	168	123	48,397	—	842,701
Mid Cap Growth	1,801,772	26,536,001	2,921,918	(4,538,363)	(2,164,452)	6,001,184	—	—	28,756,288
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	62

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	2,007,944	$33,162,528	$6,002,388	$(6,520,172)	$(697,849)	$5,019,361	$421,160	$2,833,279	$36,966,256
Science & Technology	2,061,019	5,050,454	920,945	(2,915,539)	761,130	676,030	—	—	4,493,020
Short Duration Bond	231,175	6,425,953	7,061,373	(11,361,262)	59,337	(14,668)	202,668	—	2,170,733
Small Cap Dynamic Growth	319,508	5,150,524	625,131	(1,480,405)	(364,451)	1,797,986	—	—	5,728,785
Small Cap Value	361,996	6,026,654	1,843,350	(1,522,575)	(282,259)	693,291	49,901	600,056	6,758,461
U.S. Sector Rotation	9,854,185	87,959,137	19,670,744	(12,903,898)	1,412,494	22,013,201	1,246,066	—	118,151,678
					$(3,398,283)	$90,039,791	$8,129,565	$12,492,589	$567,506,464
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	830,790	$44,532,104	$4,413,887	$(12,401,260)	$1,981,474	$11,171,653	—	$1,498,233	$49,697,858
Bond	1,615,303	17,616,953	19,883,697	(15,767,333)	(683,271)	1,192,683	$818,486	—	22,242,729
Capital Appreciation	2,076,517	30,648,014	5,424,594	(9,197,383)	(387,617)	8,252,521	—	1,799,310	34,740,129
Capital Appreciation Value	2,326,716	22,411,770	2,345,401	(3,621,548)	(283,239)	2,787,046	517,509	380,707	23,639,430
Disciplined Value	1,566,055	38,686,493	4,516,846	(8,066,826)	414,490	4,790,576	425,166	2,149,428	40,341,579
Disciplined Value International	2,514,225	38,233,440	5,349,066	(6,662,849)	243,669	3,944,249	778,845	1,887,421	41,107,575
Diversified Macro	1,006,442	—	9,952,977	—	—	(894,996)	—	—	9,057,981
Diversified Real Assets	771,594	8,225,408	2,408,779	(1,885,845)	11,342	1,054,993	219,334	—	9,814,677
Emerging Markets Debt	1,205,531	11,540,321	3,011,748	(5,834,582)	(560,515)	1,270,281	601,050	—	9,427,253
Emerging Markets Equity	5,222,321	54,150,969	2,110,571	(10,319,356)	(2,929,615)	6,965,046	892,568	—	49,977,615
Equity Income	2,641,751	53,192,844	8,032,521	(11,913,671)	(74,381)	6,450,804	1,021,620	2,888,210	55,688,117
Financial Industries	408,514	7,408,017	386,002	(2,210,674)	126,558	1,749,555	163,367	9,644	7,459,458
Fundamental Large Cap Core	440,552	31,973,097	2,961,781	(6,359,695)	843,411	4,772,639	179,356	1,832,375	34,191,233
Health Sciences	1,501,780	9,906,087	1,892,014	(4,785,484)	151,489	1,050,630	—	696,421	8,214,736
High Yield	2,236,062	6,762,363	3,335,925	(3,481,441)	(181,484)	429,348	412,439	—	6,864,711
International Dynamic Growth	1,227,193	15,310,880	1,701,934	(5,313,122)	(151,761)	4,994,629	52,573	—	16,542,560
International Growth	653,127	16,892,696	1,316,521	(2,534,769)	83,152	2,654,061	474,612	—	18,411,661
International Small Company	1,219,337	14,961,827	1,423,677	(4,268,468)	462,615	1,320,789	434,335	—	13,900,440
International Strategic Equity Allocation	10,254,860	108,374,220	8,576,737	(23,117,110)	31,919	14,117,908	3,559,112	—	107,983,674
63	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	205,932	$2,275,967	$1,411,520	$(1,628,918)	$27	$638	$116,580	—	$2,059,234
Mid Cap Growth	2,459,371	38,062,513	2,963,325	(7,107,621)	(2,703,493)	8,036,845	—	—	39,251,569
Mid Value	2,735,173	47,963,224	6,620,168	(10,183,328)	662,404	5,292,060	585,588	$3,939,436	50,354,528
Science & Technology	3,017,869	7,551,448	1,487,138	(4,578,017)	364,918	1,753,468	—	—	6,578,955
Short Duration Bond	585,807	9,652,306	5,324,690	(9,601,934)	52,706	72,959	381,777	—	5,500,727
Small Cap Dynamic Growth	425,970	7,262,102	671,320	(2,220,850)	(112,777)	2,037,846	—	—	7,637,641
Small Cap Value	479,946	8,438,691	2,214,984	(2,223,496)	104,317	426,087	67,416	810,669	8,960,583
U.S. Sector Rotation	13,995,453	131,800,722	21,590,305	(19,234,926)	1,173,117	32,476,260	1,815,989	—	167,805,478
					$(1,360,545)	$128,170,578	$13,517,722	$17,891,854	$847,452,131
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	767,985	$41,606,656	$4,994,122	$(12,722,939)	$2,330,137	$9,732,916	—	$1,376,264	$45,940,892
Bond	2,864,697	34,215,819	17,403,015	(13,442,388)	(2,552,173)	3,822,605	$1,646,227	—	39,446,878
Capital Appreciation	1,919,379	28,691,199	5,254,494	(9,052,716)	5,788	7,212,439	—	1,643,065	32,111,204
Capital Appreciation Value	1,869,397	21,443,872	1,343,247	(6,047,858)	(335,686)	2,589,503	486,734	358,068	18,993,078
Core Bond	2,362,724	22,032,479	13,602,651	(9,842,257)	(1,303,864)	1,949,868	955,928	—	26,438,877
Disciplined Value	1,447,180	36,009,758	4,911,878	(8,379,027)	413,230	4,323,528	389,623	1,969,743	37,279,367
Disciplined Value International	2,424,999	38,000,548	4,606,156	(6,979,306)	269,512	3,751,830	760,092	1,841,974	39,648,740
Diversified Macro	1,040,188	—	10,289,191	—	—	(927,495)	—	—	9,361,696
Diversified Real Assets	1,765,379	22,671,612	3,954,975	(6,741,270)	260,001	2,310,308	564,212	—	22,455,626
Emerging Markets Debt	2,254,867	18,664,152	3,329,044	(5,613,453)	(1,208,786)	2,462,101	1,102,118	—	17,633,058
Emerging Markets Equity	4,160,873	47,316,286	2,151,939	(13,263,143)	(2,222,915)	5,837,392	779,218	—	39,819,559
Equity Income	2,443,391	49,599,364	8,235,381	(12,129,998)	32,853	5,769,089	936,681	2,645,078	51,506,689
Financial Industries	435,836	7,633,489	469,340	(2,095,808)	111,807	1,839,545	167,378	9,880	7,958,373
Fundamental Global Franchise	—	3,108,390	206,642	(3,502,085)	546,059	(359,006)	15,401	157,308	—
Fundamental Large Cap Core	339,860	24,739,483	2,831,911	(5,496,359)	994,408	3,307,061	138,367	1,413,619	26,376,504
Global Equity	347,544	3,087,179	2,276,830	(1,088,474)	181,713	324,960	35,708	39,836	4,782,208
Health Sciences	1,608,389	10,463,849	1,656,799	(4,561,185)	123,302	1,115,125	—	726,850	8,797,890
High Yield	4,182,435	13,405,390	4,026,787	(5,074,099)	(643,483)	1,125,481	799,580	—	12,840,076
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	64

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	1,205,582	$15,505,131	$1,585,488	$(5,612,720)	$(282,997)	$5,056,343	$52,533	—	$16,251,245
International Growth	630,654	16,602,046	1,103,601	(2,579,566)	136,042	2,516,008	464,268	—	17,778,131
International Small Company	1,255,228	15,868,237	1,470,805	(4,889,274)	552,623	1,307,212	455,151	—	14,309,603
International Strategic Equity Allocation	9,910,455	107,109,537	6,194,505	(22,692,027)	52,842	13,692,237	3,478,490	—	104,357,094
John Hancock Collateral Trust	172,777	2,107,588	1,836,797	(2,217,294)	163	448	102,806	—	1,727,702
Mid Cap Growth	2,160,617	33,965,367	2,515,161	(6,703,835)	(1,817,553)	6,524,311	—	—	34,483,451
Mid Value	2,393,821	43,103,977	5,333,314	(9,605,730)	817,069	4,421,612	517,371	$3,480,519	44,070,242
Science & Technology	3,213,984	7,770,512	1,406,502	(4,298,811)	303,420	1,824,863	—	—	7,006,486
Short Duration Bond	1,005,077	11,152,200	3,688,091	(5,591,050)	24,229	164,202	487,517	—	9,437,672
Small Cap Dynamic Growth	343,772	5,978,300	547,841	(1,930,356)	(46,538)	1,614,576	—	—	6,163,823
Small Cap Value	388,944	7,058,368	1,743,466	(1,973,837)	104,967	328,629	55,198	663,754	7,261,593
Strategic Income Opportunities	461,832	4,547,017	2,026,807	(2,052,416)	(101,018)	248,730	136,466	—	4,669,120
U.S. Sector Rotation	13,706,597	131,401,432	19,170,704	(18,924,833)	729,407	31,965,383	1,789,693	—	164,342,093
					$(2,525,441)	$125,851,804	$16,316,760	$16,325,958	$873,248,970
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	746,259	$41,556,348	$4,897,410	$(13,580,191)	$2,773,247	$8,994,418	—	$1,348,323	$44,641,232
Bond	5,812,866	68,509,406	24,752,993	(15,897,664)	(3,504,445)	6,182,878	$3,295,394	—	80,043,168
Capital Appreciation	1,864,258	28,774,474	5,057,109	(9,682,721)	575,368	6,464,814	—	1,613,363	31,189,044
Capital Appreciation Value	3,219,539	34,264,616	3,424,077	(8,796,337)	(709,042)	4,527,201	808,362	594,675	32,710,515
Core Bond	5,674,632	52,512,132	22,462,245	(13,131,123)	(2,450,138)	4,106,012	2,314,321	—	63,499,128
Disciplined Value	1,402,578	35,208,314	4,109,001	(7,895,912)	599,269	4,109,745	384,968	1,946,206	36,130,417
Disciplined Value International	2,643,284	41,815,828	4,610,563	(7,725,106)	473,906	4,042,508	846,475	2,051,312	43,217,699
Diversified Macro	1,200,005	—	11,878,738	—	—	(1,078,697)	—	—	10,800,041
Diversified Real Assets	3,184,250	42,333,353	5,270,403	(11,791,613)	644,757	4,046,756	1,059,980	—	40,503,656
Emerging Markets Debt	3,970,545	30,913,616	4,180,919	(6,216,317)	(1,563,119)	3,734,560	1,937,718	—	31,049,659
Emerging Markets Equity	4,098,345	45,832,871	1,638,462	(11,761,978)	(1,847,110)	5,358,916	758,937	—	39,221,161
65	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	2,366,851	$48,471,698	$6,675,848	$(11,048,967)	$211,116	$5,583,531	$920,011	$2,612,484	$49,893,226
Financial Industries	447,536	8,404,512	314,401	(2,645,678)	180,281	1,918,499	183,809	10,850	8,172,015
Fundamental Global Franchise	442,040	5,114,927	1,168,228	(1,272,844)	120,269	403,765	29,112	297,357	5,534,345
Fundamental Large Cap Core	289,390	21,286,268	2,187,517	(4,736,063)	1,010,099	2,711,703	118,445	1,210,090	22,459,524
Global Equity	402,205	6,461,128	225,559	(2,163,814)	433,938	577,534	86,890	96,934	5,534,345
Health Sciences	1,659,899	10,211,863	1,406,574	(3,791,929)	303,387	949,751	—	711,886	9,079,646
High Yield	7,355,919	24,330,023	4,354,778	(6,973,091)	(996,399)	1,867,359	1,434,623	—	22,582,670
International Dynamic Growth	1,305,551	17,050,816	1,453,414	(6,159,324)	(298,067)	5,551,984	57,712	—	17,598,823
International Growth	680,338	18,421,305	1,181,342	(3,353,254)	215,945	2,713,381	511,484	—	19,178,719
International Small Company	1,301,930	16,933,341	1,264,212	(5,326,397)	786,837	1,184,013	486,313	—	14,842,006
International Strategic Equity Allocation	10,010,384	111,102,411	6,192,818	(26,074,122)	181,565	14,006,674	3,606,266	—	105,409,346
John Hancock Collateral Trust	133,361	2,000,446	2,693,989	(3,361,450)	422	151	89,051	—	1,333,558
Mid Cap Growth	2,056,298	32,512,015	2,727,303	(7,034,751)	(1,181,054)	5,795,003	—	—	32,818,516
Mid Value	2,276,433	41,379,794	4,825,996	(9,368,898)	965,872	4,106,368	500,031	3,363,867	41,909,132
Science & Technology	3,330,980	8,466,671	1,804,098	(5,387,906)	393,738	1,984,936	—	—	7,261,537
Short Duration Bond	1,206,076	14,209,658	3,372,485	(6,486,285)	33,936	195,263	596,776	—	11,325,057
Small Cap Dynamic Growth	311,627	5,186,894	609,059	(1,591,457)	22,072	1,360,906	—	—	5,587,474
Small Cap Value	330,401	6,088,594	1,329,128	(1,614,067)	83,856	281,070	48,077	578,126	6,168,581
Strategic Income Opportunities	854,359	12,195,766	1,186,708	(5,119,529)	(224,627)	599,255	330,909	—	8,637,573
U.S. Sector Rotation	13,488,896	129,251,234	21,727,787	(21,590,806)	920,394	31,423,252	1,770,712	—	161,731,861
					$(1,843,727)	$133,703,509	$22,176,376	$16,435,473	$1,010,063,674
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	587,809	$33,059,201	$4,557,007	$(11,643,074)	$3,078,514	$6,111,080	—	$1,067,990	$35,162,728
Bond	6,404,485	83,381,529	17,074,231	(15,333,872)	(3,273,704)	6,341,577	$3,831,359	—	88,189,761
Capital Appreciation	1,471,691	22,767,524	4,946,349	(8,626,530)	1,314,662	4,219,387	—	1,274,997	24,621,392
Capital Appreciation Value	3,851,512	41,657,482	3,982,757	(11,061,228)	(655,419)	5,207,772	988,562	727,240	39,131,364
Core Bond	8,272,181	85,320,264	20,847,246	(16,072,843)	(3,048,530)	5,519,571	3,630,317	—	92,565,708
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	66

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value	1,104,800	$28,559,367	$3,462,453	$(7,291,439)	$793,405	$2,935,869	$309,968	$1,567,044	$28,459,655
Disciplined Value International	2,423,837	40,573,279	4,161,927	(9,324,687)	793,132	3,426,081	813,988	1,972,584	39,629,732
Diversified Macro	1,273,086	—	12,596,287	—	—	(1,138,511)	—	—	11,457,776
Diversified Real Assets	4,542,402	64,630,624	6,455,181	(20,166,916)	1,479,779	5,380,687	1,587,738	—	57,779,355
Emerging Markets Debt	5,029,192	40,634,549	4,960,272	(9,095,893)	(2,323,308)	5,152,661	2,519,748	—	39,328,281
Emerging Markets Equity	3,001,924	36,865,236	1,690,989	(12,540,317)	(1,636,373)	4,348,874	596,515	—	28,728,409
Equity Income	1,864,302	39,373,638	5,871,662	(10,576,138)	542,831	4,087,491	732,000	2,098,733	39,299,484
Financial Industries	439,493	8,058,923	452,091	(2,516,602)	158,312	1,872,413	175,958	10,387	8,025,137
Floating Rate Income	1,592,533	8,138,620	5,816,932	(1,748,258)	(137,948)	113,529	868,313	—	12,182,875
Fundamental Global Franchise	786,761	12,203,714	871,008	(4,344,340)	465,265	654,605	66,912	683,443	9,850,252
Fundamental Large Cap Core	157,789	11,882,902	1,454,665	(3,111,518)	729,072	1,290,886	65,452	668,691	12,246,007
Global Equity	1,013,960	16,798,108	472,425	(5,901,273)	849,633	1,733,200	223,306	249,119	13,952,093
Health Sciences	1,630,108	11,276,405	1,519,755	(5,177,424)	613,624	684,330	—	774,775	8,916,690
High Yield	9,304,638	33,040,456	4,456,809	(10,066,946)	(1,462,459)	2,597,378	1,875,590	—	28,565,238
International Dynamic Growth	1,210,818	16,638,840	1,610,051	(6,928,386)	(304,349)	5,305,667	56,031	—	16,321,823
International Growth	616,966	17,554,512	1,394,416	(4,291,752)	445,284	2,289,811	485,594	—	17,392,271
International Small Company	1,265,121	17,562,670	1,347,020	(6,445,293)	976,155	981,823	499,235	—	14,422,375
International Strategic Equity Allocation	9,069,432	106,776,029	6,086,704	(30,566,648)	102,602	13,102,431	3,431,877	—	95,501,118
John Hancock Collateral Trust	186,264	2,584,433	4,393,479	(5,116,109)	635	125	119,004	—	1,862,563
Mid Cap Growth	1,689,800	28,480,796	2,664,543	(8,117,302)	(862,567)	4,803,740	—	—	26,969,210
Mid Value	1,872,386	36,249,350	4,760,196	(10,791,785)	1,153,852	3,099,018	430,256	2,894,470	34,470,631
Science & Technology	3,269,981	8,195,913	1,747,508	(5,012,807)	231,051	1,966,894	—	—	7,128,559
Short Duration Bond	4,002,521	38,701,188	9,821,358	(11,679,110)	(477,209)	1,217,448	1,856,776	—	37,583,675
Small Cap Value	310,021	5,719,576	1,316,551	(1,592,757)	62,976	281,742	44,360	533,425	5,788,088
Strategic Income Opportunities	3,233,816	37,472,783	3,627,195	(9,695,517)	(631,086)	1,920,503	1,198,633	—	32,693,878
67	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	12,060,634	$116,213,565	$23,283,507	$(23,844,475)	$873,562	$28,080,841	$1,596,142	—	$144,607,000
					$(148,606)	$123,588,923	$28,003,634	$14,522,898	$1,052,833,128
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	234,916	$15,352,559	$2,684,556	$(7,870,861)	$4,547,668	$(661,237)	—	$458,218	$14,052,685
Bond	6,460,654	93,134,954	13,118,066	(20,507,267)	(4,164,042)	7,381,499	$4,050,463	—	88,963,210
Capital Appreciation	584,745	10,682,834	2,324,605	(5,599,669)	1,517,620	857,391	—	547,025	9,782,781
Capital Appreciation Value	3,440,279	41,900,906	2,921,060	(14,121,392)	(698,574)	4,951,235	953,240	701,255	34,953,235
Core Bond	7,747,392	88,962,709	14,359,024	(19,001,714)	(3,580,061)	5,953,356	3,593,952	—	86,693,314
Disciplined Value	438,681	12,153,588	2,164,838	(4,513,470)	536,074	959,396	127,822	646,205	11,300,426
Disciplined Value International	1,384,655	26,006,219	2,653,989	(8,536,753)	1,097,830	1,417,820	506,755	1,228,048	22,639,105
Diversified Macro	920,247	—	9,093,433	—	—	(811,206)	—	—	8,282,227
Diversified Real Assets	4,084,514	64,991,100	5,114,082	(24,483,501)	2,702,214	3,631,122	1,552,822	—	51,955,017
Emerging Markets Debt	4,591,036	39,086,449	5,238,714	(11,091,809)	(2,579,891)	5,248,435	2,386,996	—	35,901,898
Emerging Markets Equity	1,419,432	17,280,851	595,451	(5,502,841)	(88,442)	1,298,943	280,579	—	13,583,962
Equity Income	740,301	16,734,268	3,372,008	(6,351,386)	957,277	893,381	298,705	867,513	15,605,548
Financial Industries	270,744	5,469,315	194,125	(2,016,480)	145,239	1,151,581	115,943	6,844	4,943,780
Floating Rate Income	2,027,497	11,978,847	6,070,140	(2,506,174)	(62,166)	29,703	1,186,713	—	15,510,350
Fundamental Global Franchise	850,915	14,268,319	967,398	(5,816,144)	627,974	605,905	79,777	814,847	10,653,452
Fundamental Large Cap Core	87,080	7,372,626	911,845	(2,681,021)	302,237	852,615	38,762	396,013	6,758,302
Global Equity	829,290	15,217,572	422,887	(6,449,059)	1,216,149	1,003,478	199,890	222,996	11,411,027
Health Sciences	1,004,137	8,101,306	971,437	(4,422,031)	572,045	269,870	—	546,380	5,492,627
High Yield	8,505,039	32,763,641	3,638,235	(11,386,670)	(1,567,237)	2,662,502	1,795,267	—	26,110,471
International Dynamic Growth	747,379	11,485,190	803,250	(5,471,120)	76,820	3,180,528	37,724	—	10,074,668
International Growth	345,201	10,982,310	679,138	(3,530,282)	483,066	1,116,991	296,188	—	9,731,223
International Small Company	714,362	11,522,671	752,990	(5,323,375)	1,477,560	(286,121)	318,990	—	8,143,725
International Strategic Equity Allocation	5,211,116	68,689,920	3,850,024	(25,677,506)	(10,652)	8,021,267	2,165,661	—	54,873,053
John Hancock Collateral Trust	197,801	2,543,441	5,203,542	(5,769,770)	291	429	120,023	—	1,977,933
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	68

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	875,041	$16,495,236	$1,415,974	$(6,132,923)	$244,872	$1,942,501	—	—	$13,965,660
Mid Value	965,471	20,865,027	2,587,728	(7,936,015)	1,379,317	878,268	$243,482	$1,637,979	17,774,325
Science & Technology	2,016,025	5,535,004	1,107,185	(3,649,401)	100,411	1,301,735	—	—	4,394,934
Short Duration Bond	4,626,338	48,614,837	7,032,591	(13,107,640)	(1,127,129)	2,028,658	2,283,044	—	43,441,317
Small Cap Value	220,880	4,460,772	953,850	(1,531,366)	97,221	143,359	33,941	408,135	4,123,836
Strategic Income Opportunities	3,730,802	45,064,377	2,223,161	(11,113,143)	(650,882)	2,194,895	1,434,935	—	37,718,408
U.S. Sector Rotation	6,182,591	60,705,356	17,942,186	(19,583,844)	680,217	14,385,350	840,392	—	74,129,265
					$4,233,026	$72,603,649	$24,942,066	$8,481,458	$754,941,764
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	56,991	$3,281,171	$834,963	$(1,549,805)	$781,968	$60,899	—	$98,863	$3,409,196
Bond	3,768,649	58,987,169	4,685,741	(13,727,223)	(2,686,734)	4,635,347	$2,442,015	—	51,894,300
Capital Appreciation	141,607	2,286,018	703,411	(1,134,508)	235,337	278,822	—	118,016	2,369,080
Capital Appreciation Value	1,657,348	21,062,297	1,030,291	(7,308,073)	(386,522)	2,440,668	469,641	345,493	16,838,661
Core Bond	4,755,318	59,566,089	6,772,839	(14,622,149)	(2,663,063)	4,158,292	2,308,367	—	53,212,008
Disciplined Value	106,243	2,656,112	756,149	(1,011,948)	46,421	290,091	27,823	140,660	2,736,825
Disciplined Value International	630,983	11,699,435	1,244,938	(3,732,874)	387,073	717,995	226,382	548,604	10,316,567
Diversified Macro	472,111	—	4,680,391	—	—	(431,389)	—	—	4,249,002
Diversified Real Assets	2,196,801	36,555,130	3,042,036	(15,028,948)	2,111,890	1,263,206	848,924	—	27,943,314
Emerging Markets Debt	2,614,172	22,889,265	3,003,618	(6,989,315)	(1,450,094)	2,989,355	1,365,640	—	20,442,829
Emerging Markets Equity	473,396	5,849,633	330,095	(2,050,510)	26,132	375,051	90,263	—	4,530,401
Equity Income	179,297	3,659,356	1,097,348	(1,394,025)	221,605	195,287	65,445	188,288	3,779,571
Financial Industries	138,023	2,924,371	177,029	(1,254,645)	81,794	591,749	60,651	3,580	2,520,298
Floating Rate Income	1,525,704	9,255,436	4,460,039	(2,019,659)	(7,970)	(16,209)	888,784	—	11,671,637
Fundamental Global Franchise	419,968	7,393,786	526,523	(3,289,718)	426,599	200,810	38,595	394,210	5,258,000
Fundamental Large Cap Core	58,679	4,392,893	1,018,553	(1,568,708)	116,535	594,796	23,451	239,583	4,554,069
Global Equity	400,215	7,719,853	233,122	(3,535,260)	740,778	348,468	95,237	106,246	5,506,961
Global Shareholder Yield	245,476	4,034,170	178,844	(1,711,007)	329,724	246,539	107,217	59,046	3,078,270
Health Sciences	511,952	4,006,886	560,774	(2,187,572)	276,050	144,242	—	267,109	2,800,380
High Yield	4,848,892	19,434,227	1,847,596	(7,034,558)	(940,547)	1,579,381	1,030,252	—	14,886,099
69	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	362,193	$5,536,810	$586,635	$(2,780,039)	$321,112	$1,217,848	$17,822	—	$4,882,366
International Growth	153,946	4,921,717	362,478	(1,641,714)	33,158	664,096	129,470	—	4,339,735
International Small Company	284,596	4,873,952	311,283	(2,426,650)	761,558	(275,752)	132,984	—	3,244,391
International Strategic Equity Allocation	2,315,399	30,624,017	2,791,037	(12,495,054)	(113,171)	3,574,317	942,014	—	24,381,146
John Hancock Collateral Trust	99,739	1,430,971	3,431,331	(3,865,336)	148	240	63,667	—	997,354
Mid Cap Growth	327,471	6,173,348	809,230	(2,560,548)	464,940	339,471	—	—	5,226,441
Mid Value	361,340	7,856,811	1,007,516	(3,045,708)	745,398	88,255	88,948	$598,383	6,652,272
Science & Technology	1,027,622	2,924,371	699,591	(2,118,757)	100,726	634,285	—	—	2,240,216
Short Duration Bond	3,359,365	35,248,009	4,726,583	(9,092,320)	(763,183)	1,425,350	1,644,324	—	31,544,439
Small Cap Value	116,797	2,368,253	614,070	(936,154)	38,156	96,281	17,573	211,315	2,180,606
Strategic Income Opportunities	2,054,465	24,810,893	1,323,266	(6,219,295)	(288,507)	1,144,284	779,948	—	20,770,641
U.S. Sector Rotation	3,238,140	26,919,510	15,112,078	(10,210,474)	228,786	6,775,404	381,925	—	38,825,304
					$(823,903)	$36,347,479	$14,287,362	$3,319,396	$397,282,379
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	23,267	$1,277,544	$464,076	$(703,799)	$308,015	$45,988	—	$40,001	$1,391,824
Bond	1,557,880	24,055,532	2,059,676	(5,468,455)	(1,042,826)	1,848,078	$1,026,304	—	21,452,005
Capital Appreciation	57,808	889,328	380,416	(519,914)	99,799	117,505	—	47,749	967,134
Capital Appreciation Value	615,462	7,561,821	424,415	(2,507,295)	(47,932)	822,089	173,010	127,276	6,253,098
Core Bond	1,914,651	23,686,633	2,435,748	(5,292,533)	(987,424)	1,582,515	945,347	—	21,424,939
Disciplined Value	43,369	1,040,417	349,497	(411,846)	17,365	121,745	11,009	55,656	1,117,178
Disciplined Value International	209,386	3,889,538	419,129	(1,268,692)	163,501	219,981	74,997	181,746	3,423,457
Diversified Macro	181,030	—	1,790,764	(1,318)	(143)	(160,033)	—	—	1,629,270
Diversified Real Assets	817,420	13,151,344	1,200,492	(5,241,418)	775,137	512,028	314,167	—	10,397,583
Emerging Markets Debt	1,033,520	8,680,489	1,143,423	(2,353,449)	(465,103)	1,076,769	540,952	—	8,082,129
Emerging Markets Equity	73,911	876,467	123,479	(366,024)	22,587	50,820	14,562	—	707,329
Equity Income	73,198	1,433,661	530,035	(593,229)	76,779	95,764	26,291	74,336	1,543,010
Floating Rate Income	738,745	4,351,132	2,096,729	(783,882)	(3,568)	(9,012)	434,983	—	5,651,399
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	70

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Global Franchise	130,708	$2,254,431	$190,962	$(1,009,834)	$133,618	$67,285	$11,958	$122,137	$1,636,462
Fundamental Large Cap Core	18,963	1,379,101	352,876	(493,207)	59,270	173,699	7,507	76,698	1,471,739
Global Equity	151,986	2,830,795	80,745	(1,238,710)	271,033	147,461	35,942	40,096	2,091,324
Global Shareholder Yield	114,476	1,819,045	85,172	(740,210)	146,569	124,957	50,017	27,394	1,435,533
High Yield	1,916,678	7,405,322	808,696	(2,580,852)	(339,951)	590,987	407,757	—	5,884,202
International Dynamic Growth	110,365	1,630,856	140,337	(756,667)	94,595	378,601	5,420	—	1,487,722
International Growth	49,315	1,569,642	90,592	(503,695)	60,623	173,031	42,785	—	1,390,193
International Small Company	71,746	1,315,052	129,087	(760,530)	214,761	(80,465)	36,831	—	817,905
International Strategic Equity Allocation	734,966	9,434,723	673,847	(3,493,178)	1,443	1,122,354	299,855	—	7,739,189
John Hancock Collateral Trust	16,941	353,423	804,084	(988,206)	116	(10)	12,683	—	169,407
Mid Cap Growth	79,073	1,476,594	191,412	(607,453)	146,100	55,350	—	—	1,262,003
Mid Value	87,251	1,871,781	300,162	(778,196)	189,193	23,350	21,587	145,224	1,606,290
Short Duration Bond	1,567,141	15,734,061	1,978,145	(3,306,296)	(275,285)	584,831	772,663	—	14,715,456
Strategic Income Opportunities	803,940	9,350,233	496,255	(2,052,281)	(81,114)	414,743	306,561	—	8,127,836
U.S. Sector Rotation	1,040,767	8,189,876	4,332,497	(2,331,679)	53,296	2,234,806	122,064	—	12,478,796
					$(409,546)	$12,335,217	$5,695,252	$938,313	$146,354,412
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	13,923	$959,653	$402,975	$(730,681)	$85,393	$115,522	—	$24,183	$832,862
Bond	1,231,056	19,002,554	2,012,395	(4,680,820)	(840,792)	1,458,306	$790,682	—	16,951,643
Capital Appreciation Value	445,048	5,379,503	501,541	(1,896,045)	(40,797)	577,488	121,623	89,472	4,521,690
Core Bond	1,581,431	19,614,789	2,189,332	(4,583,615)	(867,371)	1,343,076	765,119	—	17,696,211
Disciplined Value International	139,537	2,446,508	531,853	(944,711)	90,177	157,603	48,214	116,840	2,281,430
Diversified Macro	136,127	—	1,351,213	(6,874)	(727)	(118,468)	—	—	1,225,144
Diversified Real Assets	615,936	9,768,837	1,555,090	(4,439,669)	478,696	471,750	227,790	—	7,834,704
Emerging Markets Debt	823,648	6,775,526	1,150,742	(1,954,702)	(408,403)	877,761	415,520	—	6,440,924
Equity Income	44,844	642,019	571,371	(384,241)	38,314	77,848	15,110	47,872	945,311
Floating Rate Income	686,783	4,046,133	2,088,969	(870,888)	(3,676)	(6,649)	392,623	—	5,253,889
71	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Global Franchise	101,673	$1,724,395	$233,266	$(832,826)	$90,330	$57,785	$9,165	$93,616	$1,272,950
Fundamental Large Cap Core	12,101	870,990	300,137	(378,310)	35,244	111,106	4,711	48,126	939,167
Global Equity	107,596	1,983,725	160,222	(950,319)	178,365	108,528	25,115	28,018	1,480,521
Global Shareholder Yield	105,863	1,658,228	108,582	(681,957)	119,829	122,834	44,688	24,576	1,327,516
High Yield	1,525,833	5,827,415	790,255	(2,127,831)	(288,105)	482,574	313,538	—	4,684,308
International Dynamic Growth	77,293	1,080,564	300,339	(658,004)	61,564	257,444	3,670	—	1,041,907
International Growth	33,542	978,163	207,900	(388,781)	27,317	120,958	27,115	—	945,557
International Small Company	54,257	651,256	118,868	(226,341)	38,957	35,792	17,874	—	618,532
International Strategic Equity Allocation	445,925	6,105,310	811,708	(2,900,232)	(37,288)	716,089	180,569	—	4,695,587
John Hancock Collateral Trust	32,472	367,286	1,008,858	(1,051,555)	61	58	17,192	—	324,708
Mid Cap Growth	29,615	541,584	145,788	(285,882)	17,399	53,767	—	—	472,656
Mid Value	33,284	689,289	168,065	(320,782)	48,948	27,236	7,620	51,263	612,756
Short Duration Bond	1,497,904	14,877,328	2,276,024	(3,377,138)	(287,444)	576,553	714,293	—	14,065,323
Strategic Income Opportunities	639,877	7,285,408	544,440	(1,619,045)	(67,926)	326,280	234,874	—	6,469,157
U.S. Sector Rotation	618,239	4,228,808	3,406,156	(1,455,791)	13,618	1,219,890	65,350	—	7,412,681
					$(1,518,317)	$9,171,131	$4,442,455	$523,966	$110,347,134
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	72

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of  John Hancock Funds II and Shareholders of Multimanager 2065 Lifetime Portfolio, Multimanager 2060 Lifetime Portfolio, Multimanager 2055 Lifetime Portfolio, Multimanager 2050 Lifetime Portfolio, Multimanager 2045 Lifetime Portfolio, Multimanager 2040 Lifetime Portfolio, Multimanager 2035 Lifetime Portfolio, Multimanager 2030 Lifetime Portfolio, Multimanager 2025 Lifetime Portfolio, Multimanager 2020 Lifetime Portfolio, Multimanager 2015 Lifetime Portfolio and Multimanager 2010 Lifetime Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Multimanager 2065 Lifetime Portfolio, Multimanager 2060 Lifetime Portfolio, Multimanager 2055 Lifetime Portfolio, Multimanager 2050 Lifetime Portfolio, Multimanager 2045 Lifetime Portfolio, Multimanager 2040 Lifetime Portfolio, Multimanager 2035 Lifetime Portfolio, Multimanager 2030 Lifetime Portfolio, Multimanager 2025 Lifetime Portfolio, Multimanager 2020 Lifetime Portfolio, Multimanager 2015 Lifetime Portfolio and Multimanager 2010 Lifetime Portfolio (twelve of the funds constituting John Hancock Funds II, hereafter collectively referred to as the “Portfolios”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
73	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2024.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager 2065 Lifetime Portfolio	$557,848	$62,397
Multimanager 2060 Lifetime Portfolio	2,149,890	242,124
Multimanager 2055 Lifetime Portfolio	3,137,297	354,055
Multimanager 2050 Lifetime Portfolio	4,786,956	540,321
Multimanager 2045 Lifetime Portfolio	6,998,376	781,657
Multimanager 2040 Lifetime Portfolio	6,672,460	734,138
Multimanager 2035 Lifetime Portfolio	6,859,960	745,916
Multimanager 2030 Lifetime Portfolio	6,427,582	684,059
Multimanager 2025 Lifetime Portfolio	3,925,372	407,330
Multimanager 2020 Lifetime Portfolio	1,671,872	169,743
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multimanager 2065 Lifetime Portfolio	$1,309,905
Multimanager 2060 Lifetime Portfolio	4,323,888
Multimanager 2055 Lifetime Portfolio	5,080,904
Multimanager 2050 Lifetime Portfolio	7,388,643
Multimanager 2045 Lifetime Portfolio	12,153,183
Multimanager 2040 Lifetime Portfolio	6,988,040
Multimanager 2035 Lifetime Portfolio	1,907,481
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	74

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds).  The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group and benchmark index and concluded that the performance of the Funds have generally been in line with or generally outperformed the historical performance of comparable funds over the longer term, with certain exceptions noted in Appendix A.  In such cases, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds.  In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	76

(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Funds;
(h)noted that the funds’ Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliate (the Subadvisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and;
(3)the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and
77	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each Fund has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the longer term with certain exceptions, as noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor and not the Funds and the advisory fee for each of the funds contains breakpoints that permit shareholders to benefit from economies of scale.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and that the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	78

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
Multimanager 2010 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the three-, five- and ten-year periods and underperformed for the one-year period.
Lipper Category – The fund outperformed the median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are equal to the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-, five- and ten-year periods and peer group median for the one-, three-, five- and ten-year periods.
Multimanager 2015 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the one-, three-, five- and ten-year periods.
Multimanager 2020 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the ﬁve- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the three-, ﬁve- and ten-year periods and underperformed for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the three-, ﬁve- and ten-year periods.
Multimanager 2025 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the ﬁve- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the one-, three-, ﬁve- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the one-, three-, ﬁve- and ten-year periods.
Multimanager 2030 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the ﬁve- and ten-year periods and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the ﬁve- and ten-year periods.
79	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio (subadvisor)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
Multimanager 2035 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five-year period and underperformed for the one-, three- and ten-year periods.
Lipper Category – The fund outperformed the median for the five- and ten-year periods and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and ten-year periods and the peer group median for the one- and three-year periods. The Board also took into account the fund’s favorable performance relative to the benchmark index for the five-year period and to the peer group median for the ﬁve- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Multimanager 2040 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the ﬁve- and ten-year periods and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one- and three-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the five- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Multimanager 2045 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, ﬁve- and ten-year periods.
Lipper Category – The fund outperformed the median for the ﬁve- and ten-year periods and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one- and three-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the five- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	80

Portfolio (subadvisor)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
Multimanager 2050 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the five- and ten-year periods and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one- and three-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the five- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Multimanager 2055 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three- and five-year periods.
Lipper Category – The fund outperformed the median for five-year period and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and the peer group median for the one- and three-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the five- year period.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Multimanager 2060 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three- and five-year periods. Lipper Category – The fund underperformed for the one-, three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one-, three- and five-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Multimanager 2065 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one- and three-year periods and for the period since inception on September 30, 2020.
Lipper Category – The fund underperformed the median for the one- and three-year periods and for the period since its inception on September 30, 2020.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are equal to the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one- and three-year periods and for the period since its inception on September 30, 2020.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
81	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment
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Our unique approach to asset management enables us to provide
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Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827839	LCA 8/24
10/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 8, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	October 8, 2024